                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                       Post-Effective Amendment No. 23                       [X]
                               (File No. 33-62457)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                              Amendment No. 73                               [X]
                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:
                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:
                             Elisabeth A. Dahl, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2008


RIVERSOURCE


SUCCESSION SELECT(R)


VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Web site address: riversource.com/lifeinsurance
             RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select).

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   1

TABLE OF CONTENTS


FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   3
    Annual Operating Expenses of the Funds.......   5
POLICY BENEFITS AND RISKS........................   9
    Policy Benefits..............................   9
    Policy Risks.................................  12
    Fund Risks...................................  14
LOADS, FEES AND CHARGES..........................  15
    Premium Expense Charge.......................  15
    Monthly Deduction............................  15
    Surrender Charge.............................  16
    Partial Surrender Charge.....................  17
    Mortality and Expense Risk Charge............  17
    Transfer Charge..............................  17
    Annual Operating Expenses of the Funds.......  17
    Effect of Loads, Fees and Charges............  17
    Other Information on Charges.................  17
RIVERSOURCE LIFE.................................  17
THE VARIABLE ACCOUNT AND THE FUNDS...............  18
    Relationship Between Funds and Subaccounts...  35
    Substitution of Investments..................  35
    Voting Rights................................  35
THE FIXED ACCOUNT................................  35
PURCHASING YOUR POLICY...........................  36
    Application..................................  36
    Premiums.....................................  36
    Limitations on the Use of the Policy.........  37
POLICY VALUE.....................................  37
    Fixed Account................................  37
    Subaccounts..................................  37
POLICY VALUE CREDITS.............................  39
KEEPING THE POLICY IN FORCE......................  39
    Minimum Initial Premium Period...............  39
    Death Benefit Guarantees.....................  39
    Grace Period.................................  40
    Reinstatement................................  40
    Exchange Right...............................  40
PROCEEDS PAYABLE UPON DEATH......................  41
    Change in Death Benefit Option...............  41
    Changes in Specified Amount..................  42
    Misstatement of Age or Sex...................  42
    Suicide......................................  42
    Beneficiary..................................  42
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  42
    Restrictions on Transfers....................  42
    Fixed Account Transfer Policies..............  44
    Minimum Transfer Amounts.....................  44
    Maximum Transfer Amounts.....................  45
    Maximum Number of Transfers Per Year.........  45
    Automated Transfers..........................  45
    Automated Dollar-Cost Averaging..............  45
    Asset Rebalancing............................  46
    Portfolio Navigator Asset Allocation
       Program...................................  46
POLICY LOANS.....................................  49
    Minimum Loan Amounts.........................  49
    Maximum Loan Amounts.........................  49
    Allocation of Loans to Accounts..............  50
    Repayments...................................  50
    Overdue Interest.............................  50
    Effect of Policy Loans.......................  50
POLICY SURRENDERS................................  50
    Total Surrenders.............................  50
    Partial Surrenders...........................  50
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  51
PAYMENT OF POLICY PROCEEDS.......................  51
    Payment Options..............................  52
    Deferral of Payments.........................  52
FEDERAL TAXES....................................  52
    RiverSource Life's Tax Status................  53
    Taxation of Policy Proceeds..................  53
    Modified Endowment Contracts.................  54
    Other Tax Considerations.....................  55
    Split Dollar Arrangements....................  56
DISTRIBUTION OF THE POLICY.......................  57
LEGAL PROCEEDINGS................................  59
POLICY ILLUSTRATIONS.............................  59
KEY TERMS........................................  63
FINANCIAL STATEMENTS.............................  64



 2  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE           When you pay premium.            5% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(A)              When you surrender your policy   Rate per $1,000 of the initial specified amount:
                                 for its full cash surrender
                                 value, or the policy lapses,     MINIMUM: $2.35 -- Female, Standard Nonsmoker, Age 15; Male,
                                 during the first 15 policy       Standard Nonsmoker, Age 90
                                 years.
                                                                  MAXIMUM: $35.77 -- Female, Standard Nonsmoker, Age 70;
                                                                  Male, Standard Nonsmoker, Age 70
                                                                  REPRESENTATIVE INSURED: $18.6949 -- Female, Preferred
                                                                  Nonsmoker, Age 55; Male, Standard Nonsmoker, Age 55
-----------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         When you surrender part of the   The lesser of:
                                 value of your policy.            - $25; or
                                                                  - 2% of the amount surrendered.
-----------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers per      CURRENT: No charge.
                                 year by mail or phone per
                                 policy year.
-----------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by   - $15 -- United States
ELECTRONIC FUND TRANSFERS OF     express mail or electronic fund  - $30 -- International
LOAN PAYMENTS AND SURRENDERS     transfer.
-----------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
COST OF INSURANCE CHARGES(A)     Monthly.                         Monthly rate per $1,000 of net amount at risk:
                                                                  MINIMUM: $.00006 -- Female, Standard, Age 15; Female,
                                                                  Standard, Age 15: Duration 1
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  90: Duration 15
                                                                  REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                  Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55:
                                                                  Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY FEE                       Monthly.                         MAXIMUM: $20 per month for first 10 policy years; and $7.50 per month for policy years 11+.
                                                                  CURRENT: $20 per month for the first 10 policy years.
-----------------------------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource
    Life at the address or telephone number shown on the first page of this prospectus.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   3

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
ADMINISTRATIVE CHARGE(A)         Monthly.                         Monthly rate per $1,000 of initial specified amount:
                                                                  GUARANTEED:
                                                                  Years 1-10 $.07
                                                                  Years 11+ $.02


                                                                        CURRENT:                YOUNGEST INSURED'S AGE
                                                                                            Per $1,000 of initial specified
                                                                                                   amount per month
                                                                                           15-39         40-59          60+
                                                                                           -----         -----         -----
                                                                        Years 1-10         $.04          $.05          $.06
                                                                        Years 11+          $.00          $.00          $.00



                                                                  REPRESENTATIVE INSUREDS: Male, Standard Nonsmoker, Age 55;
                                                                  Female, Preferred, Nonsmoker, Age 55
                                                                  Years 1-10 $.07
                                                                  Years 11+ $.02
-----------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                           GUARANTEED:
CHARGE                                                            - .90% of the average daily net asset value of the
                                                                  subaccounts for all policy years.
                                                                  CURRENT:
                                                                  - .90% of the average daily net asset value of the
                                                                  subaccounts for policy years 1-10; and
                                                                  - .45% of the average daily net asset value of the
                                                                  subaccounts for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS           Charged daily and due at the     GUARANTEED: 6% per year.
                                 end of the policy year.
                                                                  CURRENT:
                                                                  - 6% for policy years 1-10;
                                                                  - 4% for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE RIDER   Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(FYT)(A),(B)
                                                                  MINIMUM: $.00006 -- Female, Standard, Age 15; Female,
                                                                  Standard, Age 15; Duration 1
                                                                  GUARANTEED: $18.51 -- Male, Smoker, Age 90; Male, Smoker,
                                                                  Age 85: Duration 4
                                                                  REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                  Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55:
                                                                  Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER (PSO)  Monthly.                         Monthly rate is $.06 per $1,000 of the current base policy specified amount plus the STR specified amount.
-----------------------------------------------------------------------------------------------------------------------------
SURVIVOR TERM RIDER              Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(STR)(A),(C)
                                                                  MINIMUM: $.00006 -- Female, Standard Nonsmoker, Age 15;
                                                                  Female, Standard Nonsmoker, Age 15; Duration 1
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 75; Male, Smoker, Age
                                                                  75; Duration 25
                                                                  REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                  Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55;
                                                                  Duration 1
-----------------------------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource
    Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c)The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.

 4  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                              MANAGEMENT         12B-1            OTHER
                                                                 FEES             FEES           EXPENSES
 AIM V.I. Capital Appreciation Fund, Series I Shares            0.61%                --%           0.27%
 AIM V.I. Capital Development Fund, Series I Shares             0.75                 --            0.31
 AIM V.I. Core Equity Fund, Series I Shares                     0.60                 --            0.28
 AIM V.I. Financial Services Fund, Series I Shares              0.75                 --            0.36
 AIM V.I. International Growth Fund, Series II Shares           0.71               0.25            0.36
 AIM V.I. Technology Fund, Series I Shares                      0.75                 --            0.35
 AllianceBernstein VPS Growth and Income Portfolio (Class       0.55               0.25            0.04
 B)
 AllianceBernstein VPS International Value Portfolio            0.75               0.25            0.06
 (Class B)
 AllianceBernstein VPS Large Cap Growth Portfolio (Class        0.75               0.25            0.07
 B)
 American Century VP International, Class I                     1.20                 --            0.01
 American Century VP Value, Class I                             0.93                 --            0.01
 Calvert Variable Series, Inc. Social Balanced Portfolio        0.70                 --            0.20
 Columbia High Yield Fund, Variable Series, Class B             0.78               0.25            0.12
 Credit Suisse Trust - Commodity Return Strategy                0.50               0.25            0.28
 Portfolio
 Credit Suisse Trust - Mid-Cap Core Portfolio                   0.70                 --            0.58
 Credit Suisse Trust - Small Cap Core I Portfolio               0.70                 --            0.22
 Eaton Vance VT Floating-Rate Income Fund                       0.57               0.25            0.32
 Evergreen VA Fundamental Large Cap Fund - Class 2              0.58               0.25            0.17
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2        0.56               0.25            0.09
 Fidelity(R) VIP Growth & Income Portfolio Service Class        0.46               0.10            0.12
 Fidelity(R) VIP Mid Cap Portfolio Service Class                0.56               0.10            0.10
 Fidelity(R) VIP Overseas Portfolio Service Class               0.71               0.10            0.14
 FTVIPT Franklin Global Real Estate Securities                  0.75               0.25            0.31
 Fund - Class 2
 FTVIPT Franklin Small Cap Value Securities Fund - Class        0.51               0.25            0.15
 2
 FTVIPT Mutual Shares Securities Fund - Class 2                 0.59               0.25            0.13
 FTVIPT Templeton Foreign Securities Fund - Class 2             0.63               0.25            0.14
 Goldman Sachs VIT Mid Cap Value Fund - Institutional           0.80                 --            0.07
 Shares
 Goldman Sachs VIT Structured Small Cap Equity                  0.75                 --            0.20
 Fund - Institutional Shares

                                                              ACQUIRED FUND                    GROSS TOTAL
                                                                 FEES AND                        ANNUAL
                                                                EXPENSES**                      EXPENSES
 AIM V.I. Capital Appreciation Fund, Series I Shares                --%                           0.88%
 AIM V.I. Capital Development Fund, Series I Shares                 --                            1.06(1)
 AIM V.I. Core Equity Fund, Series I Shares                       0.02                            0.90(1)
 AIM V.I. Financial Services Fund, Series I Shares                  --                            1.11
 AIM V.I. International Growth Fund, Series II Shares             0.01                            1.33(1)
 AIM V.I. Technology Fund, Series I Shares                        0.01                            1.11
 AllianceBernstein VPS Growth and Income Portfolio (Class           --                            0.84
 B)
 AllianceBernstein VPS International Value Portfolio                --                            1.06
 (Class B)
 AllianceBernstein VPS Large Cap Growth Portfolio (Class            --                            1.07
 B)
 American Century VP International, Class I                         --                            1.21
 American Century VP Value, Class I                                 --                            0.94
 Calvert Variable Series, Inc. Social Balanced Portfolio            --                            0.90
 Columbia High Yield Fund, Variable Series, Class B                 --                            1.15(2)
 Credit Suisse Trust - Commodity Return Strategy                    --                            1.03(3)
 Portfolio
 Credit Suisse Trust - Mid-Cap Core Portfolio                       --                            1.28(3)
 Credit Suisse Trust - Small Cap Core I Portfolio                   --                            0.92
 Eaton Vance VT Floating-Rate Income Fund                           --                            1.14
 Evergreen VA Fundamental Large Cap Fund - Class 2                  --                            1.00
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2            --                            0.90
 Fidelity(R) VIP Growth & Income Portfolio Service Class            --                            0.68
 Fidelity(R) VIP Mid Cap Portfolio Service Class                    --                            0.76
 Fidelity(R) VIP Overseas Portfolio Service Class                   --                            0.95
 FTVIPT Franklin Global Real Estate Securities                      --                            1.31(4)
 Fund - Class 2
 FTVIPT Franklin Small Cap Value Securities Fund - Class          0.02                            0.93(5)
 2
 FTVIPT Mutual Shares Securities Fund - Class 2                     --                            0.97
 FTVIPT Templeton Foreign Securities Fund - Class 2               0.02                            1.04(5)
 Goldman Sachs VIT Mid Cap Value Fund - Institutional               --                            0.87
 Shares
 Goldman Sachs VIT Structured Small Cap Equity                      --                            0.95(6)
 Fund - Institutional Shares



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                              MANAGEMENT         12B-1            OTHER
                                                                 FEES             FEES           EXPENSES
 Goldman Sachs VIT Structured U.S. Equity                       0.65%                --%           0.07%
 Fund - Institutional Shares
 Janus Aspen Series Global Technology Portfolio: Service        0.64               0.25            0.18
 Shares
 Janus Aspen Series International Growth Portfolio:             0.64               0.25            0.06
 Service Shares
 Janus Aspen Series Large Cap Growth Portfolio: Service         0.64               0.25            0.02
 Shares
 Janus Aspen Series Mid Cap Growth Portfolio: Service           0.64               0.25            0.04
 Shares
 Lazard Retirement International Equity                         0.75               0.25            0.18
 Portfolio - Service Shares
 MFS(R) Investors Growth Stock Series - Service Class           0.75               0.25            0.11
 MFS(R) New Discovery Series - Service Class                    0.90               0.25            0.11
 MFS(R) Utilities Series - Service Class                        0.75               0.25            0.10
 Oppenheimer Global Securities Fund/VA, Service Shares          0.62               0.25            0.02
 Oppenheimer Main Street Small Cap Fund/VA, Service             0.70               0.25            0.02
 Shares
 Oppenheimer Strategic Bond Fund/VA, Service Shares             0.57               0.25            0.02
 PIMCO VIT All Asset Portfolio, Advisor Share Class             0.18               0.25            0.25
 Putnam VT Health Sciences Fund - Class IB Shares               0.70               0.25            0.13
 Putnam VT High Yield Fund - Class IB Shares                    0.69               0.25            0.10
 Putnam VT International Equity Fund - Class IB Shares          0.73               0.25            0.11
 Putnam VT International New Opportunities Fund - Class         1.00               0.25            0.17
 IB Shares
 Putnam VT New Opportunities Fund - Class IA Shares             0.63                 --            0.09
 Putnam VT Vista Fund - Class IB Shares                         0.65               0.25            0.11
 Royce Capital Fund - Micro-Cap Portfolio, Investment           1.25                 --            0.06
 Class
 RVST Disciplined Asset Allocation(SM)                            --               0.25            0.30
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)                            --               0.25            0.30
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)                            --               0.25            0.30
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)                            --               0.25            0.30
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)                            --               0.25            0.30
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable                          0.70               0.13            0.16
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable Portfolio - Select       0.83               0.13            1.13
 Value Fund (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable Portfolio - Small        0.97               0.13            0.18
 Cap Value Fund (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable Portfolio - Balanced Fund         0.53               0.13            0.14
 RVST RiverSource(R) Variable Portfolio - Cash Management       0.33               0.13            0.14
 Fund
 RVST RiverSource(R) Variable Portfolio - Diversified           0.45               0.13            0.16
 Bond Fund
 RVST RiverSource(R) Variable Portfolio - Diversified           0.59               0.13            0.14
 Equity Income Fund
 RVST RiverSource(R) Variable Portfolio - Global Bond           0.68               0.13            0.19
 Fund
 RVST RiverSource(R) Variable Portfolio - Global                0.44               0.13            0.17
 Inflation Protected Securities Fund
 RVST RiverSource(R) Variable Portfolio - Growth Fund           0.60               0.13            0.16
 RVST RiverSource(R) Variable Portfolio - High Yield Bond       0.59               0.13            0.15
 Fund
 RVST RiverSource(R) Variable Portfolio - Income                0.61               0.13            0.17
 Opportunities Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap             0.58               0.13            0.15
 Equity Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap Value       0.59               0.13            0.36
 Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap Growth        0.58               0.13            0.15
 Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap Value         0.73               0.13            0.17
 Fund
 RVST RiverSource(R) Variable Portfolio - S&P 500 Index         0.22               0.13            0.17
 Fund

                                                              ACQUIRED FUND                    GROSS TOTAL
                                                                 FEES AND                        ANNUAL
                                                                EXPENSES**                      EXPENSES
 Goldman Sachs VIT Structured U.S. Equity                           --%                           0.72%(7)
 Fund - Institutional Shares
 Janus Aspen Series Global Technology Portfolio: Service          0.01                            1.08
 Shares
 Janus Aspen Series International Growth Portfolio:                 --                            0.95
 Service Shares
 Janus Aspen Series Large Cap Growth Portfolio: Service           0.01                            0.92
 Shares
 Janus Aspen Series Mid Cap Growth Portfolio: Service               --                            0.93
 Shares
 Lazard Retirement International Equity                             --                            1.18
 Portfolio - Service Shares
 MFS(R) Investors Growth Stock Series - Service Class               --                            1.11
 MFS(R) New Discovery Series - Service Class                        --                            1.26
 MFS(R) Utilities Series - Service Class                            --                            1.10(8)
 Oppenheimer Global Securities Fund/VA, Service Shares              --                            0.89
 Oppenheimer Main Street Small Cap Fund/VA, Service                 --                            0.97
 Shares
 Oppenheimer Strategic Bond Fund/VA, Service Shares               0.02                            0.86(9)
 PIMCO VIT All Asset Portfolio, Advisor Share Class               0.69                            1.37(10)
 Putnam VT Health Sciences Fund - Class IB Shares                   --                            1.08
 Putnam VT High Yield Fund - Class IB Shares                      0.01                            1.05(11)
 Putnam VT International Equity Fund - Class IB Shares            0.01                            1.10
 Putnam VT International New Opportunities Fund - Class             --                            1.42(11)
 IB Shares
 Putnam VT New Opportunities Fund - Class IA Shares                 --                            0.72
 Putnam VT Vista Fund - Class IB Shares                             --                            1.01
 Royce Capital Fund - Micro-Cap Portfolio, Investment               --                            1.31
 Class
 RVST Disciplined Asset Allocation(SM)                            0.76                            1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)                            0.64                            1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)                            0.70                            1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)                            0.73                            1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)                            0.67                            1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable                              --                            0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable Portfolio - Select           --                            2.09(13)
 Value Fund (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable Portfolio - Small            --                            1.28(13)
 Cap Value Fund (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable Portfolio - Balanced Fund             --                            0.80
 RVST RiverSource(R) Variable Portfolio - Cash Management           --                            0.60
 Fund
 RVST RiverSource(R) Variable Portfolio - Diversified               --                            0.74
 Bond Fund
 RVST RiverSource(R) Variable Portfolio - Diversified               --                            0.86
 Equity Income Fund
 RVST RiverSource(R) Variable Portfolio - Global Bond               --                            1.00(13)
 Fund
 RVST RiverSource(R) Variable Portfolio - Global                    --                            0.74(13)
 Inflation Protected Securities Fund
 RVST RiverSource(R) Variable Portfolio - Growth Fund               --                            0.89
 RVST RiverSource(R) Variable Portfolio - High Yield Bond           --                            0.87
 Fund
 RVST RiverSource(R) Variable Portfolio - Income                    --                            0.91
 Opportunities Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap                 --                            0.86
 Equity Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap Value           --                            1.08(13)
 Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap Growth            --                            0.86
 Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap Value             --                            1.03(13)
 Fund
 RVST RiverSource(R) Variable Portfolio - S&P 500 Index             --                            0.52(13)
 Fund



 6  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                              MANAGEMENT         12B-1            OTHER
                                                                 FEES             FEES           EXPENSES
 RVST RiverSource(R) Variable Portfolio - Short Duration        0.48%              0.13%           0.18%
 U.S. Government Fund
 RVST RiverSource(R) Variable Portfolio - Small Cap             0.68               0.13            0.20
 Advantage Fund
 RVST Threadneedle(R) Variable Portfolio - Emerging             1.11               0.13            0.26
 Markets Fund (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable Portfolio - International        0.69               0.13            0.19
 Opportunity Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity Fund)
 Third Avenue Value Portfolio                                   0.90                 --            0.27
 Van Kampen Life Investment Trust Comstock Portfolio,           0.56               0.25            0.03
 Class II Shares
 Van Kampen UIF Global Real Estate Portfolio, Class II          0.85               0.35            0.38
 Shares
 Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares       0.75               0.35            0.35
 Wanger International Small Cap                                 0.88                 --            0.11
 (effective June 1, 2008, the Fund will change its name
 to Wanger International)
 Wanger U.S. Smaller Companies                                  0.90                 --            0.05
 (effective June 1, 2008, the Fund will change its name
 to Wanger USA)
 Wells Fargo Advantage VT Opportunity Fund                      0.73               0.25            0.20
 Wells Fargo Advantage VT Small Cap Growth Fund                 0.75               0.25            0.23

                                                              ACQUIRED FUND                    GROSS TOTAL
                                                                 FEES AND                        ANNUAL
                                                                EXPENSES**                      EXPENSES
 RVST RiverSource(R) Variable Portfolio - Short Duration            --%                           0.79%
 U.S. Government Fund
 RVST RiverSource(R) Variable Portfolio - Small Cap                 --                            1.01(13)
 Advantage Fund
 RVST Threadneedle(R) Variable Portfolio - Emerging                 --                            1.50
 Markets Fund (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable Portfolio - International            --                            1.01
 Opportunity Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity Fund)
 Third Avenue Value Portfolio                                       --                            1.17
 Van Kampen Life Investment Trust Comstock Portfolio,               --                            0.84
 Class II Shares
 Van Kampen UIF Global Real Estate Portfolio, Class II              --                            1.58(14)
 Shares
 Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares           --                            1.45(14)
 Wanger International Small Cap                                     --                            0.99
 (effective June 1, 2008, the Fund will change its name
 to Wanger International)
 Wanger U.S. Smaller Companies                                      --                            0.95
 (effective June 1, 2008, the Fund will change its name
 to Wanger USA)
 Wells Fargo Advantage VT Opportunity Fund                          --                            1.18(15)
 Wells Fargo Advantage VT Small Cap Growth Fund                     --                            1.23(15)



  * The Funds provided the information on their expenses and we have not independently verified the information.


 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.05% for AIM V.I. Capital Development Fund, Series I Shares, 0.89% for AIM V.I. Core Equity Fund, Series I Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.



 (2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.



 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.25% for Credit Suisse Trust - Mid-Cap Core Portfolio.



 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.



 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.



 (6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. In addition, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. This waiver may be modified or terminated at any time at the option of the Investment Adviser. After fee waivers and expense reductions net expenses would be 0.90% for Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares.



 (7) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.



 (8) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.



 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.



(10) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   7

(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.36% for Putnam VT International New Opportunities Fund - Class IB Shares.



(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.98% for RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable
     Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.



(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.



(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



 8  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date. You may both insureds have died. Before  choose either of the following death benefit options:
                              the youngest insured's attained
                              insurance age 100, your          OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                              policy's death benefit on the    insured's attained insurance age 100, the death benefit amount is
                              last surviving insured's death   the greater of the following as determined on the death benefit
                              can never be less than the       valuation date:
                              specified amount unless you      - the specified amount; or
                              change that amount or your       - a percentage of the policy value.
                              policy has outstanding
                              indebtedness.                    OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
                                                               - the policy value plus the specified amount; or
                                                               - a percentage of the policy value.
                                                               You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.
                                                               UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                               YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                               AMOUNT WILL BE THE GREATER OF:
                                                               - the policy value on the death benefit valuation date; or
                                                               - the policy value at the youngest insured's attained insurance age 100.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL GUARANTEE     Your policy will not lapse (end  MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
PERIOD AND DEATH BENEFIT      without value) if the Minimum    years of the policy when you may choose to pay the minimum
GUARANTEES (DBG)*             Initial Premium Period or any    initial premium as long as the policy value minus indebtedness
                              of the DBG options are in        equals or exceeds the monthly deduction.
* IN MARYLAND, REFERRED TO    effect, even if the cash
  AS NO LAPSE GUARANTEE       surrender value is less than     DEATH BENEFIT GUARANTEES: Each policy has the following two DBG
  (NLG) AND IN ILLINOIS,      the amount needed to pay the     options which remain in effect if you meet certain premium
  REFERRED TO AS COVERAGE     monthly deduction.               requirements and indebtedness does not exceed the policy value
  PROTECTION (CP).                                             minus surrender charges:
                                                               - DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) guarantees the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later).
                                                               - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.
                                                               The DBG-85 and DBG-100 are not available in Massachusetts, New
                                                               Jersey and Texas.
--------------------------------------------------------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   9

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
FLEXIBLE PREMIUMS             You choose when to pay premiums  When you apply for your policy, you state how much you intend to
                              and how much premium to pay.     pay and whether you will pay quarterly, semiannually or annually.
                                                               You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether any of the DBG options remain in effect.
--------------------------------------------------------------------------------------------------------------------------------
POLICY VALUE CREDITS          You may receive a credit to      If you have met certain premium requirements, we currently credit
                              your policy value beginning in   the policy value on a pro rata basis with an amount equal on an
                              the second policy year.          annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.
--------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 20th day after you receive it. On the date your request is postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office
                                                               - The policy date (only if the policy is issued in force)
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy. State
                              investment return of the         restrictions may apply.
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------



 10  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may, at no charge, transfer policy value from one subaccount
                              value.                           to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply to transfers.
--------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                              cost, in the form of riders (if    amount of term insurance. The FYT death benefit is paid if both
                              you meet certain requirements).    insureds die during the first four policy years.
                              The amounts of these benefits    - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                              do not vary with investment        split into two individual permanent plans of life insurance
                              experience of the variable         then offered by us for exchange, one on the life of each
                              account. Certain restrictions      insured, upon the occurrence of a divorce of the insureds or
                              apply and are clearly described    certain changes in federal estate tax law. (See "Federal
                              in the applicable rider. These     Taxes.")
                              riders may not be available in   - SURVIVOR TERM INSURANCE RIDER (STR): STR provides a level, term
                              all states.                        death benefit payable upon the death of the last surviving insured before the youngest insured's attained insurance age
                                                                 100.
--------------------------------------------------------------------------------------------------------------------------------



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   11

POLICY RISKS


        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit under Option 2 may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if neither the Minimum Initial Guarantee Period nor any of the DBG
                                                                 options are in effect and you do not pay the premiums needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase.
                                                               - The value of the subaccount to which you transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         short-term investment.             policy in force for a long period of time, your policy could lapse with no value.
                              --------------------------------------------------------------------------------------------------
                              Your policy has little or no     - Surrender charges apply to this policy for the first 15 policy
                              cash surrender value in the        years. Surrender charges can significantly reduce policy value.
                              early policy years.                Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate any of the DBG options.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate any of the DBG options.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       neither the Minimum Initial Premium Period nor any of the DBG
                                                                 options are in effect and you do not pay premium needed to maintain coverage.
--------------------------------------------------------------------------------------------------------------------------------



 12  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------
                              You use cash values or           - If you borrow from another policy to buy this one, the loan
                              dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one without            repay the loan and accrued interest, you could lose the other
                              dropping the other policy.         coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      A policy may be classified as a  - Federal income tax on earnings will apply to surrenders or
                              "modified endowment contract"      loans from a modified endowment contract or an assignment or
                              ("MEC") for federal income tax     pledge of a modified endowment contract. Earnings come out
                              purposes when issued. If a         first on surrenders or loans from a modified endowment contract
                              policy is not a MEC when           or an assignment or pledge of a modified endowment contract. If
                              issued, certain changes you may    you are under age 59 1/2, a 10% penalty tax also may apply to
                              make to the policy may cause it    these earnings.
                              to become a MEC.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings in the policy. For non-MEC
                              fully surrendered with an          policies, this is earnings in policy cash value and earnings
                              outstanding policy loan, you       previously taken via existing loans. It could be the case that
                              may experience a significant       a policy with a relatively small existing cash value could have
                              tax risk, especially if your       significant earnings that will be taxed upon lapse or surrender
                              policy is not a modified           of the policy. For MEC policies, this is the remaining earnings
                              endowment contract.                in the policy.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - You could lose any or all of the specific federal income tax
                              as life insurance for federal      attributes and benefits of a life insurance policy including
                              income tax purposes. Congress      tax- deferred accrual of cash values, and income tax free death
                              may change current tax law at      benefits and for non-MEC contracts your ability to take non-
                              any time.                          taxable distributions from the policy.
                              The interpretation of current
                              tax law is subject to change by
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
--------------------------------------------------------------------------------------------------------------------------------



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   13

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK (CONTINUED)
                              The IRS may determine that you   - You may be taxed on the income of each subaccount to the extent
                              are the owner of the fund          of your investment interest in the subaccount.
                              shares held by our Variable
                              Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                                                                 tax-deferred retirement plan.
                              The investments in the           - If a policy fails to qualify as a life insurance policy because
                              subaccount are not adequately      it is not adequately diversified, the policyholder must include
                              diversified.                       in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------



Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


 14  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   15

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $.05 and for insurance ages 60 and over, the rate is $.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.

LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $18,694.85
          2                18,694.85
          3                18,694.85
          4                18,694.85
          5                18,694.85
          6                18,694.85
          7                16,825.36
          8                14,955.88
          9                13,086.39
         10                11,372.70
         11                 9,347.42
         12                 7,477.94
         13                 5,608.45
         14                 3,738.97
         15                 1,869.48
         16                     0.00


 16  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- administrative charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   17

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


 18  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information
  (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2007.



  Expense payments non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").


  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   19

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series I   stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average growth and       subadvisers.
                              excellent prospects for future growth. The Fund
                              may also invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Core Equity Fund,    Growth of capital. Invests normally at least 80%  Invesco Aim Advisors, Inc. adviser,
Series I Shares               of its net assets, plus the amount of any         advisory entities affiliated with
                              borrowings for investment purposes, in equity     Invesco Aim Advisors, Inc.,
                              securities, including convertible securities of   subadvisers.
                              established companies that have long-term
                              above-average growth in earnings and dividends
                              and growth companies that are believed to have
                              the potential for above-average growth in
                              earnings and dividends. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.



 20  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse                 Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Trust - Commodity Return      derivative instruments backed and fixed-income
Strategy Portfolio            securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Credit Suisse Trust - Mid-    Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Cap Core Portfolio            equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
                              selection models rather than the more
                              traditional fundamental analysis approach.
                              Maintains investment attributes similar to those
                              of the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Credit Suisse Trust - Small   Capital growth. Invests in equity securities of   Credit Suisse Asset Management, LLC
Cap Core I Portfolio          small U.S. companies selected using proprietary
                              quantitative stock selection models rather than
                              the more traditional fundamental analysis
                              approach. Maintains investment attributes
                              similar to those of the Standard & Poor's
                              SmallCap 600(R) Index and intends to limit its
                              divergence from that index in terms of market,
                              industry and sector exposures.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.



 22  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R)Portfolio        primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class                         Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     Fidelity Management & Research Company
Portfolio Service Class       across different market sectors and maturities.   (FMR), investment manager; FMR U.K.,
                              Normally invests primarily in common stocks.      FMR Far East, sub- advisers.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class       primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R)Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.



 24  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 85% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalization of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $40 million and $4
                              billion.
                              The Fund's investments are selected using a
                              variety of quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected return. The Fund maintains risk,
                              style, capitalization and industry
                              characteristics similar to the Russell 2000(R)
                              Index. The Russell 2000 Index is an index
                              designed to represent an investable universe of
                              small cap companies. The Fund seeks to maximize
                              expected return while maintaining these and
                              other characteristics similar to the benchmark.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity Fund -            The Fund invests, under normal circumstances, at
Institutional Shares          least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments.
                              The Fund's investments are selected using a
                              variety of quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.



 26  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital Management LLC
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets in equity securities of mid-sized
                              companies whose market capitalization falls, at
                              the time of initial purchase, in the 12-month
                              average of the capitalization ranges of the
                              Russell Midcap Growth Index. Market
                              capitalization is a commonly used measure of the
                              size and value of a company.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT High Yield          High current income. Capital growth is a          Putnam Investment Management, LLC
Fund - Class IB Shares        secondary goal when consistent with achieving
                              high current income. The fund pursues its goal
                              by investing mainly in bonds that (i) are
                              obligations of U.S. companies, (ii) are below
                              investment-grade in quality and (iii) have
                              intermediate to long-term maturities (three
                              years or longer). Under normal circumstances,
                              the fund invests at least 80% of its net assets
                              in securities rated below investment-grade.
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT New Opportunities   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Fund - Class IA Shares        its goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.



 28  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Royce Capital Fund -          Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Micro-Cap Portfolio,          in a broadly diversified portfolio of equity
Investment Class              securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests the small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a conservative level of risk. The Fund
Conservative                  invests primarily in fixed income securities and
                              may be most appropriate for investors with a
                              shorter term investment horizon. This is a "fund
                              of funds" and seeks to achieve its objective by
                              investing in a combination of underlying funds
                              for which RiverSource Investments acts as
                              investment manager or an affiliate acts as
                              principal underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize the
                              risks inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate level of risk. The Fund invests
Moderate                      in a balance of fixed income and equity
                              securities and may be most appropriate for
                              investors with an intermediate term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate aggressive level of risk. The
Moderately Aggressive         Fund invests primarily in equity securities and
                              also invests a moderate amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with an intermediate-to-long term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate conservative level of risk. The
Moderately Conservative       Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund (previously        Fund's assets will be invested primarily in
RiverSource Variable          companies with market capitalizations of at
Portfolio - Fundamental       least $5 billion at the time of the Fund's
Value Fund)                   investment. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund (previously        well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
RiverSource Variable          capitalizations. The Fund considers mid-cap       sub- advisers.
Portfolio - Select Value      companies to be either those with a market
Fund)                         capitalization of up to $15 billion or those
                              whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund (previously    net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
RiverSource Variable          companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
Portfolio - Small Cap Value   time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Fund)                         that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.



 30  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.



 32  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund (previously RiverSource  emerging market companies. Under normal market    indirect wholly-owned subsidiary of
Variable Portfolio -          conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
Emerging Markets Fund)        assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund (previously  believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
RiverSource Variable          Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
Portfolio - International     markets.
Opportunity Fund)
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   33

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Under normal market circumstances, the Fund
Wanger International.         invests a majority of its net assets in small-
                              and mid-sized companies with market
                              capitalizations under $5 billion at the time of
                              investment. However, if the Fund's investments
                              in such companies represent less than a majority
                              of its net assets, the Fund may continue to hold
                              and to make additional investments in an
                              existing company in its portfolio even if that
                              company's capitalization has grown to exceed $5
                              billion. Except as noted above, under normal
                              market circumstances, the Fund may invest in
                              other companies with market capitalizations
                              above $5 billion, provided that immediately
                              after that investment a majority of its net
                              assets would be invested in companies with
                              market capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Under normal market circumstances, the Fund
Wanger USA.                   invests a majority of its net assets in small-
                              and mid-sized companies with market
                              capitalizations under $5 billion at the time of
                              investment. However, if the Fund's investments
                              in such companies represent less than a majority
                              of its net assets, the Fund may continue to hold
                              and to make additional investments in an
                              existing company in its portfolio even if that
                              company's capitalization has grown to exceed $5
                              billion. Except as noted above, under normal
                              market circumstances, the Fund may invest in
                              other companies with market capitalizations
                              above $5 billion, provided that immediately
                              after that investment a majority of its net
                              assets would be invested in companies with
                              market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.



 34  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or,


- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   35

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In
Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.


PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.


 36  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   37

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


 38  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   39

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.


PLEASE NOTE: In Massachusetts, New Jersey and Texas, the DBG-85 and DBG-100 are not available. In Maryland, all references in this prospectus to DBG are deleted and replaced with NLG. In Illinois, all references in this prospectus to DBG are deleted and replaced with CP.


GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


 40  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                          OPTION 1           OPTION 2
 Specified amount                                               $1,000,000         $1,000,000
 Policy value                                                   $   50,000         $   50,000
 Death benefit                                                  $1,000,000         $1,050,000
 Policy value increases to                                      $   80,000         $   80,000
 Death benefit                                                  $1,000,000         $1,080,000
 Policy value decreases to                                      $   30,000         $   30,000
 Death benefit                                                  $1,000,000         $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   41

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

DECREASES: After the first policy year, you may decrease the specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.


 42  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   43

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIERS AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



FIXED ACCOUNT TRANSFER POLICIES


- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.


 44  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.


MAXIMUM NUMBER OF TRANSFERS PER YEAR


You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see"Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   45

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN program model is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM



The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts. each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.


 46  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based an Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace portfolios Associates and may hire additional firms to assist with the development and periodic updates of the model Morningstar in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without he assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   47

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in. and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



 48  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial premium payment we accept;



- cancel required participation in the program after 30 days' written notice;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g. rebalancing instructions provided to insurer).



RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


POLICY LOANS


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   49

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")


 50  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)
TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   51

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10, or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.



 52  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is generally not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   53

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the
                                                    policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2)
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any indebtedness minus your investment in the policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - the amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):        OPTION A: Taxed as full surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contracts).
                                                    Interest taxed (and not subject to additional 10% penalty
                                                    tax).
                                                    OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected
                                                    taxed as a partial surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contracts).
                                                    Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10%
                                                    penalty tax.
----------------------------------------------------------------------------------------------------------------


(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.



We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.



 54  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

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If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.


REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.



INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after October 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264 (e)) if the loan interest is "personal interest."


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   55

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS



The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on September 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.



MUTUALLY EXCLUSIVE REGIMES



The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.



I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.



 56  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.



II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.



EOLI REQUIREMENTS MAY APPLY



For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.



TAXATION -- DETERMINED BY POLICY OWNERSHIP



The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if 2 or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.



SECTION 409A



The general rules for the taxation non-qualified deferred compensation plans in
Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.



DISTRIBUTION OF THE POLICY


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.


- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   57

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.


 58  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Administrative charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   59

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


 60  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $17,000
                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER
               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%              12%
----------------------------------------------------------------------------------------------------------------
   1      $   17,850     $1,000,000      $1,000,000      $ 1,000,000   $ 14,975      $   15,915      $    16,857
   2          36,593      1,000,000       1,000,000        1,000,000     29,587          32,404           35,334
   3          56,272      1,000,000       1,000,000        1,000,000     43,832          49,474           55,580
   4          76,936      1,000,000       1,000,000        1,000,000     57,699          67,135           77,760
   5          98,633      1,000,000       1,000,000        1,000,000     71,178          85,393          102,050
   6         121,414      1,000,000       1,000,000        1,000,000     84,257         104,254          128,648
   7         145,335      1,000,000       1,000,000        1,000,000     96,918         123,719          157,767
   8         170,452      1,000,000       1,000,000        1,000,000    109,147         143,796          189,648
   9         196,824      1,000,000       1,000,000        1,000,000    120,918         164,479          224,551
  10         224,515      1,000,000       1,000,000        1,000,000    132,208         185,769          262,768
  15         385,177      1,000,000       1,000,000        1,000,000    188,502         312,382          532,449
  20         590,227      1,000,000       1,000,000        1,046,579    229,529         461,899          978,112
  25         851,929      1,000,000       1,000,000        1,803,122    244,807         638,134        1,717,259
  30       1,185,933      1,000,000       1,000,000        3,071,535    197,761         850,827        2,925,271
  35       1,612,217      1,000,000       1,197,846        5,144,797      6,946       1,140,806        4,899,806
  40       2,156,276             --       1,521,822        8,223,019         --       1,506,754        8,141,603
  45       2,850,648             --       1,985,512       13,630,531         --       1,985,512       13,630,531
----------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF         ASSUMING HYPOTHETICAL GROSS
POLICY         ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%              12%
------
   1    $     --      $       --      $        --
   2      10,893          13,709           16,639
   3      25,137          30,779           36,885
   4      39,005          48,440           59,065
   5      52,483          66,698           83,355
   6      67,432          87,428          111,823
   7      81,962         108,764          142,811
   8      96,060         130,709          176,562
   9     109,701         153,262          213,334
  10     122,861         176,421          253,420
  15     188,502         312,382          532,449
  20     229,529         461,899          978,112
  25     244,807         638,134        1,717,259
  30     197,761         850,827        2,925,271
  35       6,946       1,140,806        4,899,806
  40          --       1,506,754        8,141,603
  45          --       1,985,512       13,630,531
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   61

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $17,000
                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER
               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                            POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%            6%           12%           0%            6%          12%
-------------------------------------------------------------------------------------------------------
   1      $   17,850     $1,000,000    $1,000,000    $1,000,000   $    14,717    $ 15,649    $   16,582
   2          36,593      1,000,000     1,000,000     1,000,000        29,033      31,815        34,710
   3          56,272      1,000,000     1,000,000     1,000,000        42,932      48,494        54,516
   4          76,936      1,000,000     1,000,000     1,000,000        56,399      65,685        76,147
   5          98,633      1,000,000     1,000,000     1,000,000        69,412      83,380        99,758
   6         121,414      1,000,000     1,000,000     1,000,000        81,941     101,562       125,518
   7         145,335      1,000,000     1,000,000     1,000,000        93,946     120,207       153,603
   8         170,452      1,000,000     1,000,000     1,000,000       105,373     139,274       184,199
   9         196,824      1,000,000     1,000,000     1,000,000       116,150     158,706       217,503
  10         224,515      1,000,000     1,000,000     1,000,000       126,197     178,441       253,735
  15         385,177      1,000,000     1,000,000     1,000,000       165,787     283,312       494,237
  20         590,227      1,000,000     1,000,000     1,000,000       164,740     380,635       875,371
  25         851,929      1,000,000     1,000,000     1,581,340        66,705     435,194     1,506,039
  30       1,185,933             --     1,000,000     2,615,698            --     362,202     2,491,141
  35       1,612,217             --            --     4,177,919            --          --     3,978,970
  40       2,156,276             --            --     6,378,570            --          --     6,315,416
  45       2,850,648             --            --    10,305,330            --          --    10,305,330
-------------------------------------------------------------------------------------------------------


               CASH SURRENDER VALUE
END OF     ASSUMING HYPOTHETICAL GROSS
POLICY     ANNUAL INVESTMENT RETURN OF
YEAR       0%          6%          12%
------
   1    $     --    $     --    $       --
   2      10,338      13,120        16,015
   3      24,237      29,799        35,821
   4      37,704      46,991        57,452
   5      50,717      64,685        81,063
   6      65,115      84,737       108,693
   7      78,991     105,251       138,648
   8      92,287     126,187       171,113
   9     104,933     147,489       206,286
  10     116,849     169,094       244,388
  15     165,787     283,312       494,237
  20     164,740     380,635       875,371
  25      66,705     435,194     1,506,039
  30          --     362,202     2,491,141
  35          --          --     3,978,970
  40          --          --     6,315,416
  45          --          --    10,305,330
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


 62  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   63

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

   -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

   -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).


 64  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

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     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   65

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     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   67

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     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   69

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

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     RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS   71

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits,
  cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                         riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-4298


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Company.


     Both companies are affiliated with Ameriprise Financial Services, Inc.


       (C) 2008 RiverSource Life Insurance Company. All rights reserved.

S-6202 L (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE(R)

VARIABLE SECOND-TO-DIE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Web site address: riversource.com/lifeinsurance
             RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Second-To-Die Life Insurance (V2D).

The purpose of each policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   1

TABLE OF CONTENTS


FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   4
    Annual Operating Expenses of the Funds.......   5
POLICY BENEFITS AND RISKS........................   9
    Policy Benefits..............................   9
    Policy Risks.................................  12
    Fund Risks...................................  14
LOADS, FEES AND CHARGES..........................  15
    Premium Expense Charge.......................  15
    Monthly Deduction............................  15
    Surrender Charge.............................  16
    Partial Surrender Charge.....................  17
    Mortality and Expense Risk Charge............  17
    Transfer Charge..............................  17
    Annual Operating Expenses of the Funds.......  17
    Effect of Loads, Fees and Charges............  17
    Other Information on Charges.................  17
RIVERSOURCE LIFE.................................  17
THE VARIABLE ACCOUNT AND THE FUNDS...............  18
    Relationship Between Funds and Subaccounts...  35
    Substitution of Investments..................  35
    Voting Rights................................  35
THE FIXED ACCOUNT................................  35
PURCHASING YOUR POLICY...........................  36
    Application..................................  36
    Premiums.....................................  36
    Limitations on the Use of the Policy.........  37
POLICY VALUE.....................................  37
    Fixed Account................................  37
    Subaccounts..................................  37
KEEPING THE POLICY IN FORCE......................  38
    Minimum Initial Premium Period...............  38
    Death Benefit Guarantees.....................  39
    Grace Period.................................  39
    Reinstatement................................  40
    Exchange Right...............................  40
PROCEEDS PAYABLE UPON DEATH......................  40
    Change in Death Benefit Option...............  41
    Changes in Specified Amount..................  41
    Misstatement of Age or Sex...................  42
    Suicide......................................  42
    Beneficiary..................................  42
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  42
    Restrictions on Transfers....................  42
    Fixed Account Transfer Policies..............  44
    Minimum Transfer Amounts.....................  44
    Maximum Transfer Amounts.....................  44
    Charge for Transfers.........................  44
    Automated Transfers..........................  44
    Automated Dollar-Cost Averaging..............  45
    Asset Rebalancing............................  46
    Portfolio Navigator Asset Allocation
       Program...................................  46
POLICY LOANS.....................................  49
    Minimum Loan Amounts.........................  49
    Maximum Loan Amounts.........................  49
    Allocation of Loans to Accounts..............  49
    Repayments...................................  49
    Overdue Interest.............................  49
    Effect of Policy Loans.......................  49
POLICY SURRENDERS................................  49
    Total Surrenders.............................  50
    Partial Surrenders...........................  50
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  50
PAYMENT OF POLICY PROCEEDS.......................  51
    Payment Options..............................  51
    Deferral of Payments.........................  51
FEDERAL TAXES....................................  52
    RiverSource Life's Tax Status................  52
    Taxation of Policy Proceeds..................  52
    Modified Endowment Contracts.................  53
    Other Tax Considerations.....................  54
    Split Dollar Arrangements....................  55
DISTRIBUTION OF THE POLICY.......................  56
LEGAL PROCEEDINGS................................  58
POLICY ILLUSTRATIONS.............................  58
KEY TERMS........................................  62
FINANCIAL STATEMENTS.............................  63


 2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE(A)        When you pay premium.            11% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                 When you surrender your policy   $4.00 per $1,000 of the initial specified amount for the
                                 for its full cash surrender      first five policy years, decreasing monthly thereafter
                                 value, or the policy lapses,     until it is zero at the end of 15 policy years.
                                 during the first 15 policy
                                 years.
-----------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         When you surrender part of the   The lesser of:
                                 value of your policy.            - $25; or
                                                                  - 2% of the amount surrendered.
-----------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers by mail  CURRENT: No charge.
                                 or phone per policy year.
-----------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by   - $15 -- United States
ELECTRONIC FUND TRANSFERS OF     express mail or electronic fund  - $30 -- International
LOAN PAYMENTS AND SURRENDERS     transfer.
-----------------------------------------------------------------------------------------------------------------------------

(a) A sales charge of 7.25%, a premium tax charge of 2.5% and a federal tax charge of 1.25% make up the premium expense charge.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
COST OF INSURANCE CHARGES(A)     Monthly.                         Monthly rate per $1,000 of net amount at risk:
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 20; Female,
                                                                  Nonsmoker, Age 20: Duration 1
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 15
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY FEE                       Monthly.                         GUARANTEED: $30 per month for the first 15 policy years.
                                                                  CURRENT: $30 per month for the first 15 policy years.
-----------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                           GUARANTEED:
CHARGE                                                            - .90% of the average daily net asset value of the
                                                                  subaccounts for all policy years.
                                                                  CURRENT:
                                                                  - .90% of the average daily net asset value of the
                                                                  subaccounts for all policy years.
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS           Charged daily on the loan        GUARANTEED: 6% per year.
                                 balance and due at the end of
                                 the policy year.                 CURRENT:
                                                                  - 6% for policy years 1-10;
                                                                  - 4% for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE RIDER   Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(FYT)(A),(B)
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 20; Female,
                                                                  Nonsmoker, Age 20; Duration 1
                                                                  MAXIMUM: $12.83 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 4
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female, Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER (PSO)  Monthly.                         Monthly rate is $.06 per $1,000 of the current base policy specified amount.
-----------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource
    Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

 4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                      ACQUIRED FUND
                                        MANAGEMENT      12B-1         OTHER              FEES AND
                                           FEES          FEES        EXPENSES           EXPENSES**
 AIM V.I. Capital Appreciation            0.61%           --%         0.27%                 --%
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,       0.75            --          0.31                  --
 Series I Shares
 AIM V.I. Core Equity Fund, Series        0.60            --          0.28                0.02
 I Shares
 AIM V.I. Financial Services Fund,        0.75            --          0.36                  --
 Series I Shares
 AIM V.I. International Growth            0.71          0.25          0.36                0.01
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I       0.75            --          0.35                0.01
 Shares
 AllianceBernstein VPS Growth and         0.55          0.25          0.04                  --
 Income Portfolio (Class B)
 AllianceBernstein VPS                    0.75          0.25          0.06                  --
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap          0.75          0.25          0.07                  --
 Growth Portfolio (Class B)
 American Century VP International,       1.20            --          0.01                  --
 Class I
 American Century VP Value, Class I       0.93            --          0.01                  --
 Calvert Variable Series, Inc.            0.70            --          0.20                  --
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable       0.78          0.25          0.12                  --
 Series, Class B
 Credit Suisse Trust - Commodity          0.50          0.25          0.28                  --
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core       0.70            --          0.58                  --
 Portfolio
 Credit Suisse Trust - Small Cap          0.70            --          0.22                  --
 Core I Portfolio
 Eaton Vance VT Floating-Rate             0.57          0.25          0.32                  --
 Income Fund
 Evergreen VA Fundamental Large Cap       0.58          0.25          0.17                  --
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)            0.56          0.25          0.09                  --
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income          0.46          0.10          0.12                  --
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio        0.56          0.10          0.10                  --
 Service Class
 Fidelity(R) VIP Overseas Portfolio       0.71          0.10          0.14                  --
 Service Class
 FTVIPT Franklin Global Real Estate       0.75          0.25          0.31                  --
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value          0.51          0.25          0.15                0.02
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities          0.59          0.25          0.13                  --
 Fund - Class 2
 FTVIPT Templeton Foreign                 0.63          0.25          0.14                0.02
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value          0.80            --          0.07                  --
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small       0.75            --          0.20                  --
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.        0.65            --          0.07                  --
 Equity Fund - Institutional Shares
 Janus Aspen Series Global                0.64          0.25          0.18                0.01
 Technology Portfolio: Service
 Shares

                                          GROSS TOTAL
                                             ANNUAL
                                            EXPENSES
 AIM V.I. Capital Appreciation               0.88%
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,          1.06(1)
 Series I Shares
 AIM V.I. Core Equity Fund, Series           0.90(1)
 I Shares
 AIM V.I. Financial Services Fund,           1.11
 Series I Shares
 AIM V.I. International Growth               1.33(1)
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I          1.11
 Shares
 AllianceBernstein VPS Growth and            0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS                       1.06
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap             1.07
 Growth Portfolio (Class B)
 American Century VP International,          1.21
 Class I
 American Century VP Value, Class I          0.94
 Calvert Variable Series, Inc.               0.90
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable          1.15(2)
 Series, Class B
 Credit Suisse Trust - Commodity             1.03(3)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core          1.28(3)
 Portfolio
 Credit Suisse Trust - Small Cap             0.92
 Core I Portfolio
 Eaton Vance VT Floating-Rate                1.14
 Income Fund
 Evergreen VA Fundamental Large Cap          1.00
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)               0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income             0.68
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio           0.76
 Service Class
 Fidelity(R) VIP Overseas Portfolio          0.95
 Service Class
 FTVIPT Franklin Global Real Estate          1.31(4)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value             0.93(5)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities             0.97
 Fund - Class 2
 FTVIPT Templeton Foreign                    1.04(5)
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value             0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small          0.95(6)
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.           0.72(7)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global                   1.08
 Technology Portfolio: Service
 Shares


             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                      ACQUIRED FUND
                                        MANAGEMENT      12B-1         OTHER              FEES AND
                                           FEES          FEES        EXPENSES           EXPENSES**
 Janus Aspen Series International         0.64%         0.25%         0.06%                 --%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap             0.64          0.25          0.02                0.01
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth        0.64          0.25          0.04                  --
 Portfolio: Service Shares
 Lazard Retirement International          0.75          0.25          0.18                  --
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock            0.75          0.25          0.11                  --
 Series - Service Class
 MFS(R) New Discovery                     0.90          0.25          0.11                  --
 Series - Service Class
 MFS(R) Utilities Series - Service        0.75          0.25          0.10                  --
 Class
 Oppenheimer Global Securities            0.62          0.25          0.02                  --
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap        0.70          0.25          0.02                  --
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond               0.57          0.25          0.02                0.02
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,           0.18          0.25          0.25                0.69
 Advisor Share Class
 Putnam VT Health Sciences                0.70          0.25          0.13                  --
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class        0.69          0.25          0.10                0.01
 IB Shares
 Putnam VT International Equity           0.73          0.25          0.11                0.01
 Fund - Class IB Shares
 Putnam VT International New              1.00          0.25          0.17                  --
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities              0.63            --          0.09                  --
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB          0.65          0.25          0.11                  --
 Shares
 Royce Capital Fund - Micro-Cap           1.25            --          0.06                  --
 Portfolio, Investment Class
 RVST Disciplined Asset                     --          0.25          0.30                0.76
 Allocation(SM)
 Portfolios - Aggressive
 RVST Disciplined Asset                     --          0.25          0.30                0.64
 Allocation(SM)
 Portfolios - Conservative
 RVST Disciplined Asset                     --          0.25          0.30                0.70
 Allocation(SM)
 Portfolios - Moderate
 RVST Disciplined Asset                     --          0.25          0.30                0.73
 Allocation(SM)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset                     --          0.25          0.30                0.67
 Allocation(SM)
 Portfolios - Moderately
 Conservative
 RVST RiverSource(R) Partners             0.70          0.13          0.16                  --
 Variable Portfolio - Fundamental
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R) Partners             0.83          0.13          1.13                  --
 Variable Portfolio - Select Value
 Fund
 (previously RiverSource(R)
 Variable Portfolio - Select Value
 Fund)
 RVST RiverSource(R) Partners             0.97          0.13          0.18                  --
 Variable Portfolio - Small Cap
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R) Variable             0.53          0.13          0.14                  --
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable             0.33          0.13          0.14                  --
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable             0.45          0.13          0.16                  --
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable             0.59          0.13          0.14                  --
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable             0.68          0.13          0.19                  --
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable             0.44          0.13          0.17                  --
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable             0.60          0.13          0.16                  --
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable             0.59          0.13          0.15                  --
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable             0.61          0.13          0.17                  --
 Portfolio - Income Opportunities
 Fund
 RVST RiverSource(R) Variable             0.58          0.13          0.15                  --
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable             0.59          0.13          0.36                  --
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable             0.58          0.13          0.15                  --
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable             0.73          0.13          0.17                  --
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable             0.22          0.13          0.17                  --
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable             0.48          0.13          0.18                  --
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable             0.68          0.13          0.20                  --
 Portfolio - Small Cap Advantage
 Fund
 RVST Threadneedle(R) Variable            1.11          0.13          0.26                  --
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R)
 Variable Portfolio - Emerging
 Markets Fund)
 RVST Threadneedle(R) Variable            0.69          0.13          0.19                  --
 Portfolio - International
 Opportunity Fund
 (previously RiverSource(R)
 Variable Portfolio - International
 Opportunity Fund)

                                          GROSS TOTAL
                                             ANNUAL
                                            EXPENSES
 Janus Aspen Series International            0.95%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap                0.92
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth           0.93
 Portfolio: Service Shares
 Lazard Retirement International             1.18
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock               1.11
 Series - Service Class
 MFS(R) New Discovery                        1.26
 Series - Service Class
 MFS(R) Utilities Series - Service           1.10(8)
 Class
 Oppenheimer Global Securities               0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap           0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond                  0.86(9)
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,              1.37(10)
 Advisor Share Class
 Putnam VT Health Sciences                   1.08
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class           1.05(11)
 IB Shares
 Putnam VT International Equity              1.10
 Fund - Class IB Shares
 Putnam VT International New                 1.42(11)
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities                 0.72
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB             1.01
 Shares
 Royce Capital Fund - Micro-Cap              1.31
 Portfolio, Investment Class
 RVST Disciplined Asset                      1.31(12)
 Allocation(SM)
 Portfolios - Aggressive
 RVST Disciplined Asset                      1.19(12)
 Allocation(SM)
 Portfolios - Conservative
 RVST Disciplined Asset                      1.25(12)
 Allocation(SM)
 Portfolios - Moderate
 RVST Disciplined Asset                      1.28(12)
 Allocation(SM)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset                      1.22(12)
 Allocation(SM)
 Portfolios - Moderately
 Conservative
 RVST RiverSource(R) Partners                0.99(13)
 Variable Portfolio - Fundamental
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Fundamental
 Value Fund)
 RVST RiverSource(R) Partners                2.09(13)
 Variable Portfolio - Select Value
 Fund
 (previously RiverSource(R)
 Variable Portfolio - Select Value
 Fund)
 RVST RiverSource(R) Partners                1.28(13)
 Variable Portfolio - Small Cap
 Value Fund
 (previously RiverSource(R)
 Variable Portfolio - Small Cap
 Value Fund)
 RVST RiverSource(R) Variable                0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable                0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable                0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable                0.86
 Portfolio - Diversified Equity
 Income Fund
 RVST RiverSource(R) Variable                1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable                0.74(13)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable                0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable                0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable                0.91
 Portfolio - Income Opportunities
 Fund
 RVST RiverSource(R) Variable                0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable                1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable                0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable                1.03(13)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable                0.52(13)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable                0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable                1.01(13)
 Portfolio - Small Cap Advantage
 Fund
 RVST Threadneedle(R) Variable               1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R)
 Variable Portfolio - Emerging
 Markets Fund)
 RVST Threadneedle(R) Variable               1.01
 Portfolio - International
 Opportunity Fund
 (previously RiverSource(R)
 Variable Portfolio - International
 Opportunity Fund)


 6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                      ACQUIRED FUND
                                        MANAGEMENT      12B-1         OTHER              FEES AND
                                           FEES          FEES        EXPENSES           EXPENSES**
 Third Avenue Value Portfolio             0.90%           --%         0.27%                 --%
 Van Kampen Life Investment Trust         0.56          0.25          0.03                  --
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate        0.85          0.35          0.38                  --
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth            0.75          0.35          0.35                  --
 Portfolio, Class II Shares
 Wanger International Small Cap           0.88            --          0.11                  --
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies            0.90            --          0.05                  --
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 USA)
 Wells Fargo Advantage VT                 0.73          0.25          0.20                  --
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap       0.75          0.25          0.23                  --
 Growth Fund

                                          GROSS TOTAL
                                             ANNUAL
                                            EXPENSES
 Third Avenue Value Portfolio                1.17%
 Van Kampen Life Investment Trust            0.84
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate           1.58(14)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth               1.45(14)
 Portfolio, Class II Shares
 Wanger International Small Cap              0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies               0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 USA)
 Wells Fargo Advantage VT                    1.18(15)
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap          1.23(15)
 Growth Fund



  * The Funds provided the information on their expenses and we have not independently verified the information.


 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.05% for AIM V.I. Capital Development Fund, Series I Shares, 0.89% for AIM V.I. Core Equity Fund, Series I Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.



 (2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.



 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.25% for Credit Suisse Trust - Mid-Cap Core Portfolio.



 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.



 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.



 (6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. In addition, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. This waiver may be modified or terminated at any time at the option of the Investment Adviser. After fee waivers and expense reductions net expenses would be 0.90% for Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares.



 (7) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.



 (8) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.



 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.



(10) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.



(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.36% for Putnam VT International New Opportunities Fund - Class IB Shares.



(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.98% for RVST RiverSource(R) Partners Variable Portfolio - Fundamental


             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   7

     Value Fund, 1.03% for RVST RiverSource(R) Partners Variable
     Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.



(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.



(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.




 8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date. You may both insureds have died. Before  choose either of the following death benefit options:
                              the youngest insured's attained
                              insurance age 100, your          OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                              policy's death benefit on the    insured's attained insurance age 100, the death benefit amount is
                              last surviving insured's death   the greater of the following as determined on the death benefit
                              can never be less than the       valuation date:
                              specified amount unless you      - the specified amount; or
                              change that amount or your       - a percentage of the policy value.
                              policy has outstanding
                              indebtedness.                    OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
                                                               - the policy value plus the specified amount; or
                                                               - a percentage of the policy value.
                                                               You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.
                                                               UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                               YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                               AMOUNT WILL BE THE CASH SURRENDER VALUE.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PREMIUM       Your policy will not lapse (end  MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
PERIOD AND DEATH BENEFIT      without value) if the minimum    years of the policy when you may choose to pay the minimum
GUARANTEES (DBG)              initial premium period or any    initial premium as long as the policy value minus indebtedness
                              of the DBG options are in        equals or exceeds the monthly deduction.
                              effect, even if the cash
                              surrender value is less than     DEATH BENEFIT GUARANTEES: Each policy has the following two DBG
                              the amount needed to pay the     options which remain in effect if you meet certain premium
                              monthly deduction.               requirements and indebtedness does not exceed the policy value minus surrender charges:
                                                               - DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) guarantees the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later).
                                                               - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.
                                                               The DBG-85 and DBG-100 are not available in Maryland and
                                                               Massachusetts.
--------------------------------------------------------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   9

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
FLEXIBLE PREMIUMS             You choose when to pay premiums  When you apply for your policy, you state how much you intend to
                              and how much premium to pay.     pay and whether you will pay quarterly, semiannually or annually.
                                                               You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether any of the DBG options remain in effect.
--------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 10th day after you receive it (15th day in Colorado, 20th day in North Dakota) or the 45th day after you sign your application.
                                                               On the date your request is postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office
                                                               - The policy date (only if the policy is issued in force)
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy. State
                              investment return of the         restrictions may apply.
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------

 10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may, at no charge, transfer policy value from one subaccount
                              value.                           to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply to transfers.
--------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                              cost, in the form of riders (if    amount of term insurance. The FYT death benefit is paid if both
                              you meet certain requirements).    insureds die during the first four policy years.
                              The amounts of these benefits    - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                              do not vary with investment        split into two individual permanent plans of life insurance
                              experience of the variable         then offered by us for exchange, one on the life of each
                              account. Certain restrictions      insured, upon the occurrence of a divorce of the insureds or
                              apply and are clearly described    certain changes in federal estate tax law. (See "Federal
                              in the applicable rider. These     Taxes.")
                              riders may not be available in
                              all states.
--------------------------------------------------------------------------------------------------------------------------------

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   11

POLICY RISKS


        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit under Option 2 may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase.
                                                               - The value of the subaccount to which you transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         short-term investment.             policy in force for a long period of time, your policy could lapse with no value.
                              --------------------------------------------------------------------------------------------------
                              Your policy has little or no     - Surrender charges apply to this policy for the first 15 policy
                              cash surrender value in the        years. Surrender charges can significantly reduce policy value.
                              early policy years.                Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate any of the DBG options.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate any of the DBG options.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay premium needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------


 12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------
                              You use cash values or           - If you borrow from another policy to buy this one, the loan
                              dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one, without           repay the loan and accrued interest, you could lose the other
                              dropping the other policy.         coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      Certain changes you make to the  - Federal income tax on earnings will apply to surrenders or
                              policy may cause it to become a    loans from a modified endowment contract or an assignment or
                              "modified endowment contract"      pledge of a modified endowment contract. Earnings come out
                              for federal income tax             first on surrenders or loans from a modified endowment contract
                              purposes.                          or an assignment or pledge of a modified endowment contract. If you are under age 59 1/2, a 10% penalty tax also may apply to these earnings.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings in the policy. For non-MEC
                              fully surrendered with an          policies, this is earnings in policy cash value and earnings
                              outstanding policy loan, you       previously taken via existing loans. It could be the case that
                              may experience a significant       a policy with a relatively small existing cash value could have
                              tax risk, especially if your       significant earnings that will be taxed upon lapse or surrender
                              policy is not a modified           of the policy. For MEC policies, this is the remaining earnings
                              endowment contract.                in the policy.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - You could lose any or all of the specific federal income tax
                              as life insurance for federal      attributes and benefits of a life insurance policy including
                              income tax purposes.               tax- deferred accrual of cash values, and income tax free death
                              Congress may change current tax    benefits and for non-MEC contracts your ability to take non-
                              law at any time.                   taxable distributions from the policy.
                              The interpretation of current
                              tax law is subject to change by
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
--------------------------------------------------------------------------------------------------------------------------------


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   13

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK (CONTINUED)
                              The IRS may determine that you   - You may be taxed on the income of each subaccount to the extent
                              are the owner of the fund          of your investment interest in the subaccount.
                              shares held by our Variable
                              Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                                                                 tax-deferred retirement plan.
                              The investments in the           - If a policy fails to qualify as a life insurance policy because
                              subaccount are not adequately      it is not adequately diversified, the policyholder must include
                              diversified.                       in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------



Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

 14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge has three parts:

SALES CHARGE: 7.25% of each premium payment. Partially compensates us for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature.

PREMIUM TAX CHARGE: 2.5% of each premium payment. Compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the average rate of 2.5% even though state premium taxes vary from 2.0% to 3.5%. This 2.5% rate may be different than the actual premium tax we expect to pay in your state.

FEDERAL TAX CHARGE: 1.25% of each premium payment. Compensates us for paying federal taxes resulting from the sale of the policy and is a reasonable charge in relation to our federal tax burden. We reserve the right to change the amount of this charge (except in Oregon) if applicable federal law changes our federal tax burden.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   15

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.

2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month in the first 15 policy years and $0 thereafter.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge. The surrender charge is a contingent deferred issue and administration expense charge. It reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. We do not expect to make a profit on this charge. This charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for nonsmoker rates and female, insurance age 55, qualifying for nonsmoker rates. We assume the specified amount to be $1,000,000.

LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $4,000.00
          2                4,000.00
          3                4,000.00
          4                4,000.00
          5                4,000.00
          6                4,000.00
          7                3,600.00
          8                3,200.00
          9                2,800.00
         10                2,400.00
         11                2,000.00
         12                1,600.00
         13                1,200.00
         14                  800.00
         15                  400.00
         16                    0.00

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

 16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   17

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts - Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to

 18 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2007.



  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").


  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   19

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series I   stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average growth and       subadvisers.
                              excellent prospects for future growth. The Fund
                              may also invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Core Equity Fund,    Growth of capital. Invests normally at least 80%  Invesco Aim Advisors, Inc. adviser,
Series I Shares               of its net assets, plus the amount of any         advisory entities affiliated with
                              borrowings for investment purposes, in equity     Invesco Aim Advisors, Inc.,
                              securities, including convertible securities of   subadvisers.
                              established companies that have long-term
                              above-average growth in earnings and dividends
                              and growth companies that are believed to have
                              the potential for above-average growth in
                              earnings and dividends. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.


 20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity- linked        Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Credit Suisse Trust - Mid-    Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Cap Core Portfolio            equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
                              selection models rather than the more
                              traditional fundamental analysis approach.
                              Maintains investment attributes similar to those
                              of the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Credit Suisse Trust - Small   Capital growth. Invests in equity securities of   Credit Suisse Asset Management, LLC
Cap Core I Portfolio          small U.S. companies selected using proprietary
                              quantitative stock selection models rather than
                              the more traditional fundamental analysis
                              approach. Maintains investment attributes
                              similar to those of the Standard & Poor's
                              SmallCap 600(R) Index and intends to limit its
                              divergence from that index in terms of market,
                              industry and sector exposures.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ('Senior
                              Loans'). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.


 22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class                         Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     Fidelity Management & Research Company
Portfolio Service Class       across different market sectors and maturities.   (FMR), investment manager; FMR U.K.,
                              Normally invests primarily in common stocks.      FMR Far East, sub- advisers.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class       primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


 24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 85% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalization of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $40 million and $4
                              billion. The Fund's investments are selected
                              using a variety of quantitative techniques,
                              derived from fundamental research including but
                              not limited to valuation, momentum,
                              profitability and earnings quality, in seeking
                              to maximize the Fund's expected return. The Fund
                              maintains risk, style, capitalization and
                              industry characteristics similar to the Russell
                              2000(R) Index. The Russell 2000 Index is an
                              index designed to represent an investable
                              universe of small cap companies. The Fund seeks
                              to maximize expected return while maintaining
                              these and other characteristics similar to the
                              benchmark.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital Management LLC
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets in equity securities of mid-sized
                              companies whose market capitalization falls, at
                              the time of initial purchase, in the 12-month
                              average of the capitalization ranges of the
                              Russell Midcap Growth Index. Market
                              capitalization is a commonly used measure of the
                              size and value of a company.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.


 26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT High Yield          High current income. Capital growth is a          Putnam Investment Management, LLC
Fund - Class IB Shares        secondary goal when consistent with achieving
                              high current income. The fund pursues its goal
                              by investing mainly in bonds that (i) are
                              obligations of U.S. companies, (ii) are below
                              investment-grade in quality and (iii) have
                              intermediate to long-term maturities (three
                              years or longer). Under normal circumstances,
                              the fund invests at least 80% of its net assets
                              in securities rated below investment-grade.
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT New Opportunities   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Fund - Class IA Shares        its goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
Royce Capital Fund -          Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Micro-Cap Portfolio,          in a broadly diversified portfolio of equity
Investment Class              securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).


 28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests the small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a conservative level of risk. The Fund
Conservative                  invests primarily in fixed income securities and
                              may be most appropriate for investors with a
                              shorter term investment horizon. This is a "fund
                              of funds" and seeks to achieve its objective by
                              investing in a combination of underlying funds
                              for which RiverSource Investments acts as
                              investment manager or an affiliate acts as
                              principal underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize the
                              risks inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate level of risk. The Fund invests
Moderate                      in a balance of fixed income and equity
                              securities and may be most appropriate for
                              investors with an intermediate term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate aggressive level of risk. The
Moderately Aggressive         Fund invests primarily in equity securities and
                              also invests a moderate amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with an intermediate-to-long term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate conservative level of risk. The
Moderately Conservative       Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund (previously        Fund's assets will be invested primarily in
RiverSource Variable          companies with market capitalizations of at
Portfolio - Fundamental       least $5 billion at the time of the Fund's
Value Fund)                   investment. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund (previously        well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
RiverSource Variable          capitalizations. The Fund considers mid-cap       sub- advisers.
Portfolio - Select Value      companies to be either those with a market
Fund)                         capitalization of up to $15 billion or those
                              whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund (previously    net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
RiverSource Variable          companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
Portfolio - Small Cap Value   time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Fund)                         that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.


 30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment - grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.


 32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund (previously RiverSource  emerging market companies. Under normal market    indirect wholly-owned subsidiary of
Variable Portfolio -          conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
Emerging Markets Fund)        assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund (previously  believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
RiverSource Variable          Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
Portfolio - International     markets.
Opportunity Fund)
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well - financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   33

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Under normal market circumstances, the Fund
Wanger International.         invests a majority of its net assets in small-
                              and mid-sized companies with market
                              capitalizations under $5 billion at the time of
                              investment. However, if the Fund's investments
                              in such companies represent less than a majority
                              of its net assets, the Fund may continue to hold
                              and to make additional investments in an
                              existing company in its portfolio even if that
                              company's capitalization has grown to exceed $5
                              billion. Except as noted above, under normal
                              market circumstances, the Fund may invest in
                              other companies with market capitalizations
                              above $5 billion, provided that immediately
                              after that investment a majority of its net
                              assets would be invested in companies with
                              market capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Under normal market circumstances, the Fund
Wanger USA.                   invests a majority of its net assets in small-
                              and mid-sized companies with market
                              capitalizations under $5 billion at the time of
                              investment. However, if the Fund's investments
                              in such companies represent less than a majority
                              of its net assets, the Fund may continue to hold
                              and to make additional investments in an
                              existing company in its portfolio even if that
                              company's capitalization has grown to exceed $5
                              billion. Except as noted above, under normal
                              market circumstances, the Fund may invest in
                              other companies with market capitalizations
                              above $5 billion, provided that immediately
                              after that investment a majority of its net
                              assets would be invested in companies with
                              market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.


 34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.



PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or,


- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   35
than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In
Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

 36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   37

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

 38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is:

- 4 years if the youngest insured's insurance age is 20-29

- 3 years if the youngest insured's insurance age is 30-39

- 2 years if the youngest insured's insurance age is 40-49

- 1 year if the youngest insured's insurance age is 50 and over

DEATH BENEFIT GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

PLEASE NOTE: In Maryland and Massachusetts the DBG-85 and DBG-100 are not available.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   39

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

 40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                          OPTION 1           OPTION 2
 Specified amount                                               $1,000,000         $1,000,000
 Policy value                                                   $   50,000         $   50,000
 Death benefit                                                  $1,000,000         $1,050,000
 Policy value increases to                                      $   80,000         $   80,000
 Death benefit                                                  $1,000,000         $1,080,000
 Policy value decreases to                                      $   30,000         $   30,000
 Death benefit                                                  $1,000,000         $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

DECREASES: Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   41

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently.

 42  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIERS AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   43

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

 44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   45

Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program).



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM



The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.


You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.


Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such

 46 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential Conflicts of Interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   47
updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g. rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These

 48 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) (Loans by telephone are limited to $50,000). Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In Virginia, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $50,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   49
using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $50,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 50  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

2  BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)
TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15, or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   51

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.



DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is generally not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.

 52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the
                                                    policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2)
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any indebtedness minus your investment in the policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - the amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):        OPTION A: Taxed as full surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contracts).
                                                    Interest taxed (and not subject to additional 10% penalty
                                                    tax).
                                                    OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected
                                                    taxed as a partial surrender (and may be subject to
                                                    additional 10% penalty tax if modified endowment contracts).
                                                    Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10%
                                                    penalty tax.
----------------------------------------------------------------------------------------------------------------


(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract your new policy may become a modified endowment contract.



We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   53

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.


REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or nontaxable transfer under
Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.



INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after October 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension

 54 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.


EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in Aug. of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.


The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.

SPLIT DOLLAR ARRANGEMENTS


The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.



MUTUALLY EXCLUSIVE REGIMES



The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.



I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.



The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   55
tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.



II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.



EOLI REQUIREMENTS MAY APPLY



For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.



TAXATION -- DETERMINED BY POLICY OWNERSHIP



The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if 2 or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.



SECTION 409A



The general rules for the taxation non-qualified deferred compensation plans in
Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.



DISTRIBUTION OF THE POLICY


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.


- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS


- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium (annualized) in the first three years when the policy is sold, plus 3.8% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.


- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of

 56 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   57

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our nonsmoker risk classification, and a female, age 55, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

 58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $15,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   59

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%             12%
---------------------------------------------------------------------------------------------------------------
   1          15,750      1,000,000       1,000,000        1,000,000     12,618          13,404          14,189
   2          32,288      1,000,000       1,000,000        1,000,000     24,993          27,353          29,808
   3          49,652      1,000,000       1,000,000        1,000,000     37,015          41,753          46,880
   4          67,884      1,000,000       1,000,000        1,000,000     48,582          56,511          65,437
   5          87,029      1,000,000       1,000,000        1,000,000     59,818          71,762          85,755
   6         107,130      1,000,000       1,000,000        1,000,000     70,514          87,306         107,792
   7         128,237      1,000,000       1,000,000        1,000,000     80,796         103,277         131,848
   8         150,398      1,000,000       1,000,000        1,000,000     90,460         119,486         157,928
   9         173,668      1,000,000       1,000,000        1,000,000     99,527         135,957         186,266
  10         198,102      1,000,000       1,000,000        1,000,000    108,016         152,719         217,122
  15         339,862      1,000,000       1,000,000        1,000,000    141,074         240,652         419,480
  20         520,789      1,000,000       1,000,000        1,000,000    158,995         338,367         746,019
  25         751,702      1,000,000       1,000,000        1,350,208    144,879         437,435       1,285,912
  30       1,046,412      1,000,000       1,000,000        2,255,641     37,204         506,741       2,148,230
  35       1,422,545             --       1,000,000        3,667,857         --         479,122       3,493,198
  40       1,902,596             --       1,000,000        5,841,591         --         228,081       5,563,420
  45       2,515,277             --              --        8,911,756         --              --       8,823,521
---------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%             12%
------
   1       8,618           9,404          10,189
   2      20,993          23,353          25,808
   3      33,015          37,753          42,880
   4      44,582          52,511          61,437
   5      55,818          67,762          81,755
   6      66,914          83,706         104,192
   7      77,596         100,077         128,648
   8      87,660         116,686         155,128
   9      97,127         133,557         183,866
  10     106,016         150,719         215,122
  15     141,074         240,652         419,480
  20     158,995         338,367         746,019
  25     144,879         437,435       1,285,912
  30      37,204         506,741       2,148,230
  35          --         479,122       3,493,198
  40          --         228,081       5,563,420
  45          --              --       8,823,521
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 60  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                           POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%            6%           12%          0%          6%          12%
----------------------------------------------------------------------------------------------------
   1          15,750      1,000,000     1,000,000     1,000,000     12,618      13,404        14,189
   2          32,288      1,000,000     1,000,000     1,000,000     24,993      27,353        29,808
   3          49,652      1,000,000     1,000,000     1,000,000     37,015      41,753        46,880
   4          67,884      1,000,000     1,000,000     1,000,000     48,582      56,511        65,437
   5          87,029      1,000,000     1,000,000     1,000,000     59,818      71,762        85,755
   6         107,130      1,000,000     1,000,000     1,000,000     70,514      87,306       107,792
   7         128,237      1,000,000     1,000,000     1,000,000     80,796     103,277       131,848
   8         150,398      1,000,000     1,000,000     1,000,000     90,460     119,486       157,928
   9         173,668      1,000,000     1,000,000     1,000,000     99,527     135,957       186,266
  10         198,102      1,000,000     1,000,000     1,000,000    107,911     152,616       217,022
  15         339,862      1,000,000     1,000,000     1,000,000    135,636     235,122       414,287
  20         520,789      1,000,000     1,000,000     1,000,000    124,627     303,963       719,332
  25         751,702      1,000,000     1,000,000     1,289,351     16,548     312,093     1,227,953
  30       1,046,412             --     1,000,000     2,138,103         --     140,742     2,036,288
  35       1,422,545             --            --     3,428,779         --          --     3,265,503
  40       1,902,596             --            --     5,322,889         --          --     5,069,418
  45       2,515,277             --            --     7,839,314         --          --     7,761,697
----------------------------------------------------------------------------------------------------


               CASH SURRENDER VALUE
END OF     ASSUMING HYPOTHETICAL GROSS
POLICY     ANNUAL INVESTMENT RETURN OF
YEAR       0%          6%          12%
------
   1       8,618       9,404        10,189
   2      20,993      23,353        25,808
   3      33,015      37,753        42,880
   4      44,582      52,511        61,437
   5      55,818      67,762        81,755
   6      66,914      83,706       104,192
   7      77,596     100,077       128,648
   8      87,660     116,686       155,128
   9      97,127     133,557       183,866
  10     105,911     150,616       215,022
  15     135,636     235,122       414,287
  20     124,627     303,963       719,332
  25      16,548     312,093     1,227,953
  30          --     140,742     2,036,288
  35          --          --     3,265,503
  40          --          --     5,069,418
  45          --          --     7,761,697
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   61

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

 62  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater the cash surrender value.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   63

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits,
  cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                         riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee,

by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,

                  100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-4298


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Company.


     Both companies are affiliated with Ameriprise Financial Services, Inc.



       (C) 2008 RiverSource Life Insurance Company. All rights reserved.



S-6196 W (5/08)

PART B: STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                   RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE

                              (RIVERSOURCE - SPVL)



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                               (SUCCESSION SELECT)



           RIVERSOURCE(R) VARIABLE-SECOND-TO-DIE LIFE INSURANCE (V2D)



                  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL)



              RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III (VUL III)



               RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV)



            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                  (VUL IV - ES)



                                   MAY 1, 2008


ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY
            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT (previously IDS Life Variable Life Separate Account)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6333 F (5/08)

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE...................   P. 3
Ownership............................................   p. 3
State Regulation.....................................   p. 3
Reports..............................................   p. 3
Rating Agencies......................................   p. 3
PRINCIPAL UNDERWRITER................................   P. 4
THE VARIABLE ACCOUNT.................................   P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES...........................................   P. 5
Additional Information on Payment Options for
  RiverSource - SPVL, V2D, Succession Select, VUL,
  VUL III, VUL IV and VUL IV - ES....................   p. 5
Additional Information on Underwriting for
  RiverSource - SPVL.................................   p. 6
REVENUES RECEIVED DURING CALENDAR YEAR 2007..........  P. 11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........  P. 11







 2    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    3

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $290,026,122; and in 2005 was $197,139,903.
Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2007 was $322,665,705.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


 4    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR RIVERSOURCE -- SPVL, SUCCESSION SELECT, V2D, VUL, VUL III, VUL IV AND VUL IV - ES


RIVERSOURCE - SPVL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2005                     $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54
                          2010                       5.19     4.61     5.08     4.57     4.90     4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2005                       6.15     5.37     5.88     5.26     5.49     5.07
                          2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2005                       7.30     6.36     6.74     6.09     6.01     5.67
                          2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2005                      10.68     9.65     8.52     8.14     6.73     6.64
                          2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52




                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    5

ADDITIONAL INFORMATION ON UNDERWRITING FOR RIVERSOURCE - SPVL
For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.
Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2005                     $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54
                          2010                       5.19     4.61     5.08     4.57     4.90     4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2005                       6.15     5.37     5.88     5.26     5.49     5.07
                          2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2005                       7.30     6.36     6.74     6.09     6.01     5.67
                          2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2005                      10.68     9.65     8.52     8.14     6.73     6.64
                          2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52


VUL
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32
                      10                                             10.06
                      15                                              7.34
                      20                                              6.00
                      25                                              5.22
                      30                                              4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    7

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH              ADJUSTMENT                 CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT
Before 1920                                      0                                1945-1949                    6
1920-1924                                        1                                1950-1959                    7
1925-1929                                        2                                1960-1969                    8
1930-1934                                        3                                1970-1979                    9
1935-1939                                        4                                1980-1989                   10
1940-1944                                        5                               After 1989                   11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35



V2D AND VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 8    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                                                           CALENDAR YEAR
OF PAYEE'S BIRTH                ADJUSTMENT                            OF PAYEE'S BIRTH              ADJUSTMENT
Before 1920                          0                                    1945-1949                      6
1920-1924                            1                                    1950-1959                      7
1925-1929                            2                                    1960-1969                      8
1930-1934                            3                                    1970-1979                      9
1935-1939                            4                                    1980-1989                     10
1940-1944                            5                                   After 1989                     11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35


VUL IV/VUL IV -- ES
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    9

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2005                     $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54
                          2010                       5.19     4.61     5.08     4.57     4.90     4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2005                       6.15     5.37     5.88     5.26     5.49     5.07
                          2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2005                       7.30     6.36     6.74     6.09     6.01     5.67
                          2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2005                      10.68     9.65     8.52     8.14     6.73     6.64
                          2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


 10    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REVENUES RECEIVED DURING CALENDAR YEAR 2007



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2007. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $17,462,401.41
Wanger Advisors Trust                                                         $11,509,856.38
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,560,097.11
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,766,549.37
Oppenheimer Variable Account Funds                                            $ 8,400,283.32
American Century(R) Variable Portfolios, Inc.                                 $ 7,155,648.04
Goldman Sachs Variable Insurance Trust                                        $ 6,741,110.56
Columbia Funds Variable Insurance Trust                                       $ 4,291,538.97
Janus Aspen Series                                                            $ 3,627,203.09
AIM Variable Insurance Funds                                                  $ 3,595,282.87
Van Kampen Life Investment Trust                                              $ 3,525,593.85
MFS(R) Variable Insurance TrustSM                                             $ 3,488,140.95
PIMCO Variable Insurance Trust                                                $ 3,146,446.19
Putnam Variable Trust                                                         $ 2,394,170.95
Eaton Vance Variable Trust                                                    $ 1,970,638.76
Wells Fargo Advantage Variable Trust Funds                                    $ 1,936,347.23
The Universal Institutional Funds, Inc.                                       $ 1,464,234.07
Credit Suisse Trust                                                           $ 1,327,427.86
Lazard Retirement Series, Inc.                                                $ 1,129,901.36
Neuberger Berman Advisers Management Trust                                    $ 1,018,249.18
Third Avenue Variable Series Trust                                            $   925,701.33
Evergreen Variable Annuity Trust                                              $   872,574.31
Royce Capital Fund                                                            $   709,223.53
Pioneer Variable Contracts Trust                                              $   383,186.94
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   212,278.47
Calvert Variable Series, Inc.                                                 $   192,660.23
STI Classic Variable Trust                                                    $    53,436.94
Legg Mason Partners Variable Portfolios                                       $    11,785.47
Premier VIT                                                                   $     8,122.39
Lincoln Variable Insurance Products Trust                                     $     4,827.25
J.P. Morgan Series Trust II                                                   $     3,261.37
--------------------------------------------------------------------------------------------



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Company at Dec. 31, 2007 and 2006, and for each of the three years in the period ended Dec. 31, 2007, and the individual financial statements of the segregated asset subaccounts of RiverSource Variable Life Separate Account, at Dec. 31, 2007, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 90 segregated asset subaccounts of RiverSource Variable Life Separate Account, referred to in Note 1, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Life Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Life Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 90 segregated asset subaccounts of RiverSource Variable Life Separate Account, referred to in
Note 1, at December 31, 2007, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 24, 2008



 12    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI       AIM VI        AIM VI
                                                     CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
DEC. 31, 2007                                          SER I         SER II        SER I        SER II         SER I
 ASSETS
Investments, at value(1),(2)                        $34,066,394   $14,961,623   $19,073,304   $6,608,068   $270,462,968
Dividends receivable                                         --            --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             74,060            --            --       41,786             --
Receivable for share redemptions                         25,951        15,571        97,043        5,062        680,617
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         34,166,405    14,977,194    19,170,347    6,654,916    271,143,585
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       25,951        11,414        14,912        5,062        209,347
    Minimum death benefit guarantee risk charge              --            --            --           --             --
    Contract terminations                                    --         4,157        82,131           --        471,270
Payable for investments purchased                        74,060            --            --       41,786             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       100,011        15,571        97,043       46,848        680,617
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            $34,066,394   $14,961,623   $19,073,304   $6,608,068   $270,462,968
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 1,159,904       516,809     1,011,846      356,615      9,291,067
(2) Investments, at cost                            $27,703,749   $12,213,754   $14,642,677   $5,835,911   $222,458,836
-----------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI       AIM VI        AB VPS
                                                        DYN,       FIN SERV,     INTL GRO,       TECH,      GRO & INC,
DEC. 31, 2007 (CONTINUED)                              SER I         SER I         SER II        SER I         CL B
 ASSETS
Investments, at value(1),(2)                         $1,303,537    $1,011,504    $8,747,965   $1,664,737    $24,351,715
Dividends receivable                                         --            --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              1,342         6,789       172,925        5,391         11,161
Receivable for share redemptions                            987           723         5,575        1,245         18,726
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          1,305,866     1,019,016     8,926,465    1,671,373     24,381,602
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                          987           723         5,575        1,245         18,726
    Minimum death benefit guarantee risk charge              --            --            --           --             --
    Contract terminations                                    --            --            --           --             --
Payable for investments purchased                         1,342         6,789       172,925        5,391         11,161
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,329         7,512       178,500        6,636         29,887
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             $1,303,537    $1,011,504    $8,747,965   $1,664,737    $24,351,715
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    67,751        82,504       263,176      110,247        917,202
(2) Investments, at cost                             $1,012,646    $1,220,585    $8,747,402   $1,405,459    $22,280,398
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AB VPS        AB VPS        AC VP         AC VP          AC VP
                                                    INTL VAL,    LG CAP GRO,      INTL,         INTL,          VAL,
DEC. 31, 2007 (CONTINUED)                              CL B          CL B          CL I         CL II          CL I
 ASSETS
Investments, at value(1),(2)                       $79,845,055      $393,838   $48,544,716   $13,660,490   $128,211,977
Dividends receivable                                        --            --            --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           314,033         3,477            --        19,844             --
Receivable for share redemptions                        59,417           234        91,441        10,509        349,710
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        80,218,505       397,549    48,636,157    13,690,843    128,561,687
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      59,417           234        37,473        10,509         99,751
    Minimum death benefit guarantee risk charge             --            --            --            --             --
    Contract terminations                                   --            --        53,967            --        249,959
Payable for investments purchased                      314,033         3,477            --        19,844             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      373,450         3,711        91,440        30,353        349,710
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $79,845,055      $393,838   $48,544,717   $13,660,490   $128,211,977
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                3,209,206        13,145     4,093,146     1,153,758     17,163,585
(2) Investments, at cost                           $66,283,134      $386,573   $29,748,680    $9,450,735   $125,134,771
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AC VP        CALVERT        COL HI          CS            CS
                                                       VAL,           VS        YIELD, VS     COMMODITY       MID-CAP
DEC. 31, 2007 (CONTINUED)                             CL II       SOCIAL BAL       CL B         RETURN         CORE
 ASSETS
Investments, at value(1),(2)                       $27,683,595   $10,574,639    $1,945,346      $928,298     $3,514,183
Dividends receivable                                        --            --            --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --            --         5,712        16,280             --
Receivable for share redemptions                        35,627        13,348         1,443           523         10,342
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        27,719,222    10,587,987     1,952,501       945,101      3,524,525
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      21,388         8,114         1,443           523          2,707
    Minimum death benefit guarantee risk charge             --            --            --            --             --
    Contract terminations                               14,239         5,234            --            --          7,634
Payable for investments purchased                           --            --         5,712        16,280             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       35,627        13,348         7,155        16,803         10,341
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $27,683,595   $10,574,639    $1,945,346      $928,298     $3,514,184
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                3,710,938     5,513,368       174,784        80,164        234,123
(2) Investments, at cost                           $29,453,928   $10,313,366    $1,988,660      $903,649     $2,682,414
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 14    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    CS SM          EV VT           EG VA        FID VIP        FID VIP
                                                     CAP       FLOATING-RATE    FUNDAMENTAL   CONTRAFUND,    GRO & INC,
DEC. 31, 2007 (CONTINUED)                           CORE I          INC        LG CAP, CL 2    SERV CL 2       SERV CL
 ASSETS
Investments, at value(1),(2)                     $15,861,477      $5,934,507     $6,259,113   $33,100,348   $132,610,874
Dividends receivable                                      --          27,052             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --         119,917         26,276       654,482             --
Receivable for share redemptions                      59,679           3,775          4,697        20,682        194,202
------------------------------------------------------------------------------------------------------------------------
Total assets                                      15,921,156       6,085,251      6,290,086    33,775,512    132,805,076
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    12,212           3,775          4,697        20,682        102,072
    Minimum death benefit guarantee risk charge           --              --             --            --             --
    Contract terminations                             47,467              --             --            --         92,130
Payable for investments purchased                         --         146,969         26,276       654,482             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     59,679         150,744         30,973       675,164        194,202
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $15,861,477      $5,934,507     $6,259,113   $33,100,348   $132,610,874
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,025,306         619,468        325,149     1,205,402      7,846,797
(2) Investments, at cost                         $17,475,869      $6,021,954     $5,965,790   $39,442,917   $102,128,843
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                   FID VIP        FID VIP         FID VIP       FID VIP        FID VIP
                                                  GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,
DEC. 31, 2007 (CONTINUED)                         SERV CL 2       SERV CL        SERV CL 2      SERV CL       SERV CL 2
 ASSETS
Investments, at value(1),(2)                     $40,784,135    $279,439,140    $99,594,000   $71,597,923    $23,795,390
Dividends receivable                                      --              --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          19,294              --         38,745            --         25,401
Receivable for share redemptions                      31,125         259,699         76,010       173,508         18,297
------------------------------------------------------------------------------------------------------------------------
Total assets                                      40,834,554     279,698,839     99,708,755    71,771,431     23,839,088
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    31,126         215,036         76,011        55,349         18,297
    Minimum death benefit guarantee risk charge           --              --             --            --             --
    Contract terminations                                 --          44,663             --       118,159             --
Payable for investments purchased                     19,294              --         38,745            --         25,401
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     50,420         259,699        114,756       173,508         43,698
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $40,784,134    $279,439,140    $99,593,999   $71,597,923    $23,795,390
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              2,433,421       7,766,513      2,795,229     2,838,934        947,269
(2) Investments, at cost                         $33,645,286    $191,685,431    $84,963,838   $49,164,788    $17,867,409
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                              FTVIPT FRANK      FTVIPT FRANK        FTVIPT          FTVIPT         GS VIT
                                            GLOBAL REAL EST,     SM CAP VAL,    MUTUAL SHARES   TEMP FOR SEC,      MID CAP
DEC. 31, 2007 (CONTINUED)                         CL 2              CL 2          SEC, CL 2          CL 2         VAL, INST
 ASSETS
Investments, at value(1),(2)                  $102,556,769       $61,594,543     $21,880,075      $85,415,760   $204,428,353
Dividends receivable                                    --                --              --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --            30,279          74,383               --             --
Receivable for share redemptions                   319,001            47,790          16,613          261,743        273,822
----------------------------------------------------------------------------------------------------------------------------
Total assets                                   102,875,770        61,672,612      21,971,071       85,677,503    204,702,175
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  79,801            47,790          16,613           66,125        157,288
    Minimum death benefit guarantee risk
          charge                                        --                --              --               --             --
    Contract terminations                          239,200                --              --          195,617        116,534
Payable for investments purchased                       --            30,279          74,383               --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  319,001            78,069          90,996          261,742        273,822
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $102,556,769       $61,594,543     $21,880,075      $85,415,761   $204,428,353
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,107,199         3,602,020       1,083,709        4,218,062     14,581,195
(2) Investments, at cost                      $105,609,960       $52,972,249     $20,378,467      $56,703,870   $208,482,670
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                             GS VIT STRUCTD    GS VIT STRUCTD    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                               SM CAP EQ,         U.S. EQ,       GLOBAL TECH,     INTL GRO,      LG CAP GRO,
DEC. 31, 2007 (CONTINUED)                         INST              INST             SERV            SERV           SERV
 ASSETS
Investments, at value(1),(2)                   $ 9,117,285       $93,726,848     $14,074,330     $159,690,675    $21,046,788
Dividends receivable                                    --                --              --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --                --           3,287               --        344,207
Receivable for share redemptions                    11,537           228,371          10,772          153,679         13,526
----------------------------------------------------------------------------------------------------------------------------
Total assets                                     9,128,822        93,955,219      14,088,389      159,844,354     21,404,521
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   7,062            72,992          10,772          122,347         13,526
    Minimum death benefit guarantee risk
          charge                                        --                --              --               --             --
    Contract terminations                            4,475           155,379              --           31,331             --
Payable for investments purchased                       --                --           3,287               --        344,207
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11,537           228,371          14,059          153,678        357,733
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $ 9,117,285       $93,726,848     $14,074,330     $159,690,676    $21,046,788
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              851,287         7,122,101       2,717,052        2,475,441        807,318
(2) Investments, at cost                       $10,283,626       $87,818,932     $12,306,596     $ 89,463,910    $20,687,701
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 16    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                JANUS ASPEN    LAZARD RETIRE         MFS            MFS           MFS
                                                  MID CAP         INTL EQ,     INV GRO STOCK,     NEW DIS,     UTILITIES,
DEC. 31,2007 (CONTINUED)                         GRO, SERV          SERV           SERV CL        SERV CL       SERV CL
 ASSETS
Investments, at value(1),(2)                    $18,138,722     $56,400,225      $41,198,365    $25,899,937   $15,438,388
Dividends receivable                                     --              --               --             --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --              --               --             --        85,842
Receivable for share redemptions                     16,744         130,983           96,528         56,993        11,447
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     18,155,466      56,531,208       41,294,893     25,956,930    15,535,677
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   13,756          43,884           31,600         19,978        11,447
    Minimum death benefit guarantee risk
          charge                                         --              --               --             --            --
    Contract terminations                             2,989          87,099           64,928         37,014            --
Payable for investments purchased                        --              --               --             --        85,842
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    16,745         130,983           96,528         56,992        97,289
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $18,138,721     $56,400,225      $41,198,365    $25,899,938   $15,438,388
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               465,692       4,224,736        3,560,792      1,587,979       452,606
(2) Investments, at cost                        $13,553,830     $47,525,867      $33,082,556    $22,293,336   $11,998,522
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                   OPPEN           OPPEN            OPPEN        PIMCO VIT      PIONEER
                                              GLOBAL SEC VA,     MAIN ST SM       STRATEGIC      ALL ASSET,   EQ INC VCT,
DEC. 31, 2007 (CONTINUED)                          SERV         CAP VA, SERV    BOND VA, SERV    ADVISOR CL      CL II
 ASSETS
Investments, at value(1),(2)                     $3,437,196      $3,213,669      $38,429,340    $18,492,379    $9,386,734
Dividends receivable                                     --              --               --             --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                     28,056          10,908          533,621        356,414         2,355
Receivable for share redemptions                      2,520           2,390           25,295         11,766         7,350
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      3,467,772       3,226,967       38,988,256     18,860,559     9,396,439
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,520           2,390           25,295         11,766         7,350
    Minimum death benefit guarantee risk
          charge                                         --              --               --             --            --
    Contract terminations                                --              --               --             --            --
Payable for investments purchased                    28,056          10,908          533,621        356,414         2,355
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    30,576          13,298          558,916        368,180         9,705
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $3,437,196      $3,213,669      $38,429,340    $18,492,379    $9,386,734
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                94,767         178,240        6,801,653      1,575,160       392,915
(2) Investments, at cost                         $3,312,470      $3,319,446      $36,988,591    $18,827,691    $9,142,511
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    17

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                PIONEER INTL       PUT VT          PUT VT         PUT VT          PUT VT
                                                  VAL VCT,     HLTH SCIENCES,     HI YIELD,      INTL EQ,     INTL NEW OPP,
DEC. 31, 2007 (CONTINUED)                           CL II           CL IB           CL IB          CL IB          CL IB
 ASSETS
Investments, at value(1),(2)                      $1,006,045      $2,734,514     $20,630,206     $5,845,302    $22,118,477
Dividends receivable                                      --              --              --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           5,762          21,606            600             --
Receivable for share redemptions                       1,121           2,081          15,935          4,510         84,271
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,007,166       2,742,357      20,667,747      5,850,412     22,202,748
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       775           2,081          15,935          4,510         17,164
    Minimum death benefit guarantee risk
          charge                                          --              --              --             --             --
    Contract terminations                                346              --              --             --         67,107
Payable for investments purchased                         --           5,762          21,606            600             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,121           7,843          37,541          5,110         84,271
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $1,006,045      $2,734,514     $20,630,206     $5,845,302    $22,118,477
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 54,088         203,916       2,791,638        308,297      1,080,004
(2) Investments, at cost                            $925,411      $2,548,117     $21,110,195     $4,916,386    $13,479,327
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   PUT VT          PUT VT                         RVS VP          RVS VP
                                                  NEW OPP,         VISTA,          RVS VP          CASH            CORE
DEC. 31, 2007 (CONTINUED)                           CL IA           CL IB            BAL           MGMT            BOND
 ASSETS
Investments, at value(1),(2)                    $174,571,847     $11,572,237    $312,743,977   $114,016,334     $1,465,040
Dividends receivable                                      --              --              --         41,827            379
Accounts receivable from RiverSource Life for
  contract purchase payments                              --              --              --             --            743
Receivable for share redemptions                     425,700          31,133              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     174,997,547      11,603,370     312,743,977    114,058,161      1,466,162
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   134,889           8,925         236,326         87,139          1,037
    Minimum death benefit guarantee risk
          charge                                          --              --           1,622            117             --
    Contract terminations                            290,812          22,208         443,656        204,264             --
Payable for investments purchased                         --              --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    425,701          31,133         681,604        291,520          1,037
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $174,571,846     $11,572,237    $312,062,373   $113,766,641     $1,465,125
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              8,100,782         758,338      20,723,546    114,081,636        148,215
(2) Investments, at cost                        $200,068,779     $ 9,549,234    $295,895,974   $114,040,398     $1,449,530
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 18    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                 RVS VP           RVS VP         THDL VP        RVS PTNRS VP       RVS VP
DEC. 31, 2007 (CONTINUED)                       DIV BOND        DIV EQ INC      EMER MKTS     FUNDAMENTAL VAL    GLOBAL BOND
 ASSETS
Investments, at value(1),(2)                  $267,729,591     $501,764,241    $90,919,412      $14,337,184      $74,468,262
Dividends receivable                                74,861               --             --               --           17,123
Accounts receivable from RiverSource Life
  for contract purchase payments                   467,013          470,103         57,456          232,090          128,791
Receivable for share redemptions                        --               --             --               --               --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                   268,271,465      502,234,344     90,976,868       14,569,274       74,614,176
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 200,491          383,593         68,630            9,319           55,315
    Minimum death benefit guarantee risk
          charge                                       294               --             --               --               --
    Contract terminations                              147               --             --               --               --
Payable for investments purchased                       --               --             --               --               --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  200,932          383,593         68,630            9,319           55,315
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $268,070,533     $501,850,751    $90,908,238      $14,559,955      $74,558,861
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           25,489,310       30,887,975      4,043,251        1,279,742        6,578,680
(2) Investments, at cost                      $266,547,205     $408,299,354    $59,084,113      $14,509,941      $71,450,951
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                 RVS VP
                                            GLOBAL INFLATION      RVS VP          RVS VP           RVS VP          THDL VP
DEC. 31, 2007 (CONTINUED)                       PROT SEC            GRO       HI YIELD BOND       INC OPP         INTL OPP
 ASSETS
Investments, at value(1),(2)                   $12,869,639     $129,955,169    $96,853,879      $11,347,905     $251,210,058
Dividends receivable                                    --               --         53,877            5,399               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   236,928          165,005             --          179,257               --
Receivable for share redemptions                        --               --             --               --               --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                    13,106,567      130,120,174     96,907,756       11,532,561      251,210,058
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   8,325           98,806         75,139            7,437          193,812
    Minimum death benefit guarantee risk
          charge                                        --               --             --               --               --
    Contract terminations                               --               --        198,697               --          444,351
Payable for investments purchased                       --               --             --               --               --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8,325           98,806        273,836            7,437          638,163
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $13,098,242     $130,021,368    $96,633,920      $11,525,124     $250,571,895
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            1,252,024       16,983,106     14,949,674        1,151,047       17,073,639
(2) Investments, at cost                       $12,499,161     $116,277,848    $98,294,375      $11,515,843     $149,460,872
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    19

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  RVS VP          RVS VP          RVS VP        RVS VP         RVS VP
DEC. 31, 2007 (CONTINUED)                       LG CAP EQ       LG CAP VAL     MID CAP GRO    MID CAP VAL      S&P 500
 ASSETS
Investments, at value(1),(2)                   $557,247,249        $513,713    $15,905,735     $5,634,507    $67,107,814
Dividends receivable                                     --              --             --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --             237         16,076         67,463             --
Receivable for share redemptions                         --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    557,247,249         513,950     15,921,811      5,701,970     67,107,814
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  427,812             383         12,134          4,087         51,767
    Minimum death benefit guarantee risk
          charge                                        552              --             --             --             --
    Contract terminations                           762,526              --             --             --         34,558
Payable for investments purchased                        --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 1,190,890             383         12,134          4,087         86,325
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $556,056,359        $513,567    $15,909,677     $5,697,883    $67,021,489
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            22,051,295          46,211      1,237,732        385,926      6,825,959
(2) Investments, at cost                       $454,340,256        $560,453    $14,673,773     $5,413,311    $53,034,970
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                                ROYCE
                                                RVS PTNRS         RVS VP          RVS VP     RVS PTNRS VP    MICRO-CAP,
DEC. 31, 2007 (CONTINUED)                     VP SELECT VAL   SHORT DURATION    SM CAP ADV    SM CAP VAL      INVEST CL
 ASSETS
Investments, at value(1),(2)                       $257,507     $55,581,121    $27,498,623    $31,667,946   $121,404,027
Dividends receivable                                     --          14,476             --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --              --             --        224,579             --
Receivable for share redemptions                         --              --             --             --        101,040
------------------------------------------------------------------------------------------------------------------------
Total assets                                        257,507      55,595,597     27,498,623     31,892,525    121,505,067
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      193          42,257         21,381         22,743         93,829
    Minimum death benefit guarantee risk
          charge                                         --             158             --             --             --
    Contract terminations                               586          31,188         47,373             --          7,211
Payable for investments purchased                        --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       779          73,603         68,754         22,743        101,040
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 $256,728     $55,521,994    $27,429,869    $31,869,782   $121,404,027
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                24,095       5,431,516      2,330,887      2,322,977      9,012,920
(2) Investments, at cost                           $287,796     $55,878,034    $28,725,574    $32,872,941    $93,752,729
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 20    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                               VANK LIT        VANK UIF         VANK UIF
                                                THIRD AVE     COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER
DEC. 31, 2007 (CONTINUED)                          VAL          CL II            CL II            CL II       INTL SM CAP
 ASSETS
Investments, at value(1),(2)                  $132,885,840   $11,606,327      $4,264,928         $942,134    $196,656,455
Dividends receivable                                    --            --              --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --       196,922         130,045           42,635          37,636
Receivable for share redemptions                   472,274         7,466           2,665              568         150,464
-------------------------------------------------------------------------------------------------------------------------
Total assets                                   133,358,114    11,810,715       4,397,638          985,337     196,844,555
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 103,330         7,466           2,665              568         150,464
    Minimum death benefit guarantee risk
          charge                                        --            --              --               --              --
    Contract terminations                          368,944            --              --               --              --
Payable for investments purchased                       --       196,922         130,045           42,635          37,636
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  472,274       204,388         132,710           43,203         188,100
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $132,885,840   $11,606,327      $4,264,928         $942,134    $196,656,455
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            5,126,769       841,038         390,561           64,975       4,465,405
(2) Investments, at cost                      $102,822,389   $12,117,665      $4,546,941         $940,870    $118,106,825
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 WANGER       WF ADV VT         WF ADV           WF ADV        WF ADV VT
DEC. 31, 2007 (CONTINUED)                      U.S. SM CO    ASSET ALLOC     VT INTL CORE        VT OPP       SM CAP GRO
 ASSETS
Investments, at value(1),(2)                  $158,998,401    $6,410,540      $1,850,291       $3,486,728      $8,030,042
Dividends receivable                                    --            --              --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    54,457        17,204             637            2,483           8,009
Receivable for share redemptions                   122,000         4,893           1,420            2,663           5,999
-------------------------------------------------------------------------------------------------------------------------
Total assets                                   159,174,858     6,432,637       1,852,348        3,491,874       8,044,050
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 122,000         4,893           1,420            2,663           5,998
    Minimum death benefit guarantee risk
          charge                                        --            --              --               --              --
    Contract terminations                               --            --              --               --              --
Payable for investments purchased                   54,457        17,204             637            2,483           8,009
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  176,457        22,097           2,057            5,146          14,007
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $158,998,401    $6,410,540      $1,850,291       $3,486,728      $8,030,043
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,384,953       437,878         178,599          158,272         828,694
(2) Investments, at cost                      $122,423,642    $5,842,981      $1,597,006       $3,403,295      $7,557,410
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    21

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                      AIM VI        AIM VI       AIM VI       AIM VI        AIM VI
                                                     CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2007                               SER I        SER II        SER I       SER II         SER I
 INVESTMENT INCOME
Dividend income                                      $      --     $      --    $      --    $      --    $ 3,079,167
Variable account expenses                              275,543       135,267      173,710       60,176      2,603,234
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (275,543)     (135,267)    (173,710)     (60,176)       475,933
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              4,228,337     2,353,216    2,156,380    1,025,828     39,217,772
    Cost of investments sold                         3,477,366     1,955,958    1,489,314      803,467     32,264,828
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       750,971       397,258      667,066      222,361      6,952,944
Distributions from capital gains                            --            --    1,548,009      527,966             --
Net change in unrealized appreciation or
  depreciation of investments                        2,519,424     1,231,434     (375,516)    (128,281)    12,703,381
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       3,270,395     1,628,692    1,839,559      622,046     19,656,325
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $2,994,852    $1,493,425   $1,665,849    $ 561,870    $20,132,258
---------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                      AIM VI        AIM VI       AIM VI       AIM VI        AB VPS
                                                       DYN,       FIN SERV,     INTL GRO,      TECH,      GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                 SER I        SER I       SER II(1)      SER I         CL B
 INVESTMENT INCOME
Dividend income                                       $     --      $ 18,640      $24,104     $     --     $  317,228
Variable account expenses                               11,711        11,028       18,182       14,387        229,205
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (11,711)        7,612        5,922      (14,387)        88,023
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                355,711       406,340        9,254      329,826      3,895,557
    Cost of investments sold                           262,254       390,852        8,904      270,438      3,511,138
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        93,457        15,488          350       59,388        384,419
Distributions from capital gains                            --        72,987           --           --      1,304,895
Net change in unrealized appreciation or
  depreciation of investments                           57,699      (384,005)         563       53,955       (818,384)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         151,156      (295,530)         913      113,343        870,930
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $139,445     $(287,918)     $ 6,835     $ 98,956     $  958,953
---------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                      AB VPS        AB VPS        AC VP        AC VP         AC VP
                                                     INTL VAL,   LG CAP GRO,      INTL,        INTL,         VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                 CL B        CL B(1)        CL I         CL II         CL I
 INVESTMENT INCOME
Dividend income                                     $  724,719       $    --   $  296,896    $  65,396   $  2,250,743
Variable account expenses                              638,007           563      414,864      117,800      1,310,983
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         86,712          (563)    (117,968)     (52,404)       939,760
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                941,710        33,068    3,366,421    1,517,672     12,336,295
    Cost of investments sold                           743,591        31,942    2,149,796    1,064,634     11,420,254
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       198,119         1,126    1,216,625      453,038        916,041
Distributions from capital gains                     2,716,354            --           --           --     11,671,664
Net change in unrealized appreciation or
  depreciation of investments                         (387,494)        7,265    5,871,926    1,603,246    (22,019,477)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       2,526,979         8,391    7,088,551    2,056,284     (9,431,772)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $2,613,691       $ 7,828   $6,970,583   $2,003,880   $ (8,492,012)
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.





 22    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    AC VP         CALVERT           COL            CS             CS
                                                    VAL,         VS SOCIAL       HI YIELD,      COMMODITY       MID-CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              CL II           BAL           VS CL B       RETURN(1)        CORE
 INVESTMENT INCOME
Dividend income                                   $  433,608      $  260,942       $ 85,412        $11,418       $     --
Variable account expenses                            282,195          96,011         13,435          1,093         32,571
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      151,413         164,931         71,977         10,325        (32,571)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            4,639,512       1,440,449        222,063          3,162        752,392
    Cost of investments sold                       4,592,869       1,274,141        224,943          3,143        584,598
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         46,643         166,308         (2,880)            19        167,794
Distributions from capital gains                   2,477,713         597,151             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     (4,577,285)       (732,955)       (72,226)        24,649        226,092
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (2,052,929)         30,504        (75,106)        24,668        393,886
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(1,901,516)     $  195,435      $  (3,129)       $34,993       $361,315
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     CS            EV VT           EG VA         FID VIP        FID VIP
                                                   SM CAP      FLOATING-RATE    FUNDAMENTAL    CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             CORE I          INC(1)      LG CAP, CL 2   SERV CL 2(1)      SERV CL
 INVESTMENT INCOME
Dividend income                                   $       --        $ 88,575      $  53,009     $  204,070    $ 2,125,358
Variable account expenses                            160,419          12,410         53,820         63,278      1,146,978
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (160,419)         76,165           (811)       140,792        978,380
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            3,315,967              --        899,728        191,004     10,106,121
    Cost of investments sold                       3,504,033              --        776,364        181,238      7,958,236
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (188,066)             --        123,364          9,766      2,147,885
Distributions from capital gains                          --              --        477,406      6,926,774      4,999,216
Net change in unrealized appreciation or
  depreciation of investments                        158,682         (87,447)      (211,285)    (6,342,569)     4,798,683
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (29,384)        (87,447)       389,485        593,971     11,945,784
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (189,803)       $(11,282)     $ 388,674     $  734,763    $12,924,164
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   FID VIP        FID VIP         FID VIP        FID VIP        FID VIP
                                                 GRO & INC,       MID CAP,       MID CAP,       OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SERV CL 2       SERV CL        SERV CL 2       SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                   $  552,255     $ 1,997,627    $   447,763     $2,116,327     $  659,583
Variable account expenses                            369,333       2,531,245        840,754        614,074        212,025
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      182,922        (533,618)      (392,991)     1,502,253        447,558
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            5,180,668      25,698,796      3,867,295      4,483,008      2,663,147
    Cost of investments sold                       4,300,803      18,191,384      3,311,171      3,121,331      2,019,430
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        879,865       7,507,412        556,124      1,361,677        643,717
Distributions from capital gains                   1,587,402      24,893,348      7,615,103      4,218,528      1,441,183
Net change in unrealized appreciation or
  depreciation of investments                      1,532,422       5,207,213      4,146,078      2,730,938        847,675
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     3,999,689      37,607,973     12,317,305      8,311,143      2,932,575
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  4,182,611    $ 37,074,355   $ 11,924,314    $ 9,813,396   $  3,380,133
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    23

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                             FTVIPT FRANK    FTVIPT FRANK       FTVIPT           FTVIPT          GS VIT
                                              GLOBAL REAL    SM CAP VAL,     MUTUAL SHARES      TEMP FOR      MID CAP VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           EST, CL 2         CL 2          SEC, CL 2        SEC, CL 2         INST
 INVESTMENT INCOME
Dividend income                              $  3,237,354      $  463,322     $  305,145       $ 1,658,719    $  1,649,952
Variable account expenses                       1,186,527         631,909        186,166           767,391       1,927,710
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 2,050,827        (168,587)       118,979           891,328        (277,758)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        17,704,773       7,484,238      1,502,833         9,600,263      12,462,696
    Cost of investments sold                   16,699,929       6,099,346      1,377,094         6,516,938      10,746,293
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   1,004,844       1,384,892        125,739         3,083,325       1,716,403
Distributions from capital gains                9,452,103       4,764,283        747,094         3,783,337      30,532,141
Net change in unrealized appreciation or
  depreciation of investments                 (43,527,368)     (8,225,857)      (709,826)        3,499,353     (28,167,848)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (33,070,421)     (2,076,682)       163,007        10,366,015       4,080,696
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(31,019,594)    $(2,245,269)    $  281,986       $11,257,343    $  3,802,938
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                GS VIT          GS VIT        JANUS ASPEN                      JANUS ASPEN
                                              STRUCTD SM     STRUCTD U.S.       GLOBAL         JANUS ASPEN       LG CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)       CAP EQ, INST      EQ, INST       TECH, SERV     INTL GRO, SERV   GRO, SERV(1)
 INVESTMENT INCOME
Dividend income                                 $  39,097    $  1,051,100     $   44,749       $   607,199        $ 53,398
Variable account expenses                         103,654         974,214        106,847         1,210,621          44,317
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (64,557)         76,886        (62,098)         (603,422)          9,081
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,376,857      16,594,636        985,920         2,287,970              --
    Cost of investments sold                    2,117,439      13,650,401        946,872         1,294,435              --
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     259,418       2,944,235         39,048           993,535              --
Distributions from capital gains                1,013,706       7,375,379             --                --              --
Net change in unrealized appreciation or
  depreciation of investments                  (3,214,312)    (12,763,560)     2,147,465        30,755,698         359,087
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (1,941,188)     (2,443,946)     2,186,513        31,749,233         359,087
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(2,005,745)   $ (2,367,060)    $2,124,415       $31,145,811        $368,168
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                              JANUS ASPEN   LAZARD RETIRE         MFS              MFS             MFS
                                                MID CAP        INTL EQ,         INV GRO         NEW DIS,       UTILITIES,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           GRO, SERV         SERV       STOCK, SERV CL       SERV CL         SERV CL
 INVESTMENT INCOME
Dividend income                                 $  10,628     $ 1,429,750     $   33,876       $        --       $  83,655
Variable account expenses                         134,683         528,849        368,533           253,749         107,546
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (124,055)        900,901       (334,657)         (253,749)        (23,891)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,098,899       8,135,800      4,719,527         3,857,451         576,728
    Cost of investments sold                      847,766       6,088,341      3,923,808         3,109,472         464,212
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     251,133       2,047,459        795,719           747,979         112,516
Distributions from capital gains                   77,050       9,824,198             --         2,002,084         718,258
Net change in unrealized appreciation or
  depreciation of investments                   2,469,063      (7,387,443)     3,397,716        (2,047,529)      1,753,325
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  2,797,246       4,484,214      4,193,435           702,534       2,584,099
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $2,673,191     $ 5,385,115     $3,858,778       $   448,785      $2,560,208
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.




 24    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                  OPPEN           OPPEN            OPPEN         PIMCO VIT        PIONEER
                                                GLOBAL SEC     MAIN ST SM     STRATEGIC BOND     ALL ASSET,        EQ INC
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           VA, SERV     CAP VA, SERV       VA, SERV      ADVISOR CL(1)     VCT, CL II

 INVESTMENT INCOME
Dividend income                                   $ 25,546       $  2,987        $  224,962       $ 752,914      $  232,802
Variable account expenses                           24,769         22,408           132,453          38,136          88,617
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        777        (19,421)           92,509         714,778         144,185
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            340,168        175,872            28,191              --       1,879,342
    Cost of investments sold                       316,920        168,866            27,463              --       1,741,807
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       23,248          7,006               728              --         137,535
Distributions from capital gains                   106,835         64,605                --              --         337,608
Net change in unrealized appreciation or
  depreciation of investments                      (29,206)      (191,460)        1,251,829        (335,312)       (786,163)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     100,877       (119,849)        1,252,557        (335,312)       (311,020)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $101,654      $(139,270)       $1,345,066       $ 379,466      $ (166,835)
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                 PIONEER         PUT VT           PUT VT           PUT VT          PUT VT
                                                 INTL VAL    HLTH SCIENCES,      HI YIELD,        INTL EQ,     INTL NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            VCT, CL II        CL IB            CL IB           CL IB           CL IB
 INVESTMENT INCOME
Dividend income                                   $  3,393      $  23,612       $ 1,535,305      $  160,973      $  187,821
Variable account expenses                            8,841         26,919           186,705          54,603         204,866
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (5,448)        (3,307)        1,348,600         106,370         (17,045)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            332,188        715,371         1,962,927       1,157,234       2,566,120
    Cost of investments sold                       312,155        636,537         1,990,395         932,190       1,556,296
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       20,033         78,834           (27,468)        225,044       1,009,824
Distributions from capital gains                    11,723             --                --         696,846              --
Net change in unrealized appreciation or
  depreciation of investments                       74,669       (120,204)         (985,085)       (614,557)      1,502,396
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     106,425        (41,370)       (1,012,553)        307,333       2,512,220
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $100,977      $ (44,677)      $   336,047      $  413,703      $2,495,175
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                  PUT VT         PUT VT                            RVS VP          RVS VP
                                                 NEW OPP,        VISTA,           RVS VP            CASH            CORE
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL IA           CL IB             BAL             MGMT            BOND
 INVESTMENT INCOME
Dividend income                                $   310,873     $       --      $  9,523,526     $ 5,070,339        $ 39,742
Variable account expenses                        1,707,329        115,918         2,970,951         967,168           8,010
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (1,396,456)      (115,918)        6,552,575       4,103,171          31,732
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         31,312,423      2,588,077        36,103,700      22,749,169         245,324
    Cost of investments sold                    36,130,457      2,103,471        32,975,078      22,749,519         245,474
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (4,818,034)       484,606         3,128,622            (350)           (150)
Distributions from capital gains                        --             --         7,204,262              --              --
Net change in unrealized appreciation or
  depreciation of investments                   15,939,973         45,453       (13,677,980)        (24,180)         13,893
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  11,121,939        530,059        (3,345,096)        (24,530)         13,743
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 9,725,483     $  414,141      $  3,207,479     $ 4,078,641        $ 45,475
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    25

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                                RVS VP           RVS VP        THDL VP         RVS PTNRS VP         RVS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         DIV BOND        DIV EQ INC     EMER MKTS     FUNDAMENTAL VAL(1)   GLOBAL BOND
 INVESTMENT INCOME
Dividend income                               $10,419,647     $ 7,564,834     $  417,169         $  41,835        $2,078,513
Variable account expenses                       1,976,540       4,380,196        654,788            30,746           515,470
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 8,443,107       3,184,638       (237,619)           11,089         1,563,043
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,542,665       9,365,883      3,249,257            21,977           573,874
    Cost of investments sold                    2,546,703       7,486,639      2,369,912            21,911           560,237
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (4,038)      1,879,244        879,345                66            13,637
Distributions from capital gains                       --       6,045,816      3,379,046            27,116                --
Net change in unrealized appreciation or
  depreciation of investments                   1,144,761      19,877,773     18,569,784          (172,757)        2,343,121
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,140,723      27,802,833     22,828,175          (145,575)        2,356,758
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 9,583,830     $30,987,471    $22,590,556         $(134,486)       $3,919,801
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                                RVS VP
                                           GLOBAL INFLATION      RVS VP         RVS VP            RVS VP           THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)           PROT SEC           GRO       HI YIELD BOND         INC OPP          INTL OPP
 INVESTMENT INCOME
Dividend income                                  $ 92,110      $1,208,771    $ 7,640,491         $ 227,546       $ 2,545,204
Variable account expenses                          31,854       1,094,438        929,141            29,051         2,339,655
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    60,256         114,333      6,711,350           198,495           205,549
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           158,611       2,025,418     11,761,987            37,917        31,671,955
    Cost of investments sold                      158,306       1,744,082     11,682,730            37,721        19,398,132
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         305         281,336         79,257               196        12,273,823
Distributions from capital gains                       --              --             --             1,547                --
Net change in unrealized appreciation or
  depreciation of investments                     379,568       1,413,524     (6,106,077)         (176,367)       15,733,676
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    379,873       1,694,860     (6,026,820)         (174,624)       28,007,499
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $440,129      $1,809,193     $  684,530          $ 23,871       $28,213,048
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                                RVS VP           RVS VP         RVS VP            RVS VP            RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)           LG CAP EQ       LG CAP VAL    MID CAP GRO        MID CAP VAL        S&P 500
 INVESTMENT INCOME
Dividend income                              $  7,960,098        $  6,683     $    7,877          $ 29,351        $1,129,036
Variable account expenses                       5,498,329           3,897        138,419            34,407           626,740
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 2,461,769           2,786       (130,542)           (5,056)          502,296
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        92,411,610         119,417      1,886,724           388,983         6,822,396
    Cost of investments sold                   72,991,245         116,012      1,779,593           348,634         5,285,550
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  19,420,365           3,405        107,131            40,349         1,536,846
Distributions from capital gains                3,681,675          37,189        142,394            64,596           506,883
Net change in unrealized appreciation or
  depreciation of investments                 (11,572,162)        (56,160)     1,633,560           116,518           156,722
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 11,529,878         (15,566)     1,883,085           221,463         2,200,451
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 13,991,647        $(12,780)    $1,752,543          $216,407        $2,702,747
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 26    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                               RVS VP                                              ROYCE
                                              RVS PTNRS VP      SHORT           RVS VP          RVS PTNRS VP    MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           SELECT VAL     DURATION        SM CAP ADV         SM CAP VAL      INVEST CL
 INVESTMENT INCOME
Dividend income                                   $  2,292   $2,202,112       $    52,413        $  214,379    $  1,832,087
Variable account expenses                            1,859      472,977           297,651           212,675       1,176,289
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        433    1,729,135          (245,238)            1,704         655,798
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             95,436    5,453,503         7,137,541           575,685      13,188,405
    Cost of investments sold                        95,838    5,527,696         6,910,801           528,467       8,904,652
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (402)     (74,193)          226,740            47,218       4,283,753
Distributions from capital gains                    26,295           --         1,777,904           616,743      10,439,690
Net change in unrealized appreciation or
  depreciation of investments                      (26,449)     622,646        (3,176,680)       (2,602,203)    (11,359,366)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (556)     548,453        (1,172,036)       (1,938,242)      3,364,077
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $   (123)  $2,277,588       $(1,417,274)      $(1,936,538)   $  4,019,875
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                              VANK LIT         VANK UIF           VANK UIF
                                                THIRD AVE     COMSTOCK,         GLOBAL            MID CAP         WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)             VAL        CL II(1)    REAL EST, CL II(1)   GRO, CL II(1)   INTL SM CAP
 INVESTMENT INCOME
Dividend income                                $ 3,418,589    $      --        $    2,758           $    --     $ 1,526,702
Variable account expenses                        1,425,043       24,974             9,117             1,153       1,700,609
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  1,993,546      (24,974)           (6,359)           (1,153)       (173,907)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         22,415,657           --                --             6,866       5,736,014
    Cost of investments sold                    15,297,689           --                --             6,742       3,414,068
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    7,117,968           --                --               124       2,321,946
Distributions from capital gains                 9,852,604          466               665               381      13,747,363
Net change in unrealized appreciation or
  depreciation of investments                  (26,797,669)    (511,338)         (282,013)            1,264       9,394,752
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (9,827,097)    (510,872)         (281,348)            1,769      25,464,061
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (7,833,551)   $(535,846)        $(287,707)           $  616     $25,290,154
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                              WF ADV VT
                                                 WANGER         ASSET          WF ADV VT         WF ADV VT       WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)           U.S. SM CO       ALLOC          INTL CORE            OPP         SM CAP GRO
 INVESTMENT INCOME
Dividend income                               $         --     $138,994          $    235         $  22,972      $       --
Variable account expenses                        1,500,428       54,905            15,601            33,670          60,067
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (1,500,428)      84,089           (15,366)          (10,698)        (60,067)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         13,718,582      978,187           198,069           733,490         436,857
    Cost of investments sold                    10,291,118      879,173           167,790           666,208         384,098
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    3,427,464       99,014            30,279            67,282          52,759
Distributions from capital gains                 8,473,515       94,892           128,722           538,323       1,054,011
Net change in unrealized appreciation or
  depreciation of investments                   (3,319,428)     104,863            30,911          (390,477)       (366,905)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   8,581,551      298,769           189,912           215,128         739,865
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 7,081,123     $382,858          $174,546         $ 204,430       $ 679,798
---------------------------------------------------------------------------------------------------------------------------



   (1) For the period June 11, 2007 (commencement of operations) to Dec. 31,
       2007

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI       AIM VI        AIM VI
                                                     CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2007                               SER I         SER II        SER I        SER II         SER I
 OPERATIONS
Investment income (loss) -- net                     $  (275,543)  $  (135,267)  $  (173,710)  $  (60,176)  $    475,933
Net realized gain (loss) on sales of investments        750,971       397,258       667,066      222,361      6,952,944
Distributions from capital gains                             --            --     1,548,009      527,966             --
Net change in unrealized appreciation or
  depreciation of investments                         2,519,424     1,231,434      (375,516)    (128,281)    12,703,381
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,994,852     1,493,425     1,665,849      561,870     20,132,258
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,455,349     3,805,414     1,306,140    1,679,628     20,162,724
Net transfers(1)                                      2,196,415    (2,665,185)    1,194,394     (653,787)   (19,812,689)
Transfers for policy loans                             (409,387)      (66,034)     (155,177)     (54,212)    (2,822,688)
Policy charges                                         (780,410)     (610,566)     (469,692)    (256,169)   (12,110,846)
Contract terminations:
    Surrender benefits                               (1,325,381)     (540,626)     (997,048)    (176,433)   (20,584,538)
    Death benefits                                      (10,627)          (63)       (2,607)        (760)      (101,361)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,125,959       (77,060)      876,010      538,267    (35,269,398)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      28,945,583    13,545,258    16,531,445    5,507,931    285,600,108
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $34,066,394   $14,961,623   $19,073,304   $6,608,068   $270,462,968
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               37,569,229    10,895,524    12,065,210    3,790,354    156,091,257
Contract purchase payments                            2,978,675     2,874,197       874,003    1,061,576     10,436,829
Net transfers(1)                                      2,341,916    (1,984,532)      813,916     (394,342)   (10,193,284)
Transfers for policy loans                             (493,005)      (48,646)     (102,722)     (34,435)    (1,450,221)
Policy charges                                         (945,043)     (459,240)     (313,507)    (161,451)    (6,271,336)
Contract terminations:
    Surrender benefits                               (1,607,024)     (408,171)     (662,965)    (110,986)   (10,596,407)
    Death benefits                                      (12,206)          (50)       (1,739)        (487)       (52,504)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     39,832,542    10,869,082    12,672,196    4,150,229    137,964,334
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 28    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                        AIM VI       AIM VI       AIM VI       AIM VI        AB VPS
                                                         DYN,       FIN SERV,    INTL GRO,      TECH,      GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                   SER I        SER I      SER II(2)      SER I         CL B
 OPERATIONS
Investment income (loss) -- net                       $  (11,711)  $    7,612   $    5,922   $  (14,387)  $    88,023
Net realized gain (loss) on sales of investments          93,457       15,488          350       59,388       384,419
Distributions from capital gains                              --       72,987           --           --     1,304,895
Net change in unrealized appreciation or
  depreciation of investments                             57,699     (384,005)         563       53,955      (818,384)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             139,445     (287,918)       6,835       98,956       958,953
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               233,742      319,896      932,655      352,562     6,954,910
Net transfers(1)                                         (36,498)    (128,781)   7,930,558      (96,798)   (4,126,855)
Transfers for policy loans                               (12,137)     (19,259)     (18,324)      (8,791)     (210,712)
Policy charges                                           (53,985)     (58,336)     (78,981)     (72,612)   (1,017,769)
Contract terminations:
    Surrender benefits                                   (21,324)     (25,495)     (24,778)     (39,674)     (823,826)
    Death benefits                                            --          (90)          --           --          (951)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           109,798       87,935    8,741,130      134,687       774,797
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,054,294    1,211,487           --    1,431,094    22,617,965
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,303,537   $1,011,504   $8,747,965   $1,664,737   $24,351,715
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   694,435      864,789           --    1,257,465    16,678,531
Contract purchase payments                               141,604      239,725      896,164      294,374     4,955,946
Net transfers(1)                                         (11,102)     (89,265)   7,652,051      (80,609)   (2,893,284)
Transfers for policy loans                                (7,119)     (14,939)     (17,663)      (7,201)     (149,422)
Policy charges                                           (32,600)     (43,882)     (75,879)     (60,514)     (724,189)
Contract terminations:
    Surrender benefits                                   (12,918)     (19,791)     (23,697)     (33,146)     (587,018)
    Death benefits                                            --          (68)          --           --          (716)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         772,300      936,569    8,430,976    1,370,369    17,279,848
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AB VPS        AB VPS        AC VP         AC VP          AC VP
                                                    INTL VAL,    LG CAP GRO,      INTL,         INTL,          VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                 CL B        CL B(2)         CL I         CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $    86,712     $   (563)   $  (117,968)  $   (52,404)  $    939,760
Net realized gain (loss) on sales of investments       198,119        1,126      1,216,625       453,038        916,041
Distributions from capital gains                     2,716,354           --             --            --     11,671,664
Net change in unrealized appreciation or
  depreciation of investments                         (387,494)       7,265      5,871,926     1,603,246    (22,019,477)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,613,691        7,828      6,970,583     2,003,880     (8,492,012)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          19,109,153       19,125      3,149,627     2,873,665     10,039,473
Net transfers(1)                                     8,311,467      370,419      2,209,591      (787,205)      (385,502)
Transfers for policy loans                            (661,936)          50       (285,236)     (121,059)    (1,450,199)
Policy charges                                      (2,462,131)      (3,458)      (955,156)     (514,534)    (3,909,913)
Contract terminations:
    Surrender benefits                              (1,754,506)        (126)    (2,229,924)     (354,684)    (7,465,337)
    Death benefits                                      (5,785)          --         (1,251)           --        (17,079)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      22,536,262      386,010      1,887,651     1,096,183     (3,188,557)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     54,695,102           --     39,686,483    10,560,427    139,892,546
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $79,845,055     $393,838    $48,544,717   $13,660,490   $128,211,977
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              24,130,525           --     40,452,688     6,707,068     78,931,020
Contract purchase payments                           8,027,952       18,338      2,950,492     1,682,707      5,579,598
Net transfers(1)                                     3,547,836      355,000      2,132,093      (389,984)      (448,940)
Transfers for policy loans                            (274,719)          49       (263,632)      (69,501)      (795,234)
Policy charges                                      (1,031,136)      (3,305)      (891,566)     (299,582)    (2,174,005)
Contract terminations:
    Surrender benefits                                (731,245)          --     (2,084,271)     (206,148)    (4,130,017)
    Death benefits                                      (2,290)          --         (1,091)           --         (9,447)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    33,666,923      370,082     42,294,713     7,424,560     76,952,975
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 30    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        AC VP       CALVERT VS       COL          CS          CS
                                                         VAL,         SOCIAL      HI YIELD,   COMMODITY     MID-CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                  CL II          BAL         VS CL B    RETURN(2)      CORE
 OPERATIONS
Investment income (loss) -- net                      $   151,413   $   164,931   $   71,977    $ 10,325   $  (32,571)
Net realized gain (loss) on sales of investments          46,643       166,308       (2,880)         19      167,794
Distributions from capital gains                       2,477,713       597,151           --          --           --
Net change in unrealized appreciation or
  depreciation of investments                         (4,577,285)     (732,955)     (72,226)     24,649      226,092
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (1,901,516)      195,435       (3,129)     34,993      361,315
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             7,466,214     1,383,556      652,928      22,460      312,463
Net transfers(1)                                      (4,215,482)     (320,757)     548,300     874,821     (326,313)
Transfers for policy loans                              (289,961)      (41,881)      (6,433)       (302)     (23,650)
Policy charges                                        (1,208,396)     (336,901)     (79,601)     (2,843)    (101,844)
Contract terminations:
    Surrender benefits                                  (907,758)     (526,041)      (8,362)       (831)    (226,634)
    Death benefits                                       (19,756)           --           --          --           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           824,861       157,976    1,106,832     893,305     (365,978)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       28,760,250    10,221,228      841,643          --    3,518,847
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $27,683,595   $10,574,639   $1,945,346    $928,298   $3,514,184
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                18,972,523     9,149,146      785,821          --    3,629,809
Contract purchase payments                             4,841,455     1,214,354      602,147      20,570      298,446
Net transfers(1)                                      (2,782,749)     (275,339)     501,405     809,686     (316,289)
Transfers for policy loans                              (189,458)      (37,453)      (5,893)       (249)     (22,974)
Policy charges                                          (784,464)     (296,320)     (73,519)     (2,638)     (97,461)
Contract terminations:
    Surrender benefits                                  (583,816)     (459,359)      (7,832)       (754)    (216,409)
    Death benefits                                       (12,141)           --           --          --           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      19,461,350     9,295,029    1,802,129     826,615    3,275,122
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                      CS           EV VT           EG VA         FID VIP        FID VIP
                                                    SM CAP     FLOATING-RATE    FUNDAMENTAL    CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              CORE I         INC(2)      LG CAP, CL 2   SERV CL 2(2)      SERV CL
 OPERATIONS
Investment income (loss) -- net                  $  (160,419)    $   76,165     $     (811)    $   140,792   $    978,380
Net realized gain (loss) on sales of
  investments                                       (188,066)            --        123,364           9,766      2,147,885
Distributions from capital gains                          --             --        477,406       6,926,774      4,999,216
Net change in unrealized appreciation or
  depreciation of investments                        158,682        (87,447)      (211,285)     (6,342,569)     4,798,683
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (189,803)       (11,282)       388,674         734,763     12,924,164
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,534,831        664,384      1,623,400       3,154,070      9,430,024
Net transfers(1)                                  (2,204,796)     5,370,291       (338,198)     29,626,076      1,012,379
Transfers for policy loans                          (232,418)       (11,936)       (58,404)        (56,118)    (1,026,452)
Policy charges                                      (561,087)       (56,711)      (250,767)       (262,957)    (3,246,923)
Contract terminations:
    Surrender benefits                            (1,088,998)       (20,239)      (127,660)        (95,486)    (7,336,946)
    Death benefits                                    (2,519)            --           (372)             --        (83,841)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (2,554,987)     5,945,789        847,999      32,365,585     (1,251,759)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   18,606,267             --      5,022,440              --    120,938,469
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $15,861,477     $5,934,507     $6,259,113     $33,100,348   $132,610,874
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            15,010,264             --      4,124,555              --    106,777,854
Contract purchase payments                         1,209,444        673,829      1,282,890       2,963,637      7,816,590
Net transfers(1)                                  (1,720,820)     5,459,991       (265,323)     28,023,593        608,507
Transfers for policy loans                          (179,998)       (12,081)       (45,225)        (51,522)      (853,765)
Policy charges                                      (441,651)       (57,733)      (194,922)       (247,082)    (2,688,367)
Contract terminations:
    Surrender benefits                              (854,409)       (18,700)       (99,786)        (90,733)    (6,101,867)
    Death benefits                                    (1,930)            --           (288)             --        (70,104)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  13,020,900      6,045,306      4,801,901      30,597,893    105,488,848
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 32    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------
                                                      FID VIP        FID VIP       FID VIP       FID VIP       FID VIP
                                                     GRO & INC,     MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 SERV CL 2       SERV CL      SERV CL 2      SERV CL      SERV CL 2

 OPERATIONS
Investment income (loss) -- net                     $   182,922   $   (533,618)  $  (392,991)  $ 1,502,253   $   447,558
Net realized gain (loss) on sales of investments        879,865      7,507,412       556,124     1,361,677       643,717
Distributions from capital gains                      1,587,402     24,893,348     7,615,103     4,218,528     1,441,183
Net change in unrealized appreciation or
  depreciation of investments                         1,532,422      5,207,213     4,146,078     2,730,938       847,675
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     4,182,611     37,074,355    11,924,314     9,813,396     3,380,133
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            9,331,775     17,982,415    22,669,530     4,515,947     4,862,729
Net transfers(1)                                     (6,017,488)   (14,029,830)   (4,701,930)    1,647,431    (2,781,433)
Transfers for policy loans                             (444,148)    (3,428,458)     (868,908)     (834,274)     (192,464)
Policy charges                                       (1,583,754)    (6,488,660)   (3,442,007)   (1,414,419)     (779,930)
Contract terminations:
    Surrender benefits                               (1,578,569)   (13,850,913)   (3,002,547)   (2,787,865)     (792,140)
    Death benefits                                       (1,418)      (134,661)       (6,524)       (4,535)       (1,875)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (293,602)   (19,950,107)   10,647,614     1,122,285       314,887
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      36,895,125    262,314,892    77,022,071    60,662,242    20,100,370
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $40,784,134   $279,439,140   $99,593,999   $71,597,923   $23,795,390
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               27,210,094    117,429,551    40,903,380    50,737,544    11,985,211
Contract purchase payments                            6,480,307      7,391,791    11,056,768     3,472,071     2,667,548
Net transfers(1)                                     (4,062,149)    (5,755,986)   (2,139,249)    1,186,983    (1,460,459)
Transfers for policy loans                             (305,310)    (1,399,496)     (421,050)     (633,131)     (105,094)
Policy charges                                       (1,096,375)    (2,656,560)   (1,670,253)   (1,080,606)     (425,765)
Contract terminations:
    Surrender benefits                               (1,090,996)    (5,648,286)   (1,452,690)   (2,121,484)     (429,073)
    Death benefits                                         (916)       (56,646)       (2,937)       (3,608)         (952)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,134,655    109,304,368    46,273,969    51,557,769    12,231,416
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP      GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,      FOR SEC,    MID CAP VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL 2             CL 2            CL 2           CL 2          INST
 OPERATIONS
Investment income (loss) -- net               $  2,050,827      $  (168,587)   $   118,979    $   891,328   $   (277,758)
Net realized gain (loss) on sales of
  investments                                    1,004,844        1,384,892        125,739      3,083,325      1,716,403
Distributions from capital gains                 9,452,103        4,764,283        747,094      3,783,337     30,532,141
Net change in unrealized appreciation or
  depreciation of investments                  (43,527,368)      (8,225,857)      (709,826)     3,499,353    (28,167,848)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (31,019,594)      (2,245,269)       281,986     11,257,343      3,802,938
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      17,987,523        9,971,222      5,995,756      5,417,562     25,724,069
Net transfers(1)                               (13,599,044)      (4,766,041)     1,487,048     (5,358,595)    (1,326,578)
Transfers for policy loans                      (1,283,001)        (608,734)      (152,705)      (987,681)    (2,256,887)
Policy charges                                  (3,838,965)      (2,037,781)      (805,891)    (1,777,715)    (5,869,525)
Contract terminations:
    Surrender benefits                          (6,484,826)      (3,030,617)      (425,666)    (3,852,507)   (10,081,967)
    Death benefits                                (125,773)          (5,600)          (661)       (10,936)      (152,692)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (7,344,086)        (477,551)     6,097,881     (6,569,872)     6,036,420
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                140,920,449       64,317,363     15,500,208     80,728,290    194,588,995
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $102,556,769      $61,594,543    $21,880,075    $85,415,761   $204,428,353
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          47,652,069       27,835,133     10,526,068     54,981,278     75,766,871
Contract purchase payments                       6,593,616        4,162,508      3,895,566      3,459,026      9,526,001
Net transfers(1)                                (5,703,724)      (2,075,368)       964,937     (3,390,110)      (660,939)
Transfers for policy loans                        (475,402)        (252,677)       (97,191)      (625,348)      (836,410)
Policy charges                                  (1,410,206)        (850,429)      (523,644)    (1,131,674)    (2,174,480)
Contract terminations:
    Surrender benefits                          (2,393,573)      (1,261,688)      (275,946)    (2,441,645)    (3,735,259)
    Death benefits                                 (41,991)          (2,571)          (434)        (7,294)       (57,561)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                44,220,789       27,554,908     14,489,356     50,844,233     77,828,223
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 34    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                  GS VIT         GS VIT       JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,     INTL GRO,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         CAP EQ, INST     EQ, INST         SERV           SERV         SERV(2)
 OPERATIONS
Investment income (loss) -- net                 $   (64,557)  $     76,886    $   (62,098)  $   (603,422)  $     9,081
Net realized gain (loss) on sales of
  investments                                       259,418      2,944,235         39,048        993,535            --
Distributions from capital gains                  1,013,706      7,375,379             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                    (3,214,312)   (12,763,560)     2,147,465     30,755,698       359,087
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (2,005,745)    (2,367,060)     2,124,415     31,145,811       368,168
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          946,343     13,513,628      1,283,765     11,621,523     2,264,309
Net transfers(1)                                 (1,613,542)   (13,708,771)     1,624,891     27,048,198    18,714,052
Transfers for policy loans                          (85,044)      (848,551)      (171,822)    (1,760,215)      (46,574)
Policy charges                                     (319,075)    (2,767,654)      (342,397)    (3,012,006)     (193,416)
Contract terminations:
    Surrender benefits                             (665,260)    (4,466,307)      (617,667)    (5,640,042)      (59,751)
    Death benefits                                       --        (10,973)       (19,208)      (203,029)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,736,578)    (8,288,628)     1,757,562     28,054,429    20,678,620
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,859,608    104,382,536     10,192,353    100,490,436            --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 9,117,285   $ 93,726,848    $14,074,330   $159,690,676   $21,046,788
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            7,434,135     98,747,685     22,804,909     72,265,404            --
Contract purchase payments                          576,934     12,598,394      2,591,307      7,425,177     2,208,312
Net transfers(1)                                   (994,433)   (12,863,986)     3,033,650     17,560,459    18,334,359
Transfers for policy loans                          (52,186)      (780,603)      (343,776)    (1,110,224)      (45,063)
Policy charges                                     (195,451)    (2,579,910)      (688,931)    (1,905,020)     (188,561)
Contract terminations:
    Surrender benefits                             (401,234)    (4,155,976)    (1,246,579)    (3,580,930)      (58,307)
    Death benefits                                       --        (10,843)       (40,554)      (135,600)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  6,367,765     90,954,761     26,110,026     90,519,266    20,250,740
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                JANUS ASPEN        LAZARD             MFS            MFS           MFS
                                               MID CAP GRO,   RETIRE INTL EQ,   INV GRO STOCK,     NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               SERV             SERV            SERV CL        SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  (124,055)    $   900,901       $  (334,657)   $  (253,749)  $   (23,891)
Net realized gain (loss) on sales of
  investments                                       251,133       2,047,459           795,719        747,979       112,516
Distributions from capital gains                     77,050       9,824,198                --      2,002,084       718,258
Net change in unrealized appreciation or
  depreciation of investments                     2,469,063      (7,387,443)        3,397,716     (2,047,529)    1,753,325
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,673,191       5,385,115         3,858,778        448,785     2,560,208
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,088,780       6,246,987         4,841,236      3,216,084     2,920,500
Net transfers(1)                                  3,490,058      (6,724,617)       (2,782,697)    (3,045,536)    2,716,904
Transfers for policy loans                         (173,056)       (447,181)         (502,627)      (211,263)     (100,966)
Policy charges                                     (423,555)     (1,527,092)       (1,168,045)      (873,134)     (475,721)
Contract terminations:
    Surrender benefits                           (1,001,958)     (2,913,905)       (2,150,015)    (1,552,303)     (177,804)
    Death benefits                                       --         (15,129)          (21,222)       (28,196)         (328)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    2,980,269      (5,380,937)       (1,783,370)    (2,494,348)    4,882,585
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,485,261      56,396,047        39,122,957     27,945,501     7,995,595
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $18,138,721     $56,400,225       $41,198,365    $25,899,938   $15,438,388
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           19,593,222      45,558,102        55,084,368     28,100,366     3,483,713
Contract purchase payments                        1,527,449       4,838,818         6,473,750      3,064,256     1,103,390
Net transfers(1)                                  4,713,095      (5,112,421)       (3,717,330)    (2,927,158)    1,016,085
Transfers for policy loans                         (241,469)       (344,263)         (659,325)      (200,843)      (36,950)
Policy charges                                     (593,585)     (1,180,504)       (1,558,421)      (831,492)     (179,265)
Contract terminations:
    Surrender benefits                           (1,404,415)     (2,247,555)       (2,872,398)    (1,476,297)      (65,874)
    Death benefits                                       --         (11,561)          (29,200)       (27,969)         (130)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 23,594,297      41,500,616        52,721,444     25,700,863     5,320,969
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 36    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                  OPPEN       OPPEN MAIN   OPPEN STRATEGIC     PIMCO VIT       PIONEER
                                             GLOBAL SEC VA,    ST SM CAP       BOND VA,        ALL ASSET,    EQ INC VCT,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            SERV         VA, SERV          SERV        ADVISOR CL(2)      CL II
 OPERATIONS
Investment income (loss) -- net                $      777     $  (19,421)    $    92,509      $   714,778     $  144,185
Net realized gain (loss) on sales of
  investments                                      23,248          7,006             728               --        137,535
Distributions from capital gains                  106,835         64,605              --               --        337,608
Net change in unrealized appreciation or
  depreciation of investments                     (29,206)      (191,460)      1,251,829         (335,312)      (786,163)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       101,654       (139,270)      1,345,066          379,466       (166,835)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      1,095,867      1,135,515       6,268,259        1,965,946      2,670,454
Net transfers(1)                                  520,924        829,739      26,617,870       16,426,753        585,567
Transfers for policy loans                        (11,812)        (2,811)       (101,348)         (58,182)       (78,774)
Policy charges                                   (118,481)      (125,184)       (701,234)        (166,971)      (364,184)
Contract terminations:
    Surrender benefits                            (23,618)       (33,368)       (132,172)         (54,633)      (188,008)
    Death benefits                                   (460)            --            (212)              --           (379)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  1,462,420      1,803,891      31,951,163       18,112,913      2,624,676
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,873,122      1,549,048       5,133,111               --      6,928,893
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $3,437,196     $3,213,669     $38,429,340      $18,492,379     $9,386,734
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,487,599      1,289,607       4,826,153               --      4,738,268
Contract purchase payments                        828,642        909,066       5,628,135        1,897,930      1,750,347
Net transfers(1)                                  396,893        668,752      23,664,260       15,946,611        369,002
Transfers for policy loans                         (8,762)        (2,374)        (90,020)         (55,824)       (51,947)
Policy charges                                    (89,310)      (100,242)       (628,098)        (160,985)      (238,996)
Contract terminations:
    Surrender benefits                            (17,976)       (26,968)       (117,780)         (52,907)      (123,703)
    Death benefits                                   (340)            --            (194)              --           (259)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,596,746      2,737,841      33,282,456       17,574,825      6,442,712
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                   PIONEER        PUT VT          PUT VT       PUT VT         PUT VT
                                                  INTL VAL    HLTH SCIENCES,    HI YIELD,     INTL EQ,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)             VCT, CL II        CL IB          CL IB         CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                  $   (5,448)    $   (3,307)    $ 1,348,600   $  106,370    $   (17,045)
Net realized gain (loss) on sales of
  investments                                        20,033         78,834         (27,468)     225,044      1,009,824
Distributions from capital gains                     11,723             --              --      696,846             --
Net change in unrealized appreciation or
  depreciation of investments                        74,669       (120,204)       (985,085)    (614,557)     1,502,396
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   100,977        (44,677)        336,047      413,703      2,495,175
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          232,402        724,583       1,456,985    1,249,760      1,507,523
Net transfers(1)                                   (100,615)      (480,980)      1,050,049     (662,151)      (181,115)
Transfers for policy loans                           (1,617)       (39,982)       (253,690)     (45,173)      (332,620)
Policy charges                                      (37,844)      (126,710)       (573,495)    (194,459)      (503,844)
Contract terminations:
    Surrender benefits                              (24,094)      (103,815)       (711,941)    (134,336)    (1,229,298)
    Death benefits                                       --             --          (9,273)          --        (22,382)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       68,232        (26,904)        958,635      213,641       (761,736)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     836,836      2,806,095      19,335,524    5,217,958     20,385,038
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,006,045     $2,734,514     $20,630,206   $5,845,302    $22,118,477
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              831,095      2,289,987      13,794,780    3,111,928     21,523,588
Contract purchase payments                          213,555        576,768       1,014,791      697,001      1,450,923
Net transfers(1)                                    (95,922)      (386,975)        719,952     (354,292)      (157,785)
Transfers for policy loans                           (1,511)       (32,138)       (177,946)     (25,158)      (318,698)
Policy charges                                      (34,679)      (100,625)       (399,719)    (108,227)      (483,614)
Contract terminations:
    Surrender benefits                              (22,236)       (81,609)       (495,850)     (74,953)    (1,178,109)
    Death benefits                                       --             --          (6,617)          --        (21,237)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    890,302      2,265,408      14,449,391    3,246,299     20,815,068
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 38    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     PUT VT         PUT VT
                                                   NEW OPP, CL      VISTA,        RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   IA           CL IB           BAL         CASH MGMT     CORE BOND
 OPERATIONS
Investment income (loss) -- net                   $ (1,396,456)  $  (115,918)  $  6,552,575   $  4,103,171   $   31,732
Net realized gain (loss) on sales of investments    (4,818,034)      484,606      3,128,622           (350)        (150)
Distributions from capital gains                            --            --      7,204,262             --           --
Net change in unrealized appreciation or
  depreciation of investments                       15,939,973        45,453    (13,677,980)       (24,180)      13,893
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    9,725,483       414,141      3,207,479      4,078,641       45,475
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          15,291,219     1,316,124     23,396,771     44,863,037      335,179
Net transfers(1)                                   (19,334,142)   (2,098,833)    (7,248,617)    (7,596,862)     691,203
Transfers for policy loans                          (1,809,099)     (135,209)    (1,404,539)       (83,614)        (298)
Policy charges                                      (8,359,709)     (365,749)   (19,604,248)   (13,134,220)     (58,731)
Contract terminations:
    Surrender benefits                             (14,332,368)     (751,081)   (23,951,229)   (11,194,376)      (5,262)
    Death benefits                                     (40,814)           --       (696,703)       (74,225)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (28,584,913)   (2,034,748)   (29,508,565)    12,779,740      962,091
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    193,431,276    13,192,844    338,363,459     96,908,260      457,559
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $174,571,846   $11,572,237   $312,062,373   $113,766,641   $1,465,125
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             131,291,630    17,846,450    303,589,446     87,145,723      446,026
Contract purchase payments                           9,940,115     1,711,917     20,605,388     39,591,517      323,948
Net transfers(1)                                   (12,538,771)   (2,719,569)    (6,446,053)    (6,721,608)     659,754
Transfers for policy loans                          (1,175,873)     (176,484)    (1,235,181)       (62,405)        (245)
Policy charges                                      (5,431,381)     (474,546)   (17,286,126)   (11,581,448)     (56,300)
Contract terminations:
    Surrender benefits                              (9,280,028)     (971,889)   (20,960,493)    (9,841,885)      (5,045)
    Death benefits                                     (25,809)           --       (567,934)       (66,014)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   112,779,883    15,215,879    277,699,047     98,463,880    1,368,138
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 RVS VP         RVS VP        THDL VP        RVS PTNRS VP         RVS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)          DIV BOND      DIV EQ INC     EMER MKTS    FUNDAMENTAL VAL(2)   GLOBAL BOND
 OPERATIONS
Investment income (loss) -- net               $  8,443,107   $  3,184,638   $  (237,619)      $    11,089      $ 1,563,043
Net realized gain (loss) on sales of
  investments                                       (4,038)     1,879,244       879,345                66           13,637
Distributions from capital gains                        --      6,045,816     3,379,046            27,116               --
Net change in unrealized appreciation or
  depreciation of investments                    1,144,761     19,877,773    18,569,784          (172,757)       2,343,121
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      9,583,830     30,987,471    22,590,556          (134,486)       3,919,801
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      29,011,887     60,762,457     9,000,955         1,607,570        8,347,252
Net transfers(1)                                67,437,330     24,660,081     9,191,737        13,299,566       21,412,979
Transfers for policy loans                      (1,371,068)    (5,139,397)   (1,238,152)          (32,993)        (593,295)
Policy charges                                  (9,904,786)   (13,926,634)   (1,894,696)         (136,687)      (1,752,696)
Contract terminations:
    Surrender benefits                         (10,001,569)   (21,934,825)   (3,177,680)          (43,015)      (2,239,786)
    Death benefits                                (260,049)      (247,731)      (40,753)               --          (17,429)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  74,911,745     44,173,951    11,841,411        14,694,441       25,157,025
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                183,574,958    426,689,329    56,476,271                --       45,482,035
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $268,070,533   $501,850,751   $90,908,238       $14,559,955      $74,558,861
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         136,853,030    243,400,152    26,416,401                --       30,512,415
Contract purchase payments                      21,202,529     32,657,568     3,660,026         1,646,139        5,469,224
Net transfers(1)                                49,227,079     13,460,506     3,529,959        13,575,626       13,920,345
Transfers for policy loans                        (993,141)    (2,761,530)     (487,414)          (33,681)        (387,894)
Policy charges                                  (7,255,312)    (7,466,170)     (763,309)         (140,131)      (1,147,176)
Contract terminations:
    Surrender benefits                          (7,324,617)   (11,732,293)   (1,271,880)          (44,056)      (1,465,218)
    Death benefits                                (199,233)      (136,367)      (15,330)               --          (11,225)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               191,510,335    267,421,866    31,068,453        15,003,897       46,890,471
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 40    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                                    RVS VP
                                                    GLOBAL            RVS VP          RVS VP         RVS VP        THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)          INFLATION PROT SEC        GRO       HI YIELD BOND     INC OPP       INTL OPP
 OPERATIONS
Investment income (loss) -- net                   $    60,256      $    114,333    $ 6,711,350    $   198,495   $    205,549
Net realized gain (loss) on sales of
  investments                                             305           281,336         79,257            196     12,273,823
Distributions from capital gains                           --                --             --          1,547             --
Net change in unrealized appreciation or
  depreciation of investments                         379,568         1,413,524     (6,106,077)      (176,367)    15,733,676
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           440,129         1,809,193        684,530         23,871     28,213,048
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,554,729        16,743,160     13,552,806      1,484,439     16,153,054
Net transfers(1)                                   10,598,056        18,325,303     (3,859,566)     9,705,917    (12,325,223)
Transfers for policy loans                            (28,507)       (1,044,640)      (885,930)       (23,987)    (2,950,401)
Policy charges                                       (151,546)       (3,070,876)    (3,409,049)      (143,147)    (9,856,591)
Contract terminations:
    Surrender benefits                                (46,166)       (4,435,974)    (4,951,054)       (46,563)   (17,905,417)
    Death benefits                                         --           (44,958)        (8,133)            --        (88,839)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     11,926,566        26,472,015        439,074     10,976,659    (26,973,417)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       731,547       101,740,160     95,510,316        524,594    249,332,264
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $13,098,242      $130,021,368    $96,633,920    $11,525,124   $250,571,895
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                721,780       171,986,020     68,954,520        488,593    247,038,370
Contract purchase payments                          1,480,288        27,211,961      9,566,029      1,358,734     15,011,861
Net transfers(1)                                   10,094,920        29,921,369     (2,853,421)     8,902,174    (11,156,884)
Transfers for policy loans                            (26,947)       (1,698,343)      (626,005)       (22,008)    (2,737,580)
Policy charges                                       (144,196)       (4,985,285)    (2,410,353)      (131,007)    (9,145,963)
Contract terminations:
    Surrender benefits                                (44,103)       (7,177,276)    (3,507,425)       (42,820)   (16,596,150)
    Death benefits                                         --           (74,943)        (5,779)            --        (81,917)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   12,081,742       215,183,503     69,117,566     10,553,666    222,331,737
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------
                                                    RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)               LG CAP EQ    LG CAP VAL   MID CAP GRO   MID CAP VAL     S&P 500
 OPERATIONS
Investment income (loss) -- net                  $  2,461,769    $  2,786    $  (130,542)   $   (5,056)  $   502,296
Net realized gain (loss) on sales of
  investments                                      19,420,365       3,405        107,131        40,349     1,536,846
Distributions from capital gains                    3,681,675      37,189        142,394        64,596       506,883
Net change in unrealized appreciation or
  depreciation of investments                     (11,572,162)    (56,160)     1,633,560       116,518       156,722
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  13,991,647     (12,780)     1,752,543       216,407     2,702,747
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         51,938,442     234,418      2,395,138     1,467,515     7,601,829
Net transfers(1)                                  (51,973,451)     92,142       (581,235)    2,065,328    (2,656,403)
Transfers for policy loans                         (4,342,037)     (2,297)      (170,186)      (40,167)     (595,424)
Policy charges                                    (32,469,147)    (30,089)      (617,125)     (174,566)   (2,074,708)
Contract terminations:
    Surrender benefits                            (44,690,272)    (17,819)      (731,685)      (81,329)   (3,840,779)
    Death benefits                                   (455,068)         --           (240)           --       (10,691)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (81,991,533)    276,355        294,667     3,236,781    (1,576,176)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   624,056,245     249,992     13,862,467     2,244,695    65,894,918
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $556,056,359    $513,567    $15,909,677    $5,697,883   $67,021,489
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            722,723,671     206,384     11,365,575     1,853,667    66,546,361
Contract purchase payments                         58,223,977     188,709      1,799,230     1,113,821     7,375,287
Net transfers(1)                                  (58,218,476)     75,040       (458,062)    1,558,275    (2,544,966)
Transfers for policy loans                         (4,855,838)     (1,808)      (129,611)      (30,185)     (576,556)
Policy charges                                    (36,368,171)    (24,165)      (462,140)     (131,736)   (2,009,960)
Contract terminations:
    Surrender benefits                            (49,803,098)    (14,375)      (542,593)      (61,256)   (3,743,569)
    Death benefits                                   (485,988)         --           (188)           --       (10,262)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  631,216,077     429,785     11,572,211     4,302,586    65,036,335
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 42    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                            RVS PTNRS VP       RVS VP          RVS VP     RVS PTNRS VP   ROYCE MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)         SELECT VAL    SHORT DURATION    SM CAP ADV    SM CAP VAL        INVEST CL
 OPERATIONS
Investment income (loss) -- net               $    433       $ 1,729,135    $  (245,238)   $     1,704     $    655,798
Net realized gain (loss) on sales of
  investments                                     (402)          (74,193)       226,740         47,218        4,283,753
Distributions from capital gains                26,295                --      1,777,904        616,743       10,439,690
Net change in unrealized appreciation or
  depreciation of investments                  (26,449)          622,646     (3,176,680)    (2,602,203)     (11,359,366)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (123)        2,277,588     (1,417,274)    (1,936,538)       4,019,875
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      87,180         7,180,276      3,768,474      6,333,855        8,546,593
Net transfers(1)                                62,377         2,019,865     (6,614,537)    10,534,480       (6,523,943)
Transfers for policy loans                         310          (238,324)      (319,473)      (230,781)      (1,805,126)
Policy charges                                 (12,475)       (3,055,031)    (1,004,170)      (901,778)      (3,169,330)
Contract terminations:
    Surrender benefits                          (9,435)       (2,789,910)    (1,583,753)      (690,087)      (6,898,344)
    Death benefits                                  --          (346,963)       (36,777)          (404)        (109,140)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 127,957         2,769,913     (5,790,236)    15,045,285       (9,959,290)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                128,894        50,474,493     34,637,379     18,761,035      127,343,442
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $256,728       $55,521,994    $27,429,869    $31,869,782     $121,404,027
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         113,549        41,090,164     23,068,555     11,436,720       45,185,958
Contract purchase payments                      71,042         5,709,258      2,474,657      3,819,516        2,899,161
Net transfers(1)                                47,967         1,586,292     (4,371,775)     6,453,194       (2,224,120)
Transfers for policy loans                         527          (187,809)      (209,759)      (137,604)        (612,942)
Policy charges                                 (10,192)       (2,434,354)      (659,849)      (542,756)      (1,075,230)
Contract terminations:
    Surrender benefits                          (7,661)       (2,216,571)    (1,038,227)      (414,647)      (2,326,684)
    Death benefits                                  --          (316,293)       (23,821)          (235)         (38,656)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               215,232        43,230,687     19,239,781     20,614,188       41,807,487
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                VANK LIT        VANK UIF         VANK UIF
                                                 THIRD AVE     COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              VAL         CL II(2)        CL II(2)         CL II(2)      INTL SM CAP
 OPERATIONS
Investment income (loss) -- net                $  1,993,546   $   (24,974)     $   (6,359)       $ (1,153)    $   (173,907)
Net realized gain (loss) on sales of
  investments                                     7,117,968            --              --             124        2,321,946
Distributions from capital gains                  9,852,604           466             665             381       13,747,363
Net change in unrealized appreciation or
  depreciation of investments                   (26,797,669)     (511,338)       (282,013)          1,264        9,394,752
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (7,833,551)     (535,846)       (287,707)            616       25,290,154
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       10,065,734     1,324,793         413,501          47,213       22,229,858
Net transfers(1)                                (13,803,866)   10,988,915       4,197,682         900,239        3,559,993
Transfers for policy loans                       (1,746,063)      (25,865)         (7,002)           (564)      (2,415,303)
Policy charges                                   (3,794,021)     (111,817)        (37,405)         (5,292)      (4,753,268)
Contract terminations:
    Surrender benefits                           (9,775,438)      (33,853)        (14,141)            (78)      (7,597,131)
    Death benefits                                  (84,823)           --              --              --          (28,683)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (19,138,477)   12,142,173       4,552,635         941,518       10,995,466
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 159,857,868            --              --              --      160,370,835
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $132,885,840   $11,606,327      $4,264,928        $942,134     $196,656,455
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           58,081,098            --              --              --      103,942,527
Contract purchase payments                        3,567,170     1,392,852         444,172          44,025       13,069,323
Net transfers(1)                                 (5,027,938)   11,491,819       4,526,912         828,813        2,198,639
Transfers for policy loans                         (617,222)      (27,350)         (7,653)           (545)      (1,417,941)
Policy charges                                   (1,344,070)     (117,857)        (40,285)         (4,868)      (2,781,562)
Contract terminations:
    Surrender benefits                           (3,448,683)      (35,522)        (15,042)             --       (4,413,719)
    Death benefits                                  (30,393)           --              --              --          (16,792)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 51,179,962    12,703,942       4,908,104         867,425      110,580,475
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                     WANGER       WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)               U.S. SM CO    ASSET ALLOC    INTL CORE       OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                   $ (1,500,428)   $   84,089   $  (15,366)  $  (10,698)  $  (60,067)
Net realized gain (loss) on sales of investments     3,427,464        99,014       30,279       67,282       52,759
Distributions from capital gains                     8,473,515        94,892      128,722      538,323    1,054,011
Net change in unrealized appreciation or
  depreciation of investments                       (3,319,428)      104,863       30,911     (390,477)    (366,905)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    7,081,123       382,858      174,546      204,430      679,798
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          24,166,362     1,239,803      386,996      730,436    1,425,827
Net transfers(1)                                   (15,199,163)      (46,070)      21,119     (614,341)   1,654,537
Transfers for policy loans                          (1,702,645)      (60,397)      (7,623)     (43,935)    (117,121)
Policy charges                                      (4,727,431)     (298,401)     (66,947)    (146,867)    (233,901)
Contract terminations:
    Surrender benefits                              (7,483,670)     (197,282)     (51,275)    (102,389)    (145,344)
    Death benefits                                     (40,986)           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (4,987,533)      637,653      282,270     (177,096)   2,583,998
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    156,904,811     5,390,029    1,393,475    3,459,394    4,766,247
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $158,998,401    $6,410,540   $1,850,291   $3,486,728   $8,030,043
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              83,149,165     4,010,579      960,936    2,414,129    3,211,720
Contract purchase payments                          12,096,248       885,657      245,798      479,582      871,153
Net transfers(1)                                    (7,604,420)      (24,247)      16,917     (398,960)   1,018,593
Transfers for policy loans                            (849,875)      (42,552)      (4,756)     (28,373)     (71,462)
Policy charges                                      (2,364,473)     (212,524)     (42,514)     (96,430)    (142,360)
Contract terminations:
    Surrender benefits                              (3,729,175)     (143,608)     (33,728)     (67,415)     (89,657)
    Death benefits                                     (20,657)           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    80,676,813     4,473,305    1,142,653    2,302,533    4,797,987
-------------------------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life's fixed account.
  (2) For the period June 11, 2007 (commencement of operations) to Dec. 31,
      2007.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI       AIM VI        AIM VI
                                                     CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2006                               SER I         SER II        SER I        SER II         SER I
 OPERATIONS
Investment income (loss) -- net                     $  (223,732)  $   (94,789)  $  (135,674)  $  (39,186)  $ (1,014,668)
Net realized gain (loss) on sales of investments        225,367        19,920       381,110       49,404      2,029,587
Distributions from capital gains                             --            --       283,058       94,264             --
Net change in unrealized appreciation or
  depreciation of investments                         1,387,006       666,994     1,577,581      475,829     39,870,470
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,388,641       592,125     2,106,075      580,311     40,885,389
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,688,141     3,799,089     1,193,965    1,523,789     23,698,796
Net transfers(1)                                      4,065,406     2,430,233       933,306      556,165    (27,853,989)
Transfers for policy loans                             (154,174)     (133,506)     (168,607)     (33,225)    (2,164,942)
Policy charges                                         (693,005)     (500,572)     (402,841)    (210,285)   (12,710,825)
Contract terminations:
    Surrender benefits                               (1,208,510)     (214,625)     (618,595)    (100,005)   (19,470,320)
    Death benefits                                      (34,744)           --        (3,100)          --       (144,148)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        4,663,114     5,380,619       934,128    1,736,439    (38,645,428)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      22,893,828     7,572,514    13,491,242    3,191,181    283,360,147
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $28,945,583   $13,545,258   $16,531,445   $5,507,931   $285,600,108
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               31,303,843     6,402,321    11,370,172    2,529,861    179,117,535
Contract purchase payments                            3,618,179     3,166,040       925,661    1,109,922     14,093,137
Net transfers(1)                                      5,462,670     2,034,431       690,442      402,084    (16,626,479)
Transfers for policy loans                             (212,275)     (110,802)     (130,478)     (24,442)    (1,283,240)
Policy charges                                         (932,539)     (417,193)     (312,629)    (153,492)    (7,568,923)
Contract terminations:
    Surrender benefits                               (1,625,727)     (179,273)     (475,701)     (73,579)   (11,555,215)
    Death benefits                                      (44,922)           --        (2,257)          --        (85,558)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     37,569,229    10,895,524    12,065,210    3,790,354    156,091,257
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 46    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI       AIM VI       AIM VI        AB VPS        AB VPS
                                                        DYN,       FIN SERV,      TECH,      GRO & INC,    INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SER I        SER I        SER I         CL B          CL B
 OPERATIONS
Investment income (loss) -- net                      $   (7,851)  $    9,456   $  (10,824)  $    36,831   $   107,353
Net realized gain (loss) on sales of investments         18,379        9,794       15,318        57,611        13,367
Distributions from capital gains                             --        6,624           --       875,062       632,936
Net change in unrealized appreciation or
  depreciation of investments                           111,422      104,991      108,914     1,845,480    10,132,741
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       121,950      130,865      113,408     2,814,984    10,886,397
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              196,501      247,253      362,580     6,488,019    13,100,937
Net transfers(1)                                         83,410      196,208      118,621     1,242,893    10,353,411
Transfers for policy loans                               (7,540)      (6,250)      (9,983)     (101,356)     (292,560)
Policy charges                                          (40,392)     (40,466)     (62,612)     (831,076)   (1,571,404)
Contract terminations:
    Surrender benefits                                  (17,121)     (13,280)     (30,180)     (420,605)     (780,010)
    Death benefits                                           --           --           --        (1,622)       (6,342)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          214,858      383,465      378,426     6,376,253    20,804,032
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         717,486      697,157      939,260    13,426,728    23,004,673
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,054,294   $1,211,487   $1,431,094   $22,617,965   $54,695,102
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  543,844      574,303      903,572    11,479,016    13,591,097
Contract purchase payments                              138,103      192,818      337,428     5,286,367     6,657,293
Net transfers(1)                                         58,307      144,506      112,207     1,015,115     5,216,967
Transfers for policy loans                               (5,238)      (4,841)      (9,403)      (81,749)     (146,364)
Policy charges                                          (28,427)     (31,587)     (58,091)     (675,812)     (796,899)
Contract terminations:
    Surrender benefits                                  (12,154)     (10,410)     (28,248)     (343,068)     (388,468)
    Death benefits                                           --           --           --        (1,338)       (3,101)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        694,435      864,789    1,257,465    16,678,531    24,130,525
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AC VP         AC VP          AC VP         AC VP        CALVERT
                                                      INTL,         INTL,          VAL,           VAL,           VS
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL I         CL II          CL I          CL II       SOCIAL BAL
 OPERATIONS
Investment income (loss) -- net                    $   205,391   $    27,937   $    582,743   $    39,937   $   144,806
Net realized gain (loss) on sales of investments       469,877       128,807      1,014,287        30,797       121,297
Distributions from capital gains                            --            --     10,954,419     1,752,496       175,852
Net change in unrealized appreciation or
  depreciation of investments                        6,672,711     1,607,592      8,356,700     2,046,111       288,744
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    7,347,979     1,764,336     20,908,149     3,869,341       730,699
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           3,003,460     2,437,153     10,862,264     7,165,581     1,376,005
Net transfers(1)                                     2,729,401       992,715     (3,589,935)    1,686,048       448,784
Transfers for policy loans                            (434,795)      (48,309)    (1,248,511)     (162,363)      (29,340)
Policy charges                                        (795,516)     (366,553)    (3,782,277)   (1,006,924)     (308,974)
Contract terminations:
    Surrender benefits                              (1,507,495)     (168,459)    (6,499,587)     (612,197)     (286,639)
    Death benefits                                     (35,023)           --        (50,817)         (576)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       2,960,032     2,846,547     (4,308,863)    7,069,569     1,199,836
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     29,378,472     5,949,544    123,293,260    17,821,340     8,290,693
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $39,686,483   $10,560,427   $139,892,546   $28,760,250   $10,221,228
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              37,105,900     4,671,924     81,803,295    13,802,559     7,999,846
Contract purchase payments                           3,460,371     1,735,794      6,815,565     5,241,957     1,296,355
Net transfers(1)                                     3,068,719       715,174     (2,465,803)    1,223,820       437,264
Transfers for policy loans                            (501,402)      (34,643)      (776,047)     (120,098)      (27,742)
Policy charges                                        (913,499)     (261,513)    (2,370,281)     (734,362)     (291,396)
Contract terminations:
    Surrender benefits                              (1,730,402)     (119,668)    (4,044,427)     (440,915)     (265,181)
    Death benefits                                     (36,999)           --        (31,282)         (438)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    40,452,688     6,707,068     78,931,020    18,972,523     9,149,146
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 48    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       COL          CS            CS           EG VA         FID VIP
                                                    HI YIELD,     MID-CAP       SM CAP      FUNDAMENTAL    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             VS CL B(2)      CORE         CORE I     LG CAP, CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $  7,923    $  (35,132)  $  (182,845)   $   14,378    $   (120,125)
Net realized gain (loss) on sales of investments         290       174,004      (373,762)        9,940       1,595,195
Distributions from capital gains                       3,703            --            --        77,135       2,888,002
Net change in unrealized appreciation or
  depreciation of investments                         28,912      (111,770)    1,330,915       329,095       8,789,636
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     40,828        27,102       774,308       430,548      13,152,708
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           245,626       356,304     1,962,724     1,448,505      10,865,085
Net transfers(1)                                     581,170      (592,111)   (2,734,230)    1,013,702      (4,359,049)
Transfers for policy loans                              (100)       (5,411)     (127,798)      (49,222)     (1,041,938)
Policy charges                                       (24,221)     (109,654)     (638,907)     (188,088)     (3,184,414)
Contract terminations:
    Surrender benefits                                (1,660)     (208,017)   (1,200,474)      (60,641)     (5,902,772)
    Death benefits                                        --            --        (5,350)           --         (46,868)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       800,815      (558,889)   (2,744,035)    2,164,256      (3,669,956)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --     4,050,634    20,575,994     2,427,636     111,455,717
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $841,643    $3,518,847   $18,606,267    $5,022,440    $120,938,469
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --     4,219,414    17,235,293     2,220,670     110,214,411
Contract purchase payments                           239,858       369,735     1,587,703     1,271,593      10,292,892
Net transfers(1)                                     571,316      (618,378)   (2,213,760)      893,893      (4,106,696)
Transfers for policy loans                               (94)       (5,699)     (104,640)      (42,658)       (984,462)
Policy charges                                       (23,643)     (113,703)     (518,019)     (164,933)     (3,017,820)
Contract terminations:
    Surrender benefits                                (1,616)     (221,560)     (971,837)      (54,010)     (5,576,318)
    Death benefits                                        --            --        (4,476)           --         (44,153)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     785,821     3,629,809    15,010,264     4,124,555     106,777,854
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     FID VIP        FID VIP       FID VIP       FID VIP       FID VIP
                                                    GRO & INC,     MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SERV CL 2       SERV CL      SERV CL 2      SERV CL      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                    $   (88,343)  $ (1,648,225)  $  (470,828)  $  (100,518)  $   (50,751)
Net realized gain (loss) on sales of investments       117,820      2,661,520        48,097       591,928        61,973
Distributions from capital gains                       707,448     28,297,666     6,026,316       298,850        82,624
Net change in unrealized appreciation or
  depreciation of investments                        2,924,201     (2,609,790)      692,848     7,693,061     2,512,421
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    3,661,126     26,701,171     6,296,433     8,483,321     2,606,267
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           9,676,388     19,791,823    19,855,054     4,700,093     4,738,141
Net transfers(1)                                      (220,976)    11,121,171     9,973,973     5,686,280     1,559,805
Transfers for policy loans                            (196,519)    (2,485,764)     (505,870)     (374,739)     (113,011)
Policy charges                                      (1,446,997)    (6,286,879)   (2,672,512)   (1,171,309)     (626,985)
Contract terminations:
    Surrender benefits                                (945,012)   (13,161,817)   (1,634,398)   (2,372,718)     (469,393)
    Death benefits                                      (8,173)      (120,430)       (8,623)      (28,392)       (1,402)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       6,858,711      8,858,104    25,007,624     6,439,215     5,087,155
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     26,375,288    226,755,617    45,718,014    45,739,706    12,406,948
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $36,895,125   $262,314,892   $77,022,071   $60,662,242   $20,100,370
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              21,756,762    113,269,739    27,046,296    44,720,166     8,634,798
Contract purchase payments                           7,653,111      9,248,585    10,997,925     4,326,219     3,108,297
Net transfers(1)                                      (153,287)     5,216,915     5,529,413     5,309,933     1,035,927
Transfers for policy loans                            (154,573)    (1,158,636)     (278,579)     (344,688)      (74,062)
Policy charges                                      (1,143,720)    (2,940,860)   (1,479,769)   (1,077,119)     (410,309)
Contract terminations:
    Surrender benefits                                (741,735)    (6,151,111)     (907,230)   (2,172,007)     (308,533)
    Death benefits                                      (6,464)       (55,081)       (4,676)      (24,960)         (907)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    27,210,094    117,429,551    40,903,380    50,737,544    11,985,211
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 50    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                               FTVIPT FRANK     FTVIPT FRANK       FTVIPT         FTVIPT        GS VIT
                                             GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES     TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL 2             CL 2         SEC, CL 2      SEC, CL 2        INST
 OPERATIONS
Investment income (loss) -- net                $  1,285,238      $  (155,575)   $    34,733    $   243,797   $    182,541
Net realized gain (loss) on sales of
  investments                                     1,079,892          302,857         13,084      1,711,011        723,378
Distributions from capital gains                  9,235,521        1,967,950        329,742             --     19,367,468
Net change in unrealized appreciation or
  depreciation of investments                    10,802,384        5,867,656      1,407,741     11,929,835      4,484,282
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      22,403,035        7,982,888      1,785,300     13,884,643     24,757,669
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       17,418,625        9,187,317      3,788,887      6,222,345     23,655,136
Net transfers(1)                                  2,866,122        5,339,730      4,005,643     (3,250,165)     6,020,649
Transfers for policy loans                       (1,205,114)        (517,002)      (103,147)      (626,993)    (1,417,863)
Policy charges                                   (3,632,311)      (1,789,726)      (486,683)    (1,665,415)    (5,147,371)
Contract terminations:
    Surrender benefits                           (4,945,456)      (2,231,751)      (181,353)    (3,497,103)    (7,410,408)
    Death benefits                                 (119,232)         (28,577)            --        (36,885)      (198,660)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   10,382,634        9,959,991      7,023,347     (2,854,216)    15,501,483
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 108,134,780       46,374,484      6,691,561     69,697,863    154,329,843
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $140,920,449      $64,317,363    $15,500,208    $80,728,290   $194,588,995
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           43,698,391       23,267,706      5,331,492     57,133,641     69,180,608
Contract purchase payments                        6,653,850        4,212,144      2,806,043      4,714,424     10,005,882
Net transfers(1)                                  1,072,826        2,446,521      2,957,343     (2,476,473)     2,562,856
Transfers for policy loans                         (458,852)        (237,486)       (75,970)      (477,198)      (602,065)
Policy charges                                   (1,387,672)        (821,309)      (359,876)    (1,259,989)    (2,177,216)
Contract terminations:
    Surrender benefits                           (1,880,603)      (1,019,378)      (132,964)    (2,626,839)    (3,120,084)
    Death benefits                                  (45,871)         (13,065)            --        (26,288)       (83,110)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 47,652,069       27,835,133     10,526,068     54,981,278     75,766,871
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------
                                                  GS VIT          GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                              STRUCTD SM CAP   STRUCTD U.S.      GLOBAL         INTL         MID CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)             EQ, INST        EQ, INST      TECH, SERV     GRO, SERV     GRO, SERV
 OPERATIONS
Investment income (loss) -- net                 $   (35,866)   $    289,412   $   (85,464)  $    726,090   $  (109,447)
Net realized gain (loss) on sales of
  investments                                       413,326          67,958       (98,713)       131,022       197,951
Distributions from capital gains                    902,049              --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                        68,916       9,655,567       839,454     25,618,780     1,313,307
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,348,425      10,012,937       655,277     26,475,892     1,401,811
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,152,580      12,672,228     1,197,652      7,508,105     1,140,153
Net transfers(1)                                 (1,038,710)     17,301,982       522,164     25,755,089      (665,911)
Transfers for policy loans                         (215,509)       (825,070)      (89,795)      (667,541)      (68,210)
Policy charges                                     (352,795)     (2,325,295)     (300,612)    (1,787,523)     (394,064)
Contract terminations:
    Surrender benefits                             (682,030)     (3,622,955)     (435,731)    (3,584,346)     (648,004)
    Death benefits                                  (33,383)        (27,505)       (3,218)       (29,915)      (47,232)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,169,847)     23,173,385       890,460     27,193,869      (683,268)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,681,030      71,196,214     8,646,616     46,820,675    11,766,718
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $12,859,608    $104,382,536   $10,192,353   $100,490,436   $12,485,261
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            8,156,632      75,356,849    20,674,047     48,928,295    20,736,843
Contract purchase payments                          700,899      12,803,499     2,826,058      6,471,382     1,917,456
Net transfers(1)                                   (642,952)     17,449,606     1,265,550     22,081,154    (1,121,530)
Transfers for policy loans                         (130,820)       (831,640)     (217,763)      (570,764)     (113,309)
Policy charges                                     (215,581)     (2,348,828)     (708,593)    (1,540,680)     (664,388)
Contract terminations:
    Surrender benefits                             (414,390)     (3,654,517)   (1,027,383)    (3,078,630)   (1,084,173)
    Death benefits                                  (19,653)        (27,284)       (7,007)       (25,353)      (77,677)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  7,434,135      98,747,685    22,804,909     72,265,404    19,593,222
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 52    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    LAZARD           MFS            MFS           MFS      OPPEN GLOBAL
                                                 RETIRE INTL   INV GRO STOCK,     NEW DIS,    UTILITIES,      SEC VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               EQ, SERV        SERV CL        SERV CL       SERV CL        SERV
 OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $    55,205     $  (332,764)   $  (246,654)  $   35,753    $   (4,956)
Net realized gain (loss) on sales of
  investments                                      1,050,171         217,503        577,541       18,532           235
Distributions from capital gains                   2,173,341              --        492,292      168,328        12,612
Net change in unrealized appreciation or
  depreciation of investments                      6,667,241       2,421,075      2,267,088    1,249,173       152,011
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  9,945,958       2,305,814      3,090,267    1,471,786       159,902
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                         6,949,711       5,347,669      3,778,779    1,719,768       656,918
Net transfers(1)                                  (2,513,422)       (663,261)    (3,389,972)   2,138,311     1,054,480
Transfers for policy loans                          (362,556)       (243,236)      (179,191)     (29,142)      (18,688)
Policy charges                                    (1,434,414)     (1,185,470)      (914,147)    (253,008)      (52,321)
Contract terminations:
    Surrender benefits                            (2,347,094)     (1,823,084)    (1,314,111)    (159,940)       (4,766)
    Death benefits                                   (37,389)        (14,399)       (12,124)          --            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       254,836       1,418,219     (2,030,766)   3,415,989     1,635,623
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   46,195,253      35,398,924     26,886,000    3,107,820        77,597
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $56,396,047     $39,122,957    $27,945,501   $7,995,595    $1,873,122
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            45,316,524      53,002,892     30,257,997    1,757,499        71,682
Contract purchase payments                         6,211,731       7,903,638      4,072,643      869,765       568,628
Net transfers(1)                                  (2,245,200)       (993,483)    (3,619,127)   1,079,894       912,178
Transfers for policy loans                          (324,027)       (357,349)      (195,467)     (14,670)      (15,667)
Policy charges                                    (1,280,885)     (1,752,227)      (985,108)    (127,680)      (45,137)
Contract terminations:
    Surrender benefits                            (2,085,335)     (2,697,515)    (1,418,298)     (81,095)       (4,085)
    Death benefits                                   (34,706)        (21,588)       (12,274)          --            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  45,558,102      55,084,368     28,100,366    3,483,713     1,487,599
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                   OPPEN          OPPEN         PIONEER       PIONEER          PUT VT
                                                MAIN ST SM      STRATEGIC       EQ INC        INTL VAL     HLTH SCIENCES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)         CAP VA, SERV   BOND VA, SERV   VCT, CL II   VCT, CL II(3)        CL IB
 OPERATIONS
Investment income (loss) -- net                 $   (6,245)     $    9,220    $   80,471      $   (285)      $  (14,654)
Net realized gain (loss) on sales of
  investments                                          945             351        71,122             4            9,077
Distributions from capital gains                     6,792              --        77,938            --               --
Net change in unrealized appreciation or
  depreciation of investments                       84,724         187,328       761,361         5,965           58,715
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         86,216         196,899       990,892         5,684           53,138
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         537,607       1,906,796     1,826,821         7,089          715,801
Net transfers(1)                                   913,567       2,939,650       701,801       825,304          379,060
Transfers for policy loans                         (12,820)        (14,710)      (15,278)           18          (11,232)
Policy charges                                     (45,024)       (156,503)     (235,751)       (1,242)        (110,072)
Contract terminations:
    Surrender benefits                              (7,776)         (7,221)     (157,994)          (17)         (48,460)
    Death benefits                                      --              --        (2,343)           --               --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   1,385,554       4,668,012     2,117,256       831,152          925,097
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     77,278         268,200     3,820,745            --        1,827,860
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,549,048      $5,133,111    $6,928,893      $836,836       $2,806,095
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              73,106         267,980     3,162,300            --        1,519,537
Contract purchase payments                         469,056       1,860,800     1,377,677         7,084          598,516
Net transfers(1)                                   804,569       2,871,105       507,225       825,253          315,420
Transfers for policy loans                         (10,684)        (14,390)      (11,327)           17           (9,462)
Policy charges                                     (39,448)       (152,335)     (177,884)       (1,242)         (91,842)
Contract terminations:
    Surrender benefits                              (6,992)         (7,007)     (118,043)          (17)         (42,182)
    Death benefits                                      --              --        (1,680)           --               --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,289,607       4,826,153     4,738,268       831,095        2,289,987
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 54    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       PUT VT       PUT VT        PUT VT        PUT VT         PUT VT
                                                     HI YIELD,     INTL EQ,      INTL NEW         NEW        VISTA, CL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL IB         CL IB      OPP, CL IB    OPP, CL IA         IB
 OPERATIONS
Investment income (loss) -- net                     $ 1,241,562   $  (14,741)  $    69,179   $ (1,437,818)  $  (120,530)
Net realized gain (loss) on sales of investments        (51,094)     112,679       501,279     (8,197,480)      227,995
Distributions from capital gains                             --           --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                           501,466      889,418     3,493,145     24,398,644       485,118
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,691,934      987,356     4,063,603     14,763,346       592,583
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,504,814    1,133,751     1,575,426     18,612,582     1,573,278
Net transfers(1)                                       (377,808)     109,464       366,075    (18,567,150)   (1,079,885)
Transfers for policy loans                             (115,722)     (37,417)     (171,625)    (1,755,630)     (104,628)
Policy charges                                         (520,820)    (158,926)     (443,613)    (9,121,049)     (405,365)
Contract terminations:
    Surrender benefits                               (1,014,478)    (143,868)     (850,314)   (14,245,936)     (719,746)
    Death benefits                                       (6,378)          --        (2,107)       (61,774)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (530,392)     903,004       473,842    (25,138,957)     (736,346)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      18,173,982    3,327,598    15,847,593    203,806,887    13,336,607
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $19,335,524   $5,217,958   $20,385,038   $193,431,276   $13,192,844
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               14,202,500    2,512,321    20,915,832    149,195,541    18,854,169
Contract purchase payments                            1,134,592      765,109     1,865,296     13,284,947     2,172,689
Net transfers(1)                                       (291,800)      60,219       470,660    (13,197,211)   (1,482,320)
Transfers for policy loans                              (87,549)     (25,095)     (205,243)    (1,259,610)     (144,892)
Policy charges                                         (392,889)    (107,116)     (524,032)    (6,526,488)     (561,541)
Contract terminations:
    Surrender benefits                                 (765,212)     (93,510)     (996,460)   (10,161,983)     (991,655)
    Death benefits                                       (4,862)          --        (2,465)       (43,566)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     13,794,780    3,111,928    21,523,588    131,291,630    17,846,450
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                                     RVS VP       RVS VP       RVS VP         RVS VP
                                                      RVS VP          CASH         CORE          DIV          DIV EQ
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    BAL           MGMT         BOND         BOND            INC
 OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    $  5,221,278   $  3,099,003   $  7,680   $  5,604,214   $  1,731,048
Net realized gain (loss) on sales of investments      3,519,252             10       (646)       (27,054)       583,150
Distributions from capital gains                     18,541,931             --         --             --     24,364,126
Net change in unrealized appreciation or
  depreciation of investments                        14,252,053             81      1,553        350,245     31,860,500
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    41,534,514      3,099,094      8,587      5,927,405     58,538,824
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           26,037,653     41,929,110    172,678     22,678,775     50,912,219
Net transfers(1)                                    (18,480,350)    (7,493,255)   225,793     28,939,012     81,302,935
Transfers for policy loans                             (929,873)       306,673         --       (710,907)    (3,276,870)
Policy charges                                      (20,666,495)   (11,868,276)   (30,677)    (8,837,877)   (10,714,439)
Contract terminations:
    Surrender benefits                              (23,435,738)    (6,379,723)    (1,141)    (8,873,187)   (14,867,606)
    Death benefits                                     (634,956)       (75,078)        --       (182,568)      (204,738)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (38,109,759)    16,419,451    366,653     33,013,248    103,151,501
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     334,938,704     77,389,715     82,319    144,634,305    264,999,004
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $338,363,459   $ 96,908,260   $457,559   $183,574,958   $426,689,329
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              340,777,538     72,075,812     81,570    111,698,540    179,393,654
Contract purchase payments                           25,432,386     38,362,138    171,164     17,334,221     31,485,167
Net transfers(1)                                    (18,160,716)    (6,805,548)   223,949     22,097,716     50,451,857
Transfers for policy loans                             (928,348)       283,672         --       (542,517)    (2,028,837)
Policy charges                                      (20,176,998)   (10,862,490)   (30,516)    (6,774,615)    (6,626,389)
Contract terminations:
    Surrender benefits                              (22,791,560)    (5,837,609)      (141)    (6,791,764)    (9,152,056)
    Death benefits                                     (562,856)       (70,252)        --       (168,551)      (123,244)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    303,589,446     87,145,723    446,026    136,853,030    243,400,152
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 56    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                   THDL VP        RVS VP      RVS VP GLOBAL                     RVS VP
                                                     EMER         GLOBAL     INFLATION PROT      RVS VP        HI YIELD
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 MKTS          BOND            SEC             GRO           BOND
 OPERATIONS
Investment income (loss) -- net                  $  (248,027)  $   931,212      $ 13,281      $    (23,918)  $ 5,429,276
Net realized gain (loss) on sales of
  investments                                        414,833        (8,457)          223            88,412        91,868
Distributions from capital gains                   6,146,123            --            25                --            --
Net change in unrealized appreciation or
  depreciation of investments                      6,322,717     1,333,681        (9,559)        8,395,933     2,432,664
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 12,635,646     2,256,436         3,970         8,460,427     7,953,808
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                         6,999,820     6,354,083       242,093        13,529,744    13,158,228
Net transfers(1)                                   8,827,439     5,706,023       440,365        20,112,101     7,984,447
Transfers for policy loans                          (577,248)     (262,302)       (5,903)         (864,331)     (456,796)
Policy charges                                    (1,257,421)   (1,327,240)      (19,442)       (2,339,640)   (3,127,330)
Contract terminations:
    Surrender benefits                            (1,752,114)   (1,634,641)       (1,170)       (3,355,410)   (3,404,778)
    Death benefits                                    (7,051)      (18,014)           --           (30,574)      (29,153)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    12,233,425     8,817,909       655,943        27,051,890    14,124,618
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   31,607,200    34,407,690        71,634        66,227,843    73,431,890
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $56,476,271   $45,482,035      $731,547      $101,740,160   $95,510,316
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            19,619,524    24,417,085        69,892       123,244,315    58,224,816
Contract purchase payments                         3,880,074     4,403,358       241,202        24,468,759    10,022,127
Net transfers(1)                                   4,898,077     3,933,123       436,089        36,195,033     6,050,948
Transfers for policy loans                          (319,759)     (181,383)       (5,997)       (1,554,274)     (358,280)
Policy charges                                      (694,376)     (919,320)      (19,246)       (4,232,961)   (2,382,886)
Contract terminations:
    Surrender benefits                              (963,143)   (1,128,032)         (160)       (6,079,751)   (2,580,439)
    Death benefits                                    (3,996)      (12,416)           --           (55,101)      (21,766)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  26,416,401    30,512,415       721,780       171,986,020    68,954,520
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                    RVS VP       THDL VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INC OPP     INTL OPP       LG CAP EQ    LG CAP VAL   MID CAP GRO
 OPERATIONS
Investment income (loss) -- net                    $ 11,894   $  2,371,573   $  1,694,340    $    555    $   (73,374)
Net realized gain (loss) on sales of investments         78      6,643,910     11,104,603         554         21,095
Distributions from capital gains                         37             --             --      10,032        682,323
Net change in unrealized appreciation or
  depreciation of investments                         8,428     39,339,015     62,771,895       9,473     (1,001,724)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    20,437     48,354,498     75,570,838      20,614       (371,680)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          195,991     17,440,495     57,175,649      88,767      2,523,036
Net transfers(1)                                    303,238     (6,199,759)    58,962,620     144,401      7,706,108
Transfers for policy loans                           (1,771)    (1,981,851)    (2,957,143)       (356)      (156,946)
Policy charges                                      (16,313)    (9,890,801)   (33,658,206)    (11,057)      (543,505)
Contract terminations:
    Surrender benefits                               (1,292)   (16,413,571)   (41,706,798)       (416)      (592,441)
    Death benefits                                       --       (101,564)      (656,469)         --         (1,358)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      479,853    (17,147,051)    37,159,653     221,339      8,934,894
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      24,304    218,124,817    511,325,754       8,039      5,299,253
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $524,594   $249,332,264   $624,056,245    $249,992    $13,862,467
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               23,226    265,961,933    676,240,072       7,782      4,302,893
Contract purchase payments                          189,196     19,133,685     72,388,320      79,146      2,104,253
Net transfers(1)                                    293,888     (6,969,502)    73,898,278     130,012      6,044,262
Transfers for policy loans                           (1,741)    (2,163,518)    (3,724,103)       (336)      (130,533)
Policy charges                                      (15,721)   (10,857,289)   (42,628,195)     (9,909)      (455,350)
Contract terminations:
    Surrender benefits                                 (255)   (17,956,715)   (52,728,712)       (311)      (498,758)
    Death benefits                                       --       (110,224)      (721,989)         --         (1,192)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    488,593    247,038,370    722,723,671     206,384     11,365,575
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 58    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                                                               RVS VP
                                                    RVS VP        RVS VP     RVS PTNRS VP      SHORT         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)             MID CAP VAL     S&P 500      SELECT VAL      DURATION     SM CAP ADV
 OPERATIONS
Investment income (loss) -- net                   $    1,472   $   334,460     $    638     $ 1,379,022   $  (291,429)
Net realized gain (loss) on sales of
  investments                                          1,234       839,274          452        (155,364)      513,362
Distributions from capital gains                      20,242       285,690       11,280              --     4,371,948
Net change in unrealized appreciation or
  depreciation of investments                        103,480     6,748,012       (3,724)        162,800    (1,198,983)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    126,428     8,207,436        8,646       1,386,458     3,394,898
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           730,250     7,688,828       41,044       7,358,149     4,445,114
Net transfers(1)                                   1,347,449    (3,312,503)      80,581       1,517,335    (2,233,120)
Transfers for policy loans                              (652)     (504,104)          --        (284,729)     (311,165)
Policy charges                                       (63,253)   (2,005,257)      (3,969)     (3,059,818)   (1,041,831)
Contract terminations:
    Surrender benefits                               (13,019)   (2,859,381)      (7,487)     (2,820,094)   (1,778,807)
    Death benefits                                        --        (5,871)          --        (139,892)           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     2,000,775      (998,288)     110,169       2,570,951      (919,809)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      117,492    58,685,770       10,079      46,517,084    32,162,290
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $2,244,695   $65,894,918     $128,894     $50,474,493   $34,637,379
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               110,840    67,699,407       10,142      39,025,093    23,709,872
Contract purchase payments                           633,908     8,449,406       38,853       6,074,810     3,088,500
Net transfers(1)                                   1,176,012    (3,723,271)      75,490       1,214,180    (1,558,134)
Transfers for policy loans                              (564)     (551,047)          --        (234,341)     (214,148)
Policy charges                                       (54,923)   (2,202,570)      (3,694)     (2,536,488)     (724,317)
Contract terminations:
    Surrender benefits                               (11,606)   (3,119,311)      (7,242)     (2,326,855)   (1,233,218)
    Death benefits                                        --        (6,253)          --        (126,235)           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,853,667    66,546,361      113,549      41,090,164    23,068,555
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                             RVS PTNRS VP   ROYCE MICRO-CAP,     THIRD AVE       WANGER         WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)          SM CAP VAL        INVEST CL           VAL        INTL SM CAP    U.S. SM CO
 OPERATIONS
Investment income (loss) -- net               $   (75,099)    $   (867,858)    $    620,370   $   (527,427)  $ (1,004,286)
Net realized gain (loss) on sales of
  investments                                      76,223        2,326,011        3,744,187        641,081      1,025,408
Distributions from capital gains                1,799,423        6,569,003        6,820,981             --      4,431,377
Net change in unrealized appreciation or
  depreciation of investments                     877,239       13,295,635        9,541,851     39,213,331      5,167,576
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,677,786       21,322,791       20,727,389     39,326,985      9,620,075
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      4,487,419        9,504,495       11,496,030     18,534,418     24,681,160
Net transfers(1)                                  457,693         (375,138)      (1,662,459)    13,885,879      4,954,421
Transfers for policy loans                       (126,852)      (1,329,559)      (1,401,220)    (1,357,867)    (1,308,946)
Policy charges                                   (669,279)      (3,141,224)      (3,891,606)    (3,529,333)    (4,430,115)
Contract terminations:
    Surrender benefits                           (450,042)      (6,253,427)      (7,624,332)    (5,248,030)    (6,095,254)
    Death benefits                                 (1,762)         (79,274)        (219,137)      (143,445)      (102,852)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  3,697,177       (1,674,127)      (3,302,724)    22,141,622     17,698,414
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                12,386,072      107,694,778      142,433,203     98,902,228    129,586,322
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $18,761,035     $127,343,442     $159,857,868   $160,370,835   $156,904,811
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          8,998,422       45,852,354       59,381,128     87,136,920     73,417,434
Contract purchase payments                      2,975,909        3,652,408        4,458,614     13,951,437     13,571,448
Net transfers(1)                                  291,792         (171,578)        (664,944)    10,552,177      2,730,769
Transfers for policy loans                        (83,971)        (509,547)        (544,649)    (1,008,403)      (718,627)
Policy charges                                   (444,006)      (1,206,833)      (1,510,067)    (2,650,300)    (2,437,664)
Contract terminations:
    Surrender benefits                           (300,254)      (2,401,120)      (2,956,512)    (3,931,282)    (3,359,100)
    Death benefits                                 (1,172)         (29,726)         (82,472)      (108,022)       (55,095)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               11,436,720       45,185,958       58,081,098    103,942,527     83,149,165
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 60    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------
                                                          WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     ASSET ALLOC    INTL CORE       OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                           $   63,645   $   11,489   $  (27,008)  $  (29,241)
Net realized gain (loss) on sales of investments              15,093       17,429       44,106       19,291
Distributions from capital gains                              47,231       43,746      324,940       80,028
Net change in unrealized appreciation or depreciation
  of investments                                             350,440      134,212      (10,977)     551,588
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 476,409      206,876      331,061      621,666
-----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 1,247,760      343,295      759,975      942,680
Net transfers(1)                                           1,175,406       26,444      (48,135)   1,355,505
Transfers for policy loans                                   (14,955)      (6,561)     (24,105)     (26,796)
Policy charges                                              (243,490)     (54,866)    (137,962)    (143,980)
Contract terminations:
    Surrender benefits                                       (94,633)     (24,615)    (105,714)     (89,226)
    Death benefits                                            (2,249)          --         (947)      (2,566)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             2,067,839      283,697      443,112    2,035,617
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            2,845,781      902,902    2,685,221    2,108,964
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $5,390,029   $1,393,475   $3,459,394   $4,766,247
-----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     2,353,335      745,533    2,084,002    1,728,908
Contract purchase payments                                   998,830      259,471      566,755      692,059
Net transfers(1)                                             943,142       20,668      (36,249)     983,225
Transfers for policy loans                                   (11,938)      (4,791)     (18,146)     (19,244)
Policy charges                                              (194,505)     (41,397)    (102,894)    (105,572)
Contract terminations:
    Surrender benefits                                       (76,429)     (18,548)     (78,658)     (65,897)
    Death benefits                                            (1,856)          --         (681)      (1,759)
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           4,010,579      960,936    2,414,129    3,211,720
-----------------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life's fixed account.

  (2) For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.

  (3) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.



See accompanying notes to financial statements.




                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    61

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

RiverSource Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Variable Account.

RiverSource(R) Single Premium Variable Life
RiverSource Succession Select(R) Variable Life Insurance

RiverSource(R) Variable Second-To-Die Life Insurance

RiverSource(R) Variable Universal Life
RiverSource(R) Variable Universal Life III
RiverSource(R) Variable Universal Life IV

RiverSource(R) Variable Universal Life IV - Estate Series

RiverSource(R) Single Premium Variable Life Insurance Policy (RVS SPVL)*




   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                     B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                     B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Core Portfolio
CS Sm Cap Core I                   Credit Suisse Trust - Small Cap Core I Portfolio
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                     Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                     Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                     Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                     Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service
                                     Shares
---------------------------------------------------------------------------------------------



 62    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Janus Aspen Lg Cap Gro, Serv       Janus Aspen Series Large Cap Growth Portfolio: Service
                                     Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service
                                     Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                     Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II
                                     Shares(1)
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                     Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RVST RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource(R) Variable Portfolio - Cash Management
                                     Fund
RVS VP Core Bond                   RVST RiverSource(R) Variable Portfolio - Core Bond Fund(2)
RVS VP Div Bond                    RVST RiverSource(R) Variable Portfolio - Diversified Bond
                                     Fund(2)
RVS VP Div Eq Inc                  RVST RiverSource(R) Variable Portfolio - Diversified
                                     Equity Income Fund
THDL VP Emer Mkts                  RVST Threadneedle(R) Variable Portfolio - Emerging Markets
                                     Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - Emerging Markets Fund)
RVS Ptnrs VP Fundamental Val       RVST RiverSource(R) Partners Variable
                                     Portfolio - Fundamental Value Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - Fundamental Value Fund)
RVS VP Global Bond                 RVST RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource(R) Variable Portfolio - Global Inflation
                                     Protected Securities Fund
RVS VP Gro                         RVST RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RVST RiverSource(R) Variable Portfolio - High Yield Bond
                                     Fund
RVS VP Inc Opp                     RVST RiverSource(R) Variable Portfolio - Income
                                     Opportunities Fund
THDL VP Intl Opp                   RVST Threadneedle(R) Variable Portfolio - International
                                     Opportunity Fund
                                     (previously RiverSource(R) Variable
                                     Portfolio - International Opportunity Fund)
RVS VP Lg Cap Eq                   RVST RiverSource(R) Variable Portfolio - Large Cap Equity
                                     Fund
RVS VP Lg Cap Val                  RVST RiverSource(R) Variable Portfolio - Large Cap Value
                                     Fund
RVS VP Mid Cap Gro                 RVST RiverSource(R) Variable Portfolio - Mid Cap Growth
                                     Fund
RVS VP Mid Cap Val                 RVST RiverSource(R) Variable Portfolio - Mid Cap Value
                                     Fund
RVS VP S&P 500                     RVST RiverSource(R) Variable Portfolio - S&P 500 Index
                                     Fund
RVS Ptnrs VP Select Val            RVST RiverSource(R) Partners Variable Portfolio - Select
                                     Value Fund
                                     (previously RiverSource(R) Variable Portfolio - Select
                                     Value Fund)
RVS VP Short Duration              RVST RiverSource(R) Variable Portfolio - Short Duration
                                     U.S. Government Fund
RVS VP Sm Cap Adv                  RVST RiverSource(R) Variable Portfolio - Small Cap
                                     Advantage Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource(R) Partners Variable Portfolio - Small
                                     Cap Value Fund
                                     (previously RiverSource(R) Variable Portfolio - Small
                                     Cap Value Fund)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II
                                     Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap(3)
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies(4)
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------






  (1) Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.


  (2) At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.


  (3) Effective June 1, 2008, the Fund will change its name to Wanger International.


  (4) Effective June 1, 2008, the Fund will change its name to Wanger USA.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the distributor of the variable life insurance policies.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    63

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS


Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

RiverSource Life is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


3. VARIABLE ACCOUNT EXPENSES

RiverSource Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.50% or 0.90% of the average daily net assets of each subaccount depending on the product selected.

RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.


4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.


5. SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by RiverSource Life for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life.


 64    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource Variable Series Trust (RVST) (previously RiverSource(R) Variable Portfolio Funds) funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.530% to 0.350%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.330% to 0.150%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund                     0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.600% to 0.375%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             1.100% to 0.900%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.730% to 0.600%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund                   0.720% to 0.520%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
  Securities Fund                                                           0.440% to 0.250%
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.590% to 0.360%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.610% to 0.380%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.800% to 0.570%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.220% to 0.120%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.780% to 0.650%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                      0.480% to 0.250%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.790% to 0.665%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.970% to 0.870%
--------------------------------------------------------------------------------------------




For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RVST RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:



RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund


RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund


RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund


RVST RiverSource(R) Variable Portfolio - Growth Fund


RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund


RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund


RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund


RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund


RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund


RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund


RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund


RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund


The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    65

The following RVST funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund                     0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.060% to 0.030%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund                   0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected
  Securities Fund                                                           0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.070% to 0.040%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.060% to 0.030%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                      0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.080% to 0.050%
--------------------------------------------------------------------------------------------



The RVST funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.


In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.


7.  INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2007 were as follows:



SUBACCOUNT                       FUND                                                 PURCHASES
-------------------------------------------------------------------------------------------------
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                               $ 6,078,753
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                 2,140,889
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares     4,406,689
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                 2,031,885
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares             4,424,307
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                  453,798
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares        574,874
                                 AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II          Shares                                                 8,756,306
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                450,126
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                              6,063,272
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                   26,281,038
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                                418,515
AC VP Intl, Cl I                 American Century VP International, Class I             5,136,103
AC VP Intl, Cl II                American Century VP International, Class II            2,561,451
AC VP Val, Cl I                  American Century VP Value, Class I                    21,759,162
AC VP Val, Cl II                 American Century VP Value, Class II                    8,093,500
                                 Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal            Portfolio                                              2,360,507
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B     1,400,872
                                 Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return              Portfolio                                                906,792
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio             353,843
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio         600,561
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund               6,021,954
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2      2,224,322
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                               39,624,155
-------------------------------------------------------------------------------------------------



 66    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                       FUND                                                 PURCHASES
-------------------------------------------------------------------------------------------------
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                $14,831,958
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2     Class 2                                                6,657,391
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class       30,108,419
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2     21,737,021
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class      11,326,074
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2     4,866,776
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                        21,863,617
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                        11,602,383
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2         8,466,787
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2     7,705,055
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                           48,753,499
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                            1,589,428
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                           15,758,273
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                         2,681,384
                                 Janus Aspen Series International Growth Portfolio:
Janus Aspen Intl Gro, Serv       Service Shares                                        29,738,976
                                 Janus Aspen Series Large Cap Growth Portfolio:
Janus Aspen Lg Cap Gro, Serv     Service Shares                                        20,687,701
                                 Janus Aspen Series Mid Cap Growth Portfolio:
Janus Aspen Mid Cap Gro, Serv    Service Shares                                         4,032,164
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                            13,479,961
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                  2,601,500
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class            3,111,437
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                6,153,680
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                 1,910,200
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                 2,024,947
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    32,071,863
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class    18,827,691
                                 Pioneer Equity Income VCT Portfolio - Class II
Pioneer Eq Inc VCT, Cl II        Shares                                                 4,985,811
                                 Pioneer International Value VCT Portfolio - Class
Pioneer Intl Val VCT, Cl II      II Shares                                                406,695
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares         685,160
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares            4,270,162
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                 2,174,091
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                 1,787,338
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares     1,331,054
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                   437,411
                                 RVST RiverSource(R) Variable Portfolio - Balanced
RVS VP Bal                       Fund                                                  20,839,813
                                 RVST RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                       39,960,832
                                 RVST RiverSource(R) Variable Portfolio - Core Bond
RVS VP Core Bond                 Fund                                                   1,239,920
                                 RVST RiverSource(R) Variable
RVS VP Div Bond                  Portfolio - Diversified Bond Fund                     86,236,476
                                 RVST RiverSource(R) Variable
RVS VP Div Eq Inc                Portfolio - Diversified Equity Income Fund            62,619,248
                                 RVST Threadneedle(R) Variable Portfolio - Emerging
THDL VP Emer Mkts                Markets Fund                                          18,107,104
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Fundamental Val     Portfolio - Fundamental Value Fund                    14,531,852
                                 RVST RiverSource(R) Variable Portfolio - Global
RVS VP Global Bond               Bond Fund                                             27,427,623
RVS VP Global Inflation Prot     RVST RiverSource(R) Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                   11,917,020
                                 RVST RiverSource(R) Variable Portfolio - Growth
RVS VP Gro                       Fund                                                  28,665,794
                                 RVST RiverSource(R) Variable Portfolio - High
RVS VP Hi Yield Bond             Yield Bond Fund                                       19,706,613
                                 RVST RiverSource(R) Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                    11,040,100
                                 RVST Threadneedle(R) Variable
THDL VP Intl Opp                 Portfolio - International Opportunity Fund             5,255,789
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                           16,953,539
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Val                Value Fund                                               440,750
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro               Growth Fund                                            2,148,342
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Val               Value Fund                                             3,625,091
                                 RVST RiverSource(R) Variable Portfolio - S&P 500
RVS VP S&P 500                   Index Fund                                             6,364,019
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Select Val          Portfolio - Select Value Fund                            250,883
                                 RVST RiverSource(R) Variable Portfolio - Short
RVS VP Short Duration            Duration U.S. Government Fund                         10,084,779
                                 RVST RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Adv                Advantage Fund                                         2,906,112
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Sm Cap Val          Portfolio - Small Cap Value Fund                      16,038,814
                                 Royce Capital Fund - Micro-Cap Portfolio,
Royce Micro-Cap, Invest Cl       Investment Class                                      14,324,603
Third Ave Val                    Third Avenue Value Portfolio                          15,123,330
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                            12,117,665
                                 Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II  II Shares                                              4,546,941
                                 Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II      Shares                                                   947,612
Wanger Intl Sm Cap               Wanger International Small Cap                        30,304,936
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                         15,704,136
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund         1,794,821
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund         593,695
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund              1,084,019
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund         4,014,798
-------------------------------------------------------------------------------------------------






                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    67

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2007:


                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             0.86              1.38              1.51              1.59              1.96
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM VI            AIM VI            AIM VI            AB VPS
                                              AIM VI DYN,        FIN SERV,         INTL GRO,           TECH,          GRO & INC,
PRICE LEVEL                                      SER I             SER I            SER II             SER I             CL B
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.69              1.08              1.04              1.21              1.41
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                               INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
PRICE LEVEL                                      CL B              CL B              CL I              CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             2.37              1.06              1.15              1.84              1.67
-----------------------------------------------------------------------------------------------------------------------------------

                                                  AC              CALVERT             COL                                 CS
                                                VP VAL,          VS SOCIAL         HI YIELD,            CS              MID-CAP
PRICE LEVEL                                      CL II              BAL             VS CL B      COMMODITY RETURN        CORE
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.42              1.14              1.08              1.12              1.07
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS               EV VT             EG VA            FID VIP           FID VIP
                                                SM CAP         FLOATING-RATE    FUNDAMENTAL LG      CONTRAFUND,       GRO & INC,
PRICE LEVEL                                     CORE I              INC            CAP, CL 2         SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.22              0.98              1.30              1.08              1.26
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.50              2.56              2.15              1.39              1.95
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            GS VIT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES     TEMP FOR SEC,     MID CAP VAL,
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2           CL 2              INST
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             2.32              2.24              1.51              1.68              2.63
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                              STRUCTD SM       STRUCTD U.S.         GLOBAL             INTL             LG CAP
PRICE LEVEL                                  CAP EQ, INST        EQ, INST         TECH, SERV         GRO, SERV         GRO, SERV
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.43              1.03              0.54              1.76              1.04
-----------------------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN                             MFS               MFS               MFS
                                                MID CAP        LAZARD RETIRE    INV GRO STOCK,       NEW DIS,         UTILITIES,
PRICE LEVEL                                    GRO, SERV       INTL EQ, SERV        SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             0.77              1.36              0.78              1.01              2.90
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PIMCO VIT
                                                 OPPEN             OPPEN             OPPEN          ALI ASSET,      PIONEER EQ INC
                                            GLOBAL SEC VA,      MAIN ST SM         STRATEGIC          ADVISOR            VCT,
PRICE LEVEL                                      SERV          CAP VA, SERV      BOND VA, SERV          CL               CL II
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.32              1.17              1.15              1.05              1.46
-----------------------------------------------------------------------------------------------------------------------------------


                                                                  PUT VT
                                             PIONEER INTL          HLTH             PUT VT            PUT VT            PUT VT
                                               VAL VCT,          SCIENCES,         HI YIELD,         INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                      CL II             CL IB             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.13              1.21              1.43              1.80              1.06
-----------------------------------------------------------------------------------------------------------------------------------




 68    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                PUT VT            PUT VT
                                               NEW OPP,           VISTA,            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                      CL IA             CL IB              BAL            CASH MGMT         CORE BOND
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $1.29             $1.10             $  --
0.90%                                             1.55              0.76              1.12              1.16              1.07
-----------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP            RVS VP            THDL VP        RVS PTNRS VP         RVS VP
PRICE LEVEL                                    DIV BOND         DIV EQ INC         EMER MKTS      FUNDAMENTAL VAL     GLOBAL BOND
                                           ----------------------------------------------------------------------------------------
0.65%                                            $1.14             $  --             $  --             $  --             $  --
0.90%                                             1.40              1.88              2.93              0.97              1.59
-----------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP GLOBAL                          RVS VP
                                            INFLATION PROT        RVS VP           HI YIELD           RVS VP            THDL VP
PRICE LEVEL                                       SEC               GRO              BOND             INC OPP          INTL OPP
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.08              0.60              1.40              1.09              1.13
-----------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                    LG CAP EQ        LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                           ----------------------------------------------------------------------------------------
0.65%                                            $1.31             $  --             $  --             $  --             $  --
0.90%                                             0.88              1.19              1.37              1.32              1.03
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                         ROYCE
                                             RVS PTNRS VP         RVS VP            RVS VP         RVS PTNRS VP       MICRO-CAP,
PRICE LEVEL                                   SELECT VAL      SHORT DURATION      SM CAP ADV        SM CAP VAL         INVEST CL
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $1.09             $  --             $  --             $  --
0.90%                                             1.19              1.29              1.43              1.55              2.90
-----------------------------------------------------------------------------------------------------------------------------------


                                                                 VANK LIT          VANK UIF          VANK UIF           WANGER
                                               THIRD AVE         COMSTOCK,     GLOBAL REAL EST,    MID CAP GRO,          INTL
PRICE LEVEL                                       VAL              CL II             CL II             CL II            SM CAP
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             2.60              0.91              0.87              1.09              1.78
-----------------------------------------------------------------------------------------------------------------------------------


                                                WANGER           WF ADV VT         WF ADV VT         WF ADV VT         WF ADV VT
PRICE LEVEL                                   U.S. SM CO        ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.65%                                            $  --             $  --             $  --             $  --             $  --
0.90%                                             1.97              1.43              1.62              1.51              1.67
-----------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    69

The following is a summary of units outstanding at Dec. 31, 2007:




                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          39,832,542        10,869,082        12,672,196        4,150,229        137,964,334
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          39,832,542        10,869,082        12,672,196        4,150,229        137,964,334
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AB VPS
                                                 DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
PRICE LEVEL                                      SER I             SER I            SER II             SER I             CL B
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                             772,300           936,569         8,430,976        1,370,369         17,279,848
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             772,300           936,569         8,430,976        1,370,369         17,279,848
-----------------------------------------------------------------------------------------------------------------------------------


                                                AB VPS            AB VPS
                                               INTL VAL,        LG CAP GRO,          AC VP             AC VP             AC VP
PRICE LEVEL                                      CL B              CL B           INTL, CL I        INTL, CL II        VAL, CL I
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          33,666,923           370,082        42,294,713        7,424,560         76,952,975
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          33,666,923           370,082        42,294,713        7,424,560         76,952,975
-----------------------------------------------------------------------------------------------------------------------------------


                                                                CALVERT VS            COL               CS                CS
                                                 AC VP            SOCIAL           HI YIELD,         COMMODITY          MID-CAP
PRICE LEVEL                                   VAL, CL II            BAL             VS CL B           RETURN             CORE
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          19,461,350         9,295,029         1,802,129          826,615          3,275,122
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          19,461,350         9,295,029         1,802,129          826,615          3,275,122
-----------------------------------------------------------------------------------------------------------------------------------


                                                  CS               EV VT             EG VA            FID VIP           FID VIP
                                                SM CAP         FLOATING-RATE      FUNDAMENTAL       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                     CORE I              INC          LG CAP, CL 2        SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          13,020,900         6,045,306         4,801,901       30,597,893        105,488,848
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          13,020,900         6,045,306         4,801,901       30,597,893        105,488,848
-----------------------------------------------------------------------------------------------------------------------------------


                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          27,134,655       109,304,368        46,273,969       51,557,769         12,231,416
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          27,134,655       109,304,368        46,273,969       51,557,769         12,231,416
-----------------------------------------------------------------------------------------------------------------------------------


                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            GS VIT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES       TEMP FOR        MID CAP VAL,
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2         SEC, CL 2           INST
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          44,220,789        27,554,908        14,489,356       50,844,233         77,828,223
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          44,220,789        27,554,908        14,489,356       50,844,233         77,828,223
-----------------------------------------------------------------------------------------------------------------------------------


                                                GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                              STRUCTD SM       STRUCTD U.S.         GLOBAL           INTL GRO,          LG CAP
PRICE LEVEL                                  CAP EQ, INST        EQ, INST         TECH, SERV           SERV            GRO, SERV
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                           6,367,765        90,954,761        26,110,026       90,519,266         20,250,740
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           6,367,765        90,954,761        26,110,026       90,519,266         20,250,740
-----------------------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN         LAZARD            MFS INV             MFS               MFS
                                                MID CAP         RETIRE INTL       GRO STOCK,         NEW DIS,         UTILITIES,
PRICE LEVEL                                    GRO, SERV         EQ, SERV           SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          23,594,297        41,500,616        52,721,444       25,700,863          5,320,969
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          23,594,297        41,500,616        52,721,444       25,700,863          5,320,969
-----------------------------------------------------------------------------------------------------------------------------------




 70    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                 OPPEN             OPPEN             OPPEN           PIMCO VIT          PIONEER
                                              GLOBAL SEC        MAIN ST SM         STRATEGIC        ALL ASSET,        EQ INC VCT,
PRICE LEVEL                                    VA, SERV        CAP VA, SERV      BOND VA, SERV      ADVISOR CL           CL II
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                           2,596,746         2,737,841        33,282,456       17,574,825          6,442,712
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           2,596,746         2,737,841        33,282,456       17,574,825          6,442,712
-----------------------------------------------------------------------------------------------------------------------------------


                                                PIONEER           PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL VAL       HLTH SCIENCES,       HI YIELD,         INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                   VCT, CL II           CL IB             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                             890,302         2,265,408        14,449,391        3,246,299         20,815,068
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             890,302         2,265,408        14,449,391        3,246,299         20,815,068
-----------------------------------------------------------------------------------------------------------------------------------


                                                PUT VT            PUT VT
                                               NEW OPP,           VISTA,            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                      CL IA             CL IB              BAL            CASH MGMT         CORE BOND
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --         9,879,917          836,271                 --
0.90%                                         112,779,883        15,215,879       267,819,130       97,627,609          1,368,138
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         112,779,883        15,215,879       277,699,047       98,463,880          1,368,138
-----------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP            RVS VP            THDL VP        RVS PTNRS VP         RVS VP
PRICE LEVEL                                    DIV BOND         DIV EQ INC         EMER MKTS      FUNDAMENTAL VAL     GLOBAL BOND
                                           ----------------------------------------------------------------------------------------
0.65%                                           2,026,515                --                --               --                 --
0.90%                                         189,483,820       267,421,866        31,068,453       15,003,897         46,890,471
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         191,510,335       267,421,866        31,068,453       15,003,897         46,890,471
-----------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP GLOBAL
                                               INFLATION          RVS VP            RVS VP            RVS VP            THDL VP
PRICE LEVEL                                    PROT SEC             GRO          HI YIELD BOND        INC OPP          INTL OPP
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          12,081,742       215,183,503        69,117,566       10,553,666        222,331,737
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          12,081,742       215,183,503        69,117,566       10,553,666        222,331,737
-----------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                    LG CAP EQ        LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                           ----------------------------------------------------------------------------------------
0.65%                                           3,289,491                --                --               --                 --
0.90%                                         627,926,586           429,785        11,572,211        4,302,586         65,036,335
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         631,216,077           429,785        11,572,211        4,302,586         65,036,335
-----------------------------------------------------------------------------------------------------------------------------------


                                             RVS PTNRS VP         RVS VP                             RVS PTNRS           ROYCE
                                                SELECT             SHORT            RVS VP           VP SM CAP        MICRO-CAP,
PRICE LEVEL                                       VAL            DURATION         SM CAP ADV            VAL            INVEST CL
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --         1,117,510                --               --                 --
0.90%                                             215,232        42,113,177        19,239,781       20,614,188         41,807,487
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             215,232        43,230,687        19,239,781       20,614,188         41,807,487
-----------------------------------------------------------------------------------------------------------------------------------


                                                                   VANK              VANK              VANK
                                               THIRD AVE       LIT COMSTOCK,      UIF GLOBAL        UIF MID CAP         WANGER
PRICE LEVEL                                       VAL              CL II        REAL EST, CL II     GRO, CL II        INTL SM CAP
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          51,179,962        12,703,942         4,908,104          867,425        110,580,475
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          51,179,962        12,703,942         4,908,104          867,425        110,580,475
-----------------------------------------------------------------------------------------------------------------------------------


                                                                 WF ADV VT
                                                WANGER             ASSET           WF ADV VT         WF ADV VT         WF ADV VT
PRICE LEVEL                                   U.S. SM CO           ALLOC           INTL CORE            OPP           SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.65%                                                  --                --                --               --                 --
0.90%                                          80,676,813         4,473,305         1,142,653        2,302,533          4,797,987
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          80,676,813         4,473,305         1,142,653        2,302,533          4,797,987
-----------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    71

The following is a summary of net assets at Dec. 31, 2007:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                          34,066,394        14,961,623        19,073,304         6,608,068       270,462,968
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 34,066,394      $ 14,961,623      $ 19,073,304      $  6,608,068      $270,462,968
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AB VPS
                                                 DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
PRICE LEVEL                                      SER I             SER I            SER II             SER I             CL B
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                           1,303,537         1,011,504         8,747,965         1,664,737        24,351,715
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  1,303,537      $  1,011,504      $  8,747,965      $  1,664,737      $ 24,351,715
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                               INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
PRICE LEVEL                                      CL B              CL B              CL I              CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                          79,845,055           393,838        48,544,717        13,660,490       128,211,977
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 79,845,055      $    393,838      $ 48,544,717      $ 13,660,490      $128,211,977
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP          CALVERT VS            COL               CS                CS
                                                 VAL,             SOCIAL           HI YIELD,         COMMODITY          MID-CAP
PRICE LEVEL                                      CL II              BAL             VS CL B           RETURN             CORE
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                          27,683,595        10,574,639         1,945,346           928,298         3,514,184
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 27,683,595      $ 10,574,639      $  1,945,346      $    928,298      $  3,514,184
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS               EV VT             EG VA            FID VIP           FID VIP
                                                SM CAP         FLOATING-RATE      FUNDAMENTAL       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                     CORE I              INC          LG CAP, CL 2        SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                          15,861,477         5,934,507         6,259,113        33,100,348       132,610,874
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 15,861,477      $  5,934,507      $  6,259,113      $ 33,100,348      $132,610,874
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                          40,784,134       279,439,140        99,593,999        71,597,923        23,795,390
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 40,784,134      $279,439,140      $ 99,593,999      $ 71,597,923      $ 23,795,390
-----------------------------------------------------------------------------------------------------------------------------------


                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL        FTVIPT            GS VIT
                                              GLOBAL REAL       SM CAP VAL,       SHARES SEC,        TEMP FOR           MID CAP
PRICE LEVEL                                    EST, CL 2           CL 2              CL 2            SEC, CL 2         VAL, INST
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                         102,556,769        61,594,543        21,880,075        85,415,761       204,428,353
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $102,556,769      $ 61,594,543      $ 21,880,075      $ 85,415,761      $204,428,353
-----------------------------------------------------------------------------------------------------------------------------------


                                                GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                            STRUCTD SM CAP        STRUCTD        GLOBAL TECH,        INTL GRO,        LG CAP GRO,
PRICE LEVEL                                    EQ, INST        U.S. EQ, INST         SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                           9,117,285        93,726,848        14,074,330       159,690,676        21,046,788
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  9,117,285      $ 93,726,848      $ 14,074,330      $159,690,676      $ 21,046,788
-----------------------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN         LAZARD              MFS               MFS               MFS
                                             MID CAP GRO,       RETIRE INTL         INV GRO          NEW DIS,         UTILITIES,
PRICE LEVEL                                      SERV            EQ, SERV       STOCK, SERV CL        SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                          18,138,721        56,400,225        41,198,365        25,899,938        15,438,388
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 18,138,721      $ 56,400,225      $ 41,198,365      $ 25,899,938      $ 15,438,388
-----------------------------------------------------------------------------------------------------------------------------------




 72    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                 OPPEN             OPPEN             OPPEN             PIMCO            PIONEER
                                              GLOBAL SEC        MAIN ST SM      STRATEGIC BOND    VIT ALL ASSET,        EQ INC
PRICE LEVEL                                    VA, SERV        CAP VA, SERV        VA, SERV         ADVISOR CL        VCT, CL II
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                           3,437,196         3,213,669        38,429,340        18,492,379         9,386,734
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  3,437,196      $  3,213,669      $ 38,429,340      $ 18,492,379      $  9,386,734
-----------------------------------------------------------------------------------------------------------------------------------


                                                PIONEER           PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL VAL            HLTH            HI YIELD,         INTL EQ,          INTL NEW
PRICE LEVEL                                   VCT, CL II      SCIENCES, CL IB        CL IB             CL IB          OPP, CL IB
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                           1,006,045         2,734,514        20,630,206         5,845,302        22,118,477
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  1,006,045      $  2,734,514      $ 20,630,206      $  5,845,302      $ 22,118,477
-----------------------------------------------------------------------------------------------------------------------------------


                                                PUT VT            PUT VT                              RVS VP            RVS VP
                                               NEW OPP,          VISTA, CL          RVS VP             CASH              CORE
PRICE LEVEL                                      CL IA              IB                BAL              MGMT              BOND
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $ 12,696,286      $    923,501      $         --
0.90%                                         174,571,846        11,572,237       299,366,087       112,843,140         1,465,125
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $174,571,846      $ 11,572,237      $312,062,373      $113,766,641      $  1,465,125
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                   RVS PTNRS VP
                                                RVS VP            RVS VP            THDL VP         FUNDAMENTAL         RVS VP
PRICE LEVEL                                    DIV BOND         DIV EQ INC         EMER MKTS            VAL           GLOBAL BOND
                                           ----------------------------------------------------------------------------------------
0.65%                                        $  2,303,445      $         --      $         --      $         --      $         --
0.90%                                         265,767,088       501,850,751        90,908,238        14,559,955        74,558,861
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $268,070,533      $501,850,751      $ 90,908,238      $ 14,559,955      $ 74,558,861
-----------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP
                                           GLOBAL INFLATION                         RVS VP            RVS VP            THDL VP
PRICE LEVEL                                    PROT SEC         RVS VP GRO       HI YIELD BOND        INC OPP          INTL OPP
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                          13,098,242       130,021,368        96,633,920        11,525,124       250,571,895
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 13,098,242      $130,021,368      $ 96,633,920      $ 11,525,124      $250,571,895
-----------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                    LG CAP EQ        LG CAP VAL        MID CAP GRO       MID CAP VAL         S&P 500
                                           ----------------------------------------------------------------------------------------
0.65%                                        $  4,324,738      $         --      $         --      $         --      $         --
0.90%                                         551,731,621           513,567        15,909,677         5,697,883        67,021,489
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $556,056,359      $    513,567      $ 15,909,677      $  5,697,883      $ 67,021,489
-----------------------------------------------------------------------------------------------------------------------------------


                                               RVS PTNRS          RVS VP            RVS VP         RVS PTNRS VP    ROYCE MICRO-CAP,
PRICE LEVEL                                  VP SELECT VAL    SHORT DURATION      SM CAP ADV        SM CAP VAL         INVEST CL
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $  1,223,552      $         --      $         --      $         --
0.90%                                             256,728        54,298,442        27,429,869        31,869,782       121,404,027
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $    256,728      $ 55,521,994      $ 27,429,869      $ 31,869,782      $121,404,027
-----------------------------------------------------------------------------------------------------------------------------------


                                                                 VANK LIT          VANK UIF          VANK UIF
                                               THIRD AVE         COMSTOCK,     GLOBAL REAL EST,    MID CAP GRO,         WANGER
PRICE LEVEL                                       VAL              CL II             CL II             CL II          INTL SM CAP
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                         132,885,840        11,606,327         4,264,928           942,134       196,656,455
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $132,885,840      $ 11,606,327      $  4,264,928      $    942,134      $196,656,455
-----------------------------------------------------------------------------------------------------------------------------------


                                                WANGER           WF ADV VT         WF ADV VT          WF ADV           WF ADV VT
PRICE LEVEL                                   U.S. SM CO        ASSET ALLOC        INTL CORE          VT OPP          SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.65%                                        $         --      $         --      $         --      $         --      $         --
0.90%                                         158,998,401         6,410,540         1,850,291         3,486,728         8,030,043
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $158,998,401      $  6,410,540      $  1,850,291      $  3,486,728      $  8,030,043
-----------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    73

9.  FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2007 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.



                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2007                   39,833       $0.86  to  $0.86       $34,066            --      0.90%   to  0.90%   11.00%    to   11.00%
2006                   37,569       $0.77  to  $0.77       $28,946         0.06%      0.90%   to  0.90%    5.35%    to    5.35%
2005                   31,304       $0.73  to  $0.73       $22,894         0.07%      0.90%   to  0.90%    7.86%    to    7.86%
2004                   24,807       $0.68  to  $0.68       $16,820            --      0.90%   to  0.90%    5.67%    to    5.67%
2003                   16,294       $0.64  to  $0.64       $10,455            --      0.90%   to  0.90%   28.00%    to   28.00%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2007                   10,869       $1.38  to  $1.38       $14,962            --      0.90%   to  0.90%   10.73%    to   10.73%
2006                   10,896       $1.24  to  $1.24       $13,545            --      0.90%   to  0.90%    5.11%    to    5.11%
2005                   6,402        $1.18  to  $1.18        $7,573            --      0.90%   to  0.90%    7.61%    to    7.61%
2004                   3,292        $1.10  to  $1.10        $3,619            --      0.90%   to  0.90%    5.38%    to    5.38%
2003                   673          $1.04  to  $1.04          $702            --      0.90%   to  0.90%   28.40%    to   28.40%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2007                   12,672       $1.51  to  $1.51       $19,073            --      0.90%   to  0.90%    9.85%    to    9.85%
2006                   12,065       $1.37  to  $1.37       $16,531            --      0.90%   to  0.90%   15.48%    to   15.48%
2005                   11,370       $1.19  to  $1.19       $13,491            --      0.90%   to  0.90%    8.63%    to    8.63%
2004                   11,772       $1.09  to  $1.09       $12,859            --      0.90%   to  0.90%   14.46%    to   14.46%
2003                   9,204        $0.95  to  $0.95        $8,783            --      0.90%   to  0.90%   33.80%    to   33.80%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2007                   4,150        $1.59  to  $1.59        $6,608            --      0.90%   to  0.90%    9.55%    to    9.55%
2006                   3,790        $1.45  to  $1.45        $5,508            --      0.90%   to  0.90%   15.22%    to   15.22%
2005                   2,530        $1.26  to  $1.26        $3,191            --      0.90%   to  0.90%    8.29%    to    8.29%
2004                   1,269        $1.16  to  $1.16        $1,478            --      0.90%   to  0.90%   14.24%    to   14.24%
2003                   226          $1.02  to  $1.02          $230            --      0.90%   to  0.90%   34.21%    to   34.21%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2007                   137,964      $1.96  to  $1.96      $270,463         1.07%      0.90%   to  0.90%    7.14%    to    7.14%
2006                   156,091      $1.83  to  $1.83      $285,600         0.55%      0.90%   to  0.90%   15.66%    to   15.66%
2005                   179,118      $1.58  to  $1.58      $283,360         1.44%      0.90%   to  0.90%    4.37%    to    4.37%
2004                   208,156      $1.52  to  $1.52      $315,508         0.96%      0.90%   to  0.90%    7.99%    to    7.99%
2003                   230,404      $1.40  to  $1.40      $323,384         1.01%      0.90%   to  0.90%   22.81%    to   22.81%
------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2007                   772          $1.69  to  $1.69        $1,304            --      0.90%   to  0.90%   11.18%    to   11.18%
2006                   694          $1.52  to  $1.52        $1,054            --      0.90%   to  0.90%   15.08%    to   15.08%
2005                   544          $1.32  to  $1.32          $717            --      0.90%   to  0.90%    9.73%    to    9.73%
2004                   387          $1.20  to  $1.20          $465            --      0.90%   to  0.90%   12.32%    to   12.32%
2003                   169          $1.07  to  $1.07          $180            --      0.90%   to  0.90%   37.18%    to   37.18%
------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2007                   937          $1.08  to  $1.08        $1,012         1.51%      0.90%   to  0.90%  (22.92%)   to  (22.92%)
2006                   865          $1.40  to  $1.40        $1,211         2.01%      0.90%   to  0.90%   15.40%    to   15.40%
2005                   574          $1.21  to  $1.21          $697         1.64%      0.90%   to  0.90%    4.96%    to    4.96%
2004                   393          $1.16  to  $1.16          $455         1.11%      0.90%   to  0.90%    7.70%    to    7.70%
2003                   137          $1.07  to  $1.07          $147         1.11%      0.90%   to  0.90%    7.00%    to    7.00%
------------------------------------------------------------------------------------------------------------------------------


 74    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2007                   8,431        $1.04  to  $1.04        $8,748         1.19%      0.90%   to  0.90%    3.35%(9) to    3.35%(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2007                   1,370        $1.21  to  $1.21        $1,665            --      0.90%   to  0.90%    6.73%    to    6.73%
2006                   1,257        $1.14  to  $1.14        $1,431            --      0.90%   to  0.90%    9.49%    to    9.49%
2005                   904          $1.04  to  $1.04          $939            --      0.90%   to  0.90%    1.26%    to    1.26%
2004                   666          $1.03  to  $1.03          $684            --      0.90%   to  0.90%    3.70%    to    3.70%
2003                   237          $0.99  to  $0.99          $235            --      0.90%   to  0.90%   43.48%    to   43.48%
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2007                   17,280       $1.41  to  $1.41       $24,352         1.25%      0.90%   to  0.90%    3.92%    to    3.92%
2006                   16,679       $1.36  to  $1.36       $22,618         1.12%      0.90%   to  0.90%   15.94%    to   15.94%
2005                   11,479       $1.17  to  $1.17       $13,427         1.21%      0.90%   to  0.90%    3.66%    to    3.66%
2004                   5,592        $1.13  to  $1.13        $6,311         0.66%      0.90%   to  0.90%   10.22%    to   10.22%
2003                   1,518        $1.02  to  $1.02        $1,554         0.48%      0.90%   to  0.90%   30.77%    to   30.77%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2007                   33,667       $2.37  to  $2.37       $79,845         1.03%      0.90%   to  0.90%    4.63%    to    4.63%
2006                   24,131       $2.27  to  $2.27       $54,695         1.20%      0.90%   to  0.90%   33.91%    to   33.91%
2005                   13,591       $1.69  to  $1.69       $23,005         0.46%      0.90%   to  0.90%   15.48%    to   15.48%
2004                   5,345        $1.47  to  $1.47        $7,834         0.37%      0.90%   to  0.90%   23.77%    to   23.77%
2003                   1,411        $1.18  to  $1.18        $1,671         0.17%      0.90%   to  0.90%   42.17%    to   42.17%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2007                   370          $1.06  to  $1.06          $394            --      0.90%   to  0.90%    6.50%(9) to    6.50%(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2007                   42,295       $1.15  to  $1.15       $48,545         0.65%      0.90%   to  0.90%   16.99%    to   16.99%
2006                   40,453       $0.98  to  $0.98       $39,686         1.52%      0.90%   to  0.90%   23.91%    to   23.91%
2005                   37,106       $0.79  to  $0.79       $29,378         1.10%      0.90%   to  0.90%   12.24%    to   12.24%
2004                   33,765       $0.71  to  $0.71       $23,818         0.52%      0.90%   to  0.90%   13.89%    to   13.89%
2003                   29,187       $0.62  to  $0.62       $18,077         0.67%      0.90%   to  0.90%   24.00%    to   24.00%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2007                   7,425        $1.84  to  $1.84       $13,660         0.51%      0.90%   to  0.90%   16.86%    to   16.86%
2006                   6,707        $1.57  to  $1.57       $10,560         1.26%      0.90%   to  0.90%   23.63%    to   23.63%
2005                   4,672        $1.27  to  $1.27        $5,950         0.83%      0.90%   to  0.90%   12.10%    to   12.10%
2004                   2,749        $1.14  to  $1.14        $3,123         0.22%      0.90%   to  0.90%   13.75%    to   13.75%
2003                   725          $1.00  to  $1.00          $724         0.15%      0.90%   to  0.90%   23.46%    to   23.46%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2007                   76,953       $1.67  to  $1.67      $128,212         1.54%      0.90%   to  0.90%   (5.99%)   to   (5.99%)
2006                   78,931       $1.77  to  $1.77      $139,893         1.37%      0.90%   to  0.90%   17.59%    to   17.59%
2005                   81,803       $1.51  to  $1.51      $123,293         0.83%      0.90%   to  0.90%    4.09%    to    4.09%
2004                   73,576       $1.45  to  $1.45      $106,533         0.96%      0.90%   to  0.90%   13.31%    to   13.31%
2003                   65,557       $1.28  to  $1.28       $83,773         1.00%      0.90%   to  0.90%   28.00%    to   28.00%
------------------------------------------------------------------------------------------------------------------------------


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    75

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2007                   19,461       $1.42  to  $1.42       $27,684         1.38%      0.90%   to  0.90%   (6.16%)   to   (6.16%)
2006                   18,973       $1.52  to  $1.52       $28,760         1.08%      0.90%   to  0.90%   17.40%    to   17.40%
2005                   13,803       $1.29  to  $1.29       $17,821         0.57%      0.90%   to  0.90%    3.92%    to    3.92%
2004                   7,470        $1.24  to  $1.24        $9,282         0.57%      0.90%   to  0.90%   13.15%    to   13.15%
2003                   2,320        $1.10  to  $1.10        $2,548         0.34%      0.90%   to  0.90%   27.91%    to   27.91%
------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2007                   9,295        $1.14  to  $1.14       $10,575         2.45%      0.90%   to  0.90%    1.83%    to    1.83%
2006                   9,149        $1.12  to  $1.12       $10,221         2.45%      0.90%   to  0.90%    7.80%    to    7.80%
2005                   8,000        $1.04  to  $1.04        $8,291         2.04%      0.90%   to  0.90%    4.71%    to    4.71%
2004                   6,330        $0.99  to  $0.99        $6,266         2.03%      0.90%   to  0.90%    7.29%    to    7.29%
2003                   4,376        $0.92  to  $0.92        $4,037         2.39%      0.90%   to  0.90%   17.95%    to   17.95%
------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2007                   1,802        $1.08  to  $1.08        $1,945         5.70%      0.90%   to  0.90%    0.78%    to    0.78%
2006                   786          $1.07  to  $1.07          $842         3.50%      0.90%   to  0.90%    7.11%(7) to    7.11%(7)
2005                   --             --          --            --            --      --      --     --      --
2004                   --             --          --            --            --      --      --     --      --
2003                   --             --          --            --            --      --      --     --      --
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2007                   827          $1.12  to  $1.12          $928         9.23%      0.90%   to  0.90%   10.66%(9) to   10.66%(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2007                   3,275        $1.07  to  $1.07        $3,514            --      0.90%   to  0.90%   10.68%    to   10.68%
2006                   3,630        $0.97  to  $0.97        $3,519            --      0.90%   to  0.90%    0.98%    to    0.98%
2005                   4,219        $0.96  to  $0.96        $4,051            --      0.90%   to  0.90%    6.02%    to    6.02%
2004                   4,636        $0.91  to  $0.91        $4,200            --      0.90%   to  0.90%   12.11%    to   12.11%
2003                   3,829        $0.81  to  $0.81        $3,093            --      0.90%   to  0.90%   42.11%    to   42.11%
------------------------------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2007                   13,021       $1.22  to  $1.22       $15,861            --      0.90%   to  0.90%   (1.73%)   to   (1.73%)
2006                   15,010       $1.24  to  $1.24       $18,606            --      0.90%   to  0.90%    3.83%    to    3.83%
2005                   17,235       $1.19  to  $1.19       $20,576            --      0.90%   to  0.90%   (3.55%)   to   (3.55%)
2004                   19,786       $1.24  to  $1.24       $24,491            --      0.90%   to  0.90%    9.88%    to    9.88%
2003                   20,945       $1.13  to  $1.13       $23,595            --      0.90%   to  0.90%   46.75%    to   46.75%
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2007                   6,045        $0.98  to  $0.98        $5,935         6.31%      0.90%   to  0.90%   (1.82%)(9)to   (1.82%)(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2007                   4,802        $1.30  to  $1.30        $6,259         0.89%      0.90%   to  0.90%    7.04%    to    7.04%
2006                   4,125        $1.22  to  $1.22        $5,022         1.30%      0.90%   to  0.90%   11.39%    to   11.39%
2005                   2,221        $1.09  to  $1.09        $2,428         1.07%      0.90%   to  0.90%    7.77%    to    7.77%
2004                   878          $1.01  to  $1.01          $891         1.66%      0.90%   to  0.90%    7.95%    to    7.95%
2003                   215          $0.94  to  $0.94          $202         6.34%      0.90%   to  0.90%    4.44%(4) to    4.44%(4)
------------------------------------------------------------------------------------------------------------------------------


 76    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2007                   30,598       $1.08  to  $1.08       $33,100         2.88%      0.90%   to  0.90%    8.02%(9) to    8.02%(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2007                   105,489      $1.26  to  $1.26      $132,611         1.68%      0.90%   to  0.90%   10.99%    to   10.99%
2006                   106,778      $1.13  to  $1.13      $120,938         0.80%      0.90%   to  0.90%   12.00%    to   12.00%
2005                   110,214      $1.01  to  $1.01      $111,456         1.40%      0.90%   to  0.90%    6.57%    to    6.57%
2004                   110,690      $0.95  to  $0.95      $105,038         0.71%      0.90%   to  0.90%    4.81%    to    4.81%
2003                   85,401       $0.91  to  $0.91       $77,322         0.85%      0.90%   to  0.90%   22.97%    to   22.97%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2007                   27,135       $1.50  to  $1.50       $40,784         1.35%      0.90%   to  0.90%   10.85%    to   10.85%
2006                   27,210       $1.36  to  $1.36       $36,895         0.62%      0.90%   to  0.90%   11.85%    to   11.85%
2005                   21,757       $1.21  to  $1.21       $26,375         1.09%      0.90%   to  0.90%    6.44%    to    6.44%
2004                   14,322       $1.14  to  $1.14       $16,312         0.45%      0.90%   to  0.90%    4.58%    to    4.58%
2003                   4,336        $1.09  to  $1.09        $4,722         0.11%      0.90%   to  0.90%   22.47%    to   22.47%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2007                   109,304      $2.56  to  $2.56      $279,439         0.72%      0.90%   to  0.90%   14.45%    to   14.45%
2006                   117,430      $2.23  to  $2.23      $262,315         0.25%      0.90%   to  0.90%   11.58%    to   11.58%
2005                   113,270      $2.00  to  $2.00      $226,756         1.54%      0.90%   to  0.90%   17.15%    to   17.15%
2004                   101,848      $1.71  to  $1.71      $174,047            --      0.90%   to  0.90%   23.65%    to   23.65%
2003                   77,767       $1.38  to  $1.38      $107,473         0.26%      0.90%   to  0.90%   36.63%    to   36.63%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2007                   46,274       $2.15  to  $2.15       $99,594         0.48%      0.90%   to  0.90%   14.30%    to   14.30%
2006                   40,903       $1.88  to  $1.88       $77,022         0.15%      0.90%   to  0.90%   11.40%    to   11.40%
2005                   27,046       $1.69  to  $1.69       $45,718         1.26%      0.90%   to  0.90%   16.96%    to   16.96%
2004                   15,143       $1.45  to  $1.45       $21,885            --      0.90%   to  0.90%   23.54%    to   23.54%
2003                   4,130        $1.17  to  $1.17        $4,831         0.04%      0.90%   to  0.90%   37.65%    to   37.65%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2007                   51,558       $1.39  to  $1.39       $71,598         3.14%      0.90%   to  0.90%   16.15%    to   16.15%
2006                   50,738       $1.20  to  $1.20       $60,662         0.72%      0.90%   to  0.90%   16.89%    to   16.89%
2005                   44,720       $1.02  to  $1.02       $45,740         0.53%      0.90%   to  0.90%   17.91%    to   17.91%
2004                   38,347       $0.87  to  $0.87       $33,265         0.85%      0.90%   to  0.90%   12.46%    to   12.46%
2003                   21,422       $0.77  to  $0.77       $16,524         0.59%      0.90%   to  0.90%   42.59%    to   42.59%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2007                   12,231       $1.95  to  $1.95       $23,795         2.83%      0.90%   to  0.90%   16.00%    to   16.00%
2006                   11,985       $1.68  to  $1.68       $20,100         0.59%      0.90%   to  0.90%   16.72%    to   16.72%
2005                   8,635        $1.44  to  $1.44       $12,407         0.41%      0.90%   to  0.90%   17.72%    to   17.72%
2004                   5,356        $1.22  to  $1.22        $6,537         0.47%      0.90%   to  0.90%   12.29%    to   12.29%
2003                   979          $1.09  to  $1.09        $1,064         0.07%      0.90%   to  0.90%   41.56%    to   41.56%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2007                   44,221       $2.32  to  $2.32      $102,557         2.45%      0.90%   to  0.90%  (21.58%)   to  (21.58%)
2006                   47,652       $2.96  to  $2.96      $140,920         1.98%      0.90%   to  0.90%   19.51%    to   19.51%
2005                   43,698       $2.47  to  $2.47      $108,135         1.38%      0.90%   to  0.90%   12.46%    to   12.46%
2004                   35,479       $2.20  to  $2.20       $78,067         1.84%      0.90%   to  0.90%   30.62%    to   30.62%
2003                   25,551       $1.68  to  $1.68       $43,044         2.45%      0.90%   to  0.90%   34.40%    to   34.40%
------------------------------------------------------------------------------------------------------------------------------


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    77

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2007                   27,555       $2.24  to  $2.24       $61,595         0.66%      0.90%   to  0.90%   (3.26%)   to   (3.26%)
2006                   27,835       $2.31  to  $2.31       $64,317         0.63%      0.90%   to  0.90%   15.93%    to   15.93%
2005                   23,268       $1.99  to  $1.99       $46,374         0.75%      0.90%   to  0.90%    7.80%    to    7.80%
2004                   16,640       $1.85  to  $1.85       $30,765         0.17%      0.90%   to  0.90%   22.64%    to   22.64%
2003                   11,574       $1.51  to  $1.51       $17,450         0.21%      0.90%   to  0.90%   31.30%    to   31.30%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2007                   14,489       $1.51  to  $1.51       $21,880         1.48%      0.90%   to  0.90%    2.55%    to    2.55%
2006                   10,526       $1.47  to  $1.47       $15,500         1.24%      0.90%   to  0.90%   17.32%    to   17.32%
2005                   5,331        $1.26  to  $1.26        $6,692         0.84%      0.90%   to  0.90%    9.57%    to    9.57%
2004                   2,541        $1.15  to  $1.15        $2,911         0.74%      0.90%   to  0.90%   11.62%    to   11.62%
2003                   922          $1.03  to  $1.03          $947         0.69%      0.90%   to  0.90%   24.10%    to   24.10%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2007                   50,844       $1.68  to  $1.68       $85,416         1.97%      0.90%   to  0.90%   14.42%    to   14.42%
2006                   54,981       $1.47  to  $1.47       $80,728         1.24%      0.90%   to  0.90%   20.36%    to   20.36%
2005                   57,134       $1.22  to  $1.22       $69,698         1.16%      0.90%   to  0.90%    9.19%    to    9.19%
2004                   49,330       $1.12  to  $1.12       $55,116         1.06%      0.90%   to  0.90%   17.47%    to   17.47%
2003                   40,085       $0.95  to  $0.95       $38,127         1.69%      0.90%   to  0.90%   30.14%    to   30.14%
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2007                   77,828       $2.63  to  $2.63      $204,428         0.77%      0.90%   to  0.90%    2.27%    to    2.27%
2006                   75,767       $2.57  to  $2.57      $194,589         1.01%      0.90%   to  0.90%   15.13%    to   15.13%
2005                   69,181       $2.23  to  $2.23      $154,330         0.66%      0.90%   to  0.90%   11.82%    to   11.82%
2004                   52,199       $2.00  to  $2.00      $104,138         0.70%      0.90%   to  0.90%   24.76%    to   24.76%
2003                   38,494       $1.60  to  $1.60       $61,557         1.05%      0.90%   to  0.90%   26.98%    to   26.98%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2007                   6,368        $1.43  to  $1.43        $9,117         0.34%      0.90%   to  0.90%  (17.24%)   to  (17.24%)
2006                   7,434        $1.73  to  $1.73       $12,860         0.64%      0.90%   to  0.90%   11.27%    to   11.27%
2005                   8,157        $1.55  to  $1.55       $12,681         0.24%      0.90%   to  0.90%    5.12%    to    5.12%
2004                   8,325        $1.48  to  $1.48       $12,313         0.20%      0.90%   to  0.90%   15.28%    to   15.28%
2003                   7,358        $1.28  to  $1.28        $9,440         0.27%      0.90%   to  0.90%   43.82%    to   43.82%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2007                   90,955       $1.03  to  $1.03       $93,727         0.97%      0.90%   to  0.90%   (2.51%)   to   (2.51%)
2006                   98,748       $1.06  to  $1.06      $104,383         1.24%      0.90%   to  0.90%   11.88%    to   11.88%
2005                   75,357       $0.94  to  $0.94       $71,196         0.92%      0.90%   to  0.90%    5.56%    to    5.56%
2004                   44,939       $0.90  to  $0.90       $40,221         1.62%      0.90%   to  0.90%   13.91%    to   13.91%
2003                   20,584       $0.79  to  $0.79       $16,173         0.88%      0.90%   to  0.90%   29.51%    to   29.51%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2007                   26,110       $0.54  to  $0.54       $14,074         0.38%      0.90%   to  0.90%   20.60%    to   20.60%
2006                   22,805       $0.45  to  $0.45       $10,192            --      0.90%   to  0.90%    6.87%    to    6.87%
2005                   20,674       $0.42  to  $0.42        $8,647            --      0.90%   to  0.90%   10.55%    to   10.55%
2004                   20,793       $0.38  to  $0.38        $7,866            --      0.90%   to  0.90%   (0.34%)   to   (0.34%)
2003                   20,019       $0.38  to  $0.38        $7,599            --      0.90%   to  0.90%   46.15%    to   46.15%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2007                   90,519       $1.76  to  $1.76      $159,691         0.46%      0.90%   to  0.90%   26.87%    to   26.87%
2006                   72,265       $1.39  to  $1.39      $100,490         1.96%      0.90%   to  0.90%   45.32%    to   45.32%
2005                   48,928       $0.96  to  $0.96       $46,821         1.12%      0.90%   to  0.90%   30.76%    to   30.76%
2004                   41,781       $0.73  to  $0.73       $30,575         0.86%      0.90%   to  0.90%   17.62%    to   17.62%
2003                   42,310       $0.62  to  $0.62       $26,324         0.99%      0.90%   to  0.90%   31.91%    to   31.91%
------------------------------------------------------------------------------------------------------------------------------


 78    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

JANUS ASPEN LG CAP GRO, SERV
2007                   20,251       $1.04  to  $1.04       $21,047         1.08%      0.90%   to  0.90%    3.81%(9) to    3.81%(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2007                   23,594       $0.77  to  $0.77       $18,139         0.07%      0.90%   to  0.90%   20.64%    to   20.64%
2006                   19,593       $0.64  to  $0.64       $12,485            --      0.90%   to  0.90%   12.29%    to   12.29%
2005                   20,737       $0.57  to  $0.57       $11,767            --      0.90%   to  0.90%   11.03%    to   11.03%
2004                   22,149       $0.51  to  $0.51       $11,320            --      0.90%   to  0.90%   19.40%    to   19.40%
2003                   24,625       $0.43  to  $0.43       $10,541            --      0.90%   to  0.90%   34.38%    to   34.38%
------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2007                   41,501       $1.36  to  $1.36       $56,400         2.45%      0.90%   to  0.90%    9.79%    to    9.79%
2006                   45,558       $1.24  to  $1.24       $56,396         1.02%      0.90%   to  0.90%   21.43%    to   21.43%
2005                   45,317       $1.02  to  $1.02       $46,195         1.01%      0.90%   to  0.90%    9.66%    to    9.66%
2004                   33,680       $0.93  to  $0.93       $31,309         0.54%      0.90%   to  0.90%   13.95%    to   13.95%
2003                   23,615       $0.82  to  $0.82       $19,265         0.36%      0.90%   to  0.90%   28.13%    to   28.13%
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2007                   52,721       $0.78  to  $0.78       $41,198         0.08%      0.90%   to  0.90%   10.02%    to   10.02%
2006                   55,084       $0.71  to  $0.71       $39,123            --      0.90%   to  0.90%    6.34%    to    6.34%
2005                   53,003       $0.67  to  $0.67       $35,399         0.14%      0.90%   to  0.90%    3.30%    to    3.30%
2004                   47,014       $0.65  to  $0.65       $30,398            --      0.90%   to  0.90%    8.01%    to    8.01%
2003                   40,588       $0.60  to  $0.60       $24,297            --      0.90%   to  0.90%   22.45%    to   22.45%
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2007                   25,701       $1.01  to  $1.01       $25,900            --      0.90%   to  0.90%    1.33%    to    1.33%
2006                   28,100       $0.99  to  $0.99       $27,946            --      0.90%   to  0.90%   11.92%    to   11.92%
2005                   30,258       $0.89  to  $0.89       $26,886            --      0.90%   to  0.90%    4.09%    to    4.09%
2004                   33,509       $0.85  to  $0.85       $28,605            --      0.90%   to  0.90%    5.26%    to    5.26%
2003                   32,962       $0.81  to  $0.81       $26,732            --      0.90%   to  0.90%   32.79%    to   32.79%
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2007                   5,321        $2.90  to  $2.90       $15,438         0.71%      0.90%   to  0.90%   26.41%    to   26.41%
2006                   3,484        $2.30  to  $2.30        $7,996         1.60%      0.90%   to  0.90%   29.79%    to   29.79%
2005                   1,757        $1.77  to  $1.77        $3,108         0.39%      0.90%   to  0.90%   15.53%    to   15.53%
2004                   609          $1.53  to  $1.53          $932         0.98%      0.90%   to  0.90%   28.68%    to   28.68%
2003                   128          $1.19  to  $1.19          $152         0.67%      0.90%   to  0.90%   33.71%    to   33.71%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2007                   2,597        $1.32  to  $1.32        $3,437         0.93%      0.90%   to  0.90%    5.13%    to    5.13%
2006                   1,488        $1.26  to  $1.26        $1,873         0.26%      0.90%   to  0.90%   16.32%    to   16.32%
2005                   72           $1.08  to  $1.08           $78            --      0.90%   to  0.90%    8.40%(6) to    8.40%(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2007                   2,738        $1.17  to  $1.17        $3,214         0.12%      0.90%   to  0.90%   (2.28%)   to   (2.28%)
2006                   1,290        $1.20  to  $1.20        $1,549         0.01%      0.90%   to  0.90%   13.63%    to   13.63%
2005                   73           $1.06  to  $1.06           $77            --      0.90%   to  0.90%    5.91%(6) to    5.91%(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    79

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2007                   33,282       $1.15  to  $1.15       $38,429         1.53%      0.90%   to  0.90%    8.56%    to    8.56%
2006                   4,826        $1.06  to  $1.06        $5,133         1.32%      0.90%   to  0.90%    6.27%    to    6.27%
2005                   268          $1.00  to  $1.00          $268            --      0.90%   to  0.90%    0.08%(6) to    0.08%(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2007                   17,575       $1.05  to  $1.05       $18,492        17.57%      0.90%   to  0.90%    4.96%(9) to    4.96%(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2007                   6,443        $1.46  to  $1.46        $9,387         2.36%      0.90%   to  0.90%   (0.36%)   to   (0.36%)
2006                   4,738        $1.46  to  $1.46        $6,929         2.50%      0.90%   to  0.90%   21.03%    to   21.03%
2005                   3,162        $1.21  to  $1.21        $3,821         2.33%      0.90%   to  0.90%    4.58%    to    4.58%
2004                   1,357        $1.16  to  $1.16        $1,568         2.42%      0.90%   to  0.90%   15.00%    to   15.00%
2003                   454          $1.00  to  $1.00          $456         2.46%      0.90%   to  0.90%   20.48%    to   20.48%
------------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2007                   890          $1.13  to  $1.13        $1,006         0.35%      0.90%   to  0.90%   12.22%    to   12.22%
2006                   831          $1.01  to  $1.01          $837            --      0.90%   to  0.90%    0.69%(8) to    0.69%(8)
2005                   --             --          --            --            --      --             --      --             --
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2007                   2,265        $1.21  to  $1.21        $2,735         0.79%      0.90%   to  0.90%   (1.50%)   to   (1.50%)
2006                   2,290        $1.23  to  $1.23        $2,806         0.27%      0.90%   to  0.90%    1.87%    to    1.87%
2005                   1,520        $1.20  to  $1.20        $1,828         0.05%      0.90%   to  0.90%   12.19%    to   12.19%
2004                   928          $1.07  to  $1.07          $995         0.13%      0.90%   to  0.90%    6.16%    to    6.16%
2003                   316          $1.01  to  $1.01          $319         0.18%      0.90%   to  0.90%   17.44%    to   17.44%
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2007                   14,449       $1.43  to  $1.43       $20,630         7.40%      0.90%   to  0.90%    1.87%    to    1.87%
2006                   13,795       $1.40  to  $1.40       $19,336         7.62%      0.90%   to  0.90%    9.53%    to    9.53%
2005                   14,203       $1.28  to  $1.28       $18,174         8.12%      0.90%   to  0.90%    2.17%    to    2.17%
2004                   14,352       $1.25  to  $1.25       $17,975         7.94%      0.90%   to  0.90%    9.55%    to    9.55%
2003                   12,550       $1.14  to  $1.14       $14,347         8.74%      0.90%   to  0.90%   25.27%    to   25.27%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2007                   3,246        $1.80  to  $1.80        $5,845         2.67%      0.90%   to  0.90%    7.39%    to    7.39%
2006                   3,112        $1.68  to  $1.68        $5,218         0.56%      0.90%   to  0.90%   26.58%    to   26.58%
2005                   2,512        $1.32  to  $1.32        $3,328         1.28%      0.90%   to  0.90%   11.20%    to   11.20%
2004                   1,797        $1.19  to  $1.19        $2,140         1.19%      0.90%   to  0.90%   15.15%    to   15.15%
2003                   862          $1.03  to  $1.03          $891         0.16%      0.90%   to  0.90%   27.16%    to   27.16%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2007                   20,815       $1.06  to  $1.06       $22,118         0.83%      0.90%   to  0.90%   12.19%    to   12.19%
2006                   21,524       $0.95  to  $0.95       $20,385         1.29%      0.90%   to  0.90%   25.00%    to   25.00%
2005                   20,916       $0.76  to  $0.76       $15,848         0.63%      0.90%   to  0.90%   17.31%    to   17.31%
2004                   20,093       $0.65  to  $0.65       $12,977         0.97%      0.90%   to  0.90%   12.33%    to   12.33%
2003                   19,531       $0.58  to  $0.58       $11,231         0.29%      0.90%   to  0.90%   31.82%    to   31.82%
------------------------------------------------------------------------------------------------------------------------------


 80    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2007                   112,780      $1.55  to  $1.55      $174,572         0.16%      0.90%   to  0.90%    5.06%    to    5.06%
2006                   131,292      $1.47  to  $1.47      $193,431         0.18%      0.90%   to  0.90%    7.85%    to    7.85%
2005                   149,196      $1.37  to  $1.37      $203,807         0.37%      0.90%   to  0.90%    9.34%    to    9.34%
2004                   175,130      $1.25  to  $1.25      $218,800            --      0.90%   to  0.90%    9.58%    to    9.58%
2003                   199,866      $1.14  to  $1.14      $227,873            --      0.90%   to  0.90%   31.03%    to   31.03%
------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2007                   15,216       $0.76  to  $0.76       $11,572            --      0.90%   to  0.90%    2.87%    to    2.87%
2006                   17,846       $0.74  to  $0.74       $13,193            --      0.90%   to  0.90%    4.51%    to    4.51%
2005                   18,854       $0.71  to  $0.71       $13,337            --      0.90%   to  0.90%   11.15%    to   11.15%
2004                   20,265       $0.64  to  $0.64       $12,898            --      0.90%   to  0.90%   17.54%    to   17.54%
2003                   21,383       $0.54  to  $0.54       $11,578            --      0.90%   to  0.90%   31.71%    to   31.71%
------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2007                   277,699      $1.29  to  $1.12      $312,062         2.86%      0.65%   to  0.90%    1.08%    to    0.82%
2006                   303,589      $1.27  to  $1.11      $338,363         2.47%      0.65%   to  0.90%   13.64%    to   13.36%
2005                   340,778      $1.12  to  $0.98      $334,939         2.58%      0.65%   to  0.90%    3.25%    to    2.99%
2004                   382,279      $1.08  to  $0.95      $364,765         2.02%      0.65%   to  0.90%    8.14%(5) to    8.62%
2003                   9,053        $0.87  to  $0.87        $7,915         2.29%      0.90%   to  0.90%   19.18%    to   19.18%
------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2007                   98,464       $1.10  to  $1.16      $113,767         4.72%      0.65%   to  0.90%    4.15%    to    3.89%
2006                   87,146       $1.06  to  $1.11       $96,908         4.41%      0.65%   to  0.90%    3.81%    to    3.55%
2005                   72,076       $1.02  to  $1.07       $77,390         2.56%      0.65%   to  0.90%    1.94%    to    1.69%
2004                   79,776       $1.00  to  $1.06       $84,209         0.86%      0.65%   to  0.90%    0.19%(5) to   (0.17%)
2003                   30,104       $1.06  to  $1.06       $31,859         0.51%      0.90%   to  0.90%    0.00%    to    0.00%
------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2007                   1,368        $1.07  to  $1.07        $1,465         4.47%      0.90%   to  0.90%    4.39%    to    4.39%
2006                   446          $1.03  to  $1.03          $458         4.20%      0.90%   to  0.90%    2.89%    to    2.89%
2005                   82           $1.00  to  $1.00           $82         3.71%      0.90%   to  0.90%   (0.30%)(6)to   (0.30%)(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2007                   191,510      $1.14  to  $1.40      $268,071         4.75%      0.65%   to  0.90%    4.51%    to    4.25%
2006                   136,853      $1.09  to  $1.35      $183,575         4.37%      0.65%   to  0.90%    3.74%    to    3.48%
2005                   111,699      $1.05  to  $1.30      $144,634         3.71%      0.65%   to  0.90%    1.46%    to    1.21%
2004                   97,307       $1.03  to  $1.28      $124,277         3.90%      0.65%   to  0.90%    3.29%(5) to    3.56%
2003                   30,825       $1.24  to  $1.24       $38,240         3.56%      0.90%   to  0.90%    3.33%    to    3.33%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2007                   267,422      $1.88  to  $1.88      $501,851         1.56%      0.90%   to  0.90%    7.05%    to    7.05%
2006                   243,400      $1.75  to  $1.75      $426,689         1.41%      0.90%   to  0.90%   18.67%    to   18.67%
2005                   179,394      $1.48  to  $1.48      $264,999         1.61%      0.90%   to  0.90%   12.49%    to   12.49%
2004                   112,731      $1.31  to  $1.31      $148,035         1.64%      0.90%   to  0.90%   17.15%    to   17.15%
2003                   52,001       $1.12  to  $1.12       $58,292         1.61%      0.90%   to  0.90%   40.00%    to   40.00%
------------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2007                   31,068       $2.93  to  $2.93       $90,908         0.59%      0.90%   to  0.90%   36.86%    to   36.86%
2006                   26,416       $2.14  to  $2.14       $56,476         0.35%      0.90%   to  0.90%   32.71%    to   32.71%
2005                   19,620       $1.61  to  $1.61       $31,607         0.19%      0.90%   to  0.90%   32.60%    to   32.60%
2004                   8,666        $1.21  to  $1.21       $10,529         3.35%      0.90%   to  0.90%   23.03%    to   23.03%
2003                   3,110        $0.99  to  $0.99        $3,071         1.88%      0.90%   to  0.90%   39.44%    to   39.44%
------------------------------------------------------------------------------------------------------------------------------


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    81

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2007                   15,004       $0.97  to  $0.97       $14,560         1.21%      0.90%   to  0.90%   (3.23%)(9)to   (3.23%)(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2007                   46,890       $1.59  to  $1.59       $74,559         3.65%      0.90%   to  0.90%    6.67%    to    6.67%
2006                   30,512       $1.49  to  $1.49       $45,482         3.28%      0.90%   to  0.90%    5.78%    to    5.78%
2005                   24,417       $1.41  to  $1.41       $34,408         3.82%      0.90%   to  0.90%   (5.84%)   to   (5.84%)
2004                   15,432       $1.50  to  $1.50       $23,096         4.10%      0.90%   to  0.90%    9.04%    to    9.04%
2003                   10,179       $1.37  to  $1.37       $13,972         7.40%      0.90%   to  0.90%   11.38%    to   11.38%
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2007                   12,082       $1.08  to  $1.08       $13,098         2.58%      0.90%   to  0.90%    6.97%    to    6.97%
2006                   722          $1.01  to  $1.01          $732         4.69%      0.90%   to  0.90%    0.29%    to    0.29%
2005                   70           $1.01  to  $1.01           $72         4.77%      0.90%   to  0.90%    0.70%(6) to    0.70%(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2007                   215,184      $0.60  to  $0.60      $130,021         1.00%      0.90%   to  0.90%    2.14%    to    2.14%
2006                   171,986      $0.59  to  $0.59      $101,740         0.87%      0.90%   to  0.90%   10.09%    to   10.09%
2005                   123,244      $0.54  to  $0.54       $66,228         0.40%      0.90%   to  0.90%    7.64%    to    7.64%
2004                   63,795       $0.50  to  $0.50       $31,848         0.33%      0.90%   to  0.90%    7.46%    to    7.46%
2003                   56,630       $0.46  to  $0.46       $26,309         0.21%      0.90%   to  0.90%   17.95%    to   17.95%
------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2007                   69,118       $1.40  to  $1.40       $96,634         7.42%      0.90%   to  0.90%    0.94%    to    0.94%
2006                   68,955       $1.39  to  $1.39       $95,510         7.43%      0.90%   to  0.90%    9.83%    to    9.83%
2005                   58,225       $1.26  to  $1.26       $73,432         6.44%      0.90%   to  0.90%    3.09%    to    3.09%
2004                   47,910       $1.22  to  $1.22       $58,611         6.97%      0.90%   to  0.90%   10.40%    to   10.40%
2003                   35,448       $1.11  to  $1.11       $39,284         7.56%      0.90%   to  0.90%   24.72%    to   24.72%
------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2007                   10,554       $1.09  to  $1.09       $11,525         6.97%      0.90%   to  0.90%    1.71%    to    1.71%
2006                   489          $1.07  to  $1.07          $525         6.47%      0.90%   to  0.90%    7.02%    to    7.02%
2005                   23           $1.00  to  $1.00           $24         6.10%      0.90%   to  0.90%    0.76%(6) to    0.76%(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2007                   222,332      $1.13  to  $1.13      $250,572         0.99%      0.90%   to  0.90%   11.66%    to   11.66%
2006                   247,038      $1.01  to  $1.01      $249,332         1.93%      0.90%   to  0.90%   23.06%    to   23.06%
2005                   265,962      $0.82  to  $0.82      $218,125         1.40%      0.90%   to  0.90%   12.85%    to   12.85%
2004                   279,405      $0.73  to  $0.73      $203,066         1.13%      0.90%   to  0.90%   16.36%    to   16.36%
2003                   4,591        $0.62  to  $0.62        $2,868         0.94%      0.90%   to  0.90%   26.53%    to   26.53%
------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2007                   631,216      $1.31  to  $0.88      $556,056         1.31%      0.65%   to  0.90%    2.26%    to    2.01%
2006                   722,724      $1.29  to  $0.86      $624,056         1.19%      0.65%   to  0.90%   14.54%    to   14.25%
2005                   676,240      $1.12  to  $0.75      $511,326         1.11%      0.65%   to  0.90%    5.49%    to    5.23%
2004                   782,402      $1.06  to  $0.72      $562,234         1.04%      0.65%   to  0.90%    6.25%(5) to    4.94%
2003                   8,140        $0.68  to  $0.68        $5,558         0.63%      0.90%   to  0.90%   28.30%    to   28.30%
------------------------------------------------------------------------------------------------------------------------------


 82    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2007                   430          $1.19  to  $1.19          $514         1.54%      0.90%   to  0.90%   (1.35%)   to   (1.35%)
2006                   206          $1.21  to  $1.21          $250         1.51%      0.90%   to  0.90%   18.00%    to   18.00%
2005                   8            $1.03  to  $1.03            $8         3.03%      0.90%   to  0.90%    3.14%(6) to    3.14%(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2007                   11,572       $1.37  to  $1.37       $15,910         0.05%      0.90%   to  0.90%   12.72%    to   12.72%
2006                   11,366       $1.22  to  $1.22       $13,862         0.27%      0.90%   to  0.90%   (0.96%)   to   (0.96%)
2005                   4,303        $1.23  to  $1.23        $5,299            --      0.90%   to  0.90%    9.14%    to    9.14%
2004                   3,384        $1.13  to  $1.13        $3,819            --      0.90%   to  0.90%    8.13%    to    8.13%
2003                   1,416        $1.04  to  $1.04        $1,478            --      0.90%   to  0.90%   20.93%    to   20.93%
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2007                   4,303        $1.32  to  $1.32        $5,698         0.77%      0.90%   to  0.90%    9.36%    to    9.36%
2006                   1,854        $1.21  to  $1.21        $2,245         1.05%      0.90%   to  0.90%   14.29%    to   14.29%
2005                   111          $1.06  to  $1.06          $117         1.04%      0.90%   to  0.90%    6.04%(6) to    6.04%(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2007                   65,036       $1.03  to  $1.03       $67,021         1.63%      0.90%   to  0.90%    4.07%    to    4.07%
2006                   66,546       $0.99  to  $0.99       $65,895         1.45%      0.90%   to  0.90%   14.23%    to   14.23%
2005                   67,699       $0.87  to  $0.87       $58,686         1.40%      0.90%   to  0.90%    3.47%    to    3.47%
2004                   59,186       $0.84  to  $0.84       $49,584         1.51%      0.90%   to  0.90%    9.28%    to    9.28%
2003                   42,898       $0.77  to  $0.77       $32,887         1.21%      0.90%   to  0.90%   28.33%    to   28.33%
------------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2007                   215          $1.19  to  $1.19          $257         1.11%      0.90%   to  0.90%    5.08%    to    5.08%
2006                   114          $1.14  to  $1.14          $129         1.91%      0.90%   to  0.90%   14.79%    to   14.79%
2005                   10           $0.99  to  $0.99           $10         1.62%      0.90%   to  0.90%   (0.91%)(6)to   (0.91%)(6)
2004                   --             --          --            --            --      --             --      --             --
2003                   --             --          --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2007                   43,231       $1.09  to  $1.29       $55,522         4.18%      0.65%   to  0.90%    4.64%    to    4.38%
2006                   41,090       $1.05  to  $1.24       $50,474         3.80%      0.65%   to  0.90%    3.17%    to    2.91%
2005                   39,025       $1.01  to  $1.20       $46,517         2.90%      0.65%   to  0.90%    0.92%    to    0.67%
2004                   40,584       $1.00  to  $1.19       $47,974         2.44%      0.65%   to  0.90%    0.49%(5) to   (0.05%)
2003                   21,369       $1.19  to  $1.19       $25,493         2.29%      0.90%   to  0.90%    0.00%    to    0.00%
------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2007                   19,240       $1.43  to  $1.43       $27,430         0.16%      0.90%   to  0.90%   (5.05%)   to   (5.05%)
2006                   23,069       $1.50  to  $1.50       $34,637         0.04%      0.90%   to  0.90%   10.69%    to   10.69%
2005                   23,710       $1.36  to  $1.36       $32,162            --      0.90%   to  0.90%    3.89%    to    3.89%
2004                   22,286       $1.31  to  $1.31       $29,099            --      0.90%   to  0.90%   17.48%    to   17.48%
2003                   15,293       $1.11  to  $1.11       $16,996            --      0.90%   to  0.90%   46.05%    to   46.05%
------------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2007                   20,614       $1.55  to  $1.55       $31,870         0.90%      0.90%   to  0.90%   (5.75%)   to   (5.75%)
2006                   11,437       $1.64  to  $1.64       $18,761         0.42%      0.90%   to  0.90%   19.18%    to   19.18%
2005                   8,998        $1.38  to  $1.38       $12,386         0.21%      0.90%   to  0.90%    4.82%    to    4.82%
2004                   5,851        $1.31  to  $1.31        $7,683         0.04%      0.90%   to  0.90%   18.94%    to   18.94%
2003                   1,739        $1.10  to  $1.10        $1,920         0.07%      0.90%   to  0.90%   35.80%    to   35.80%
------------------------------------------------------------------------------------------------------------------------------


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    83

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2007                   41,807       $2.90  to  $2.90      $121,404         1.41%      0.90%   to  0.90%    3.04%    to    3.04%
2006                   45,186       $2.82  to  $2.82      $127,343         0.18%      0.90%   to  0.90%   19.99%    to   19.99%
2005                   45,852       $2.35  to  $2.35      $107,695         0.55%      0.90%   to  0.90%   10.61%    to   10.61%
2004                   48,764       $2.12  to  $2.12      $103,546            --      0.90%   to  0.90%   12.83%    to   12.83%
2003                   40,575       $1.88  to  $1.88       $76,363            --      0.90%   to  0.90%   48.03%    to   48.03%
------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2007                   51,180       $2.60  to  $2.60      $132,886         2.16%      0.90%   to  0.90%   (5.66%)   to   (5.66%)
2006                   58,081       $2.75  to  $2.75      $159,858         1.32%      0.90%   to  0.90%   14.75%    to   14.75%
2005                   59,381       $2.40  to  $2.40      $142,433         1.33%      0.90%   to  0.90%   13.60%    to   13.60%
2004                   55,869       $2.11  to  $2.11      $117,961         0.55%      0.90%   to  0.90%   18.82%    to   18.82%
2003                   49,539       $1.78  to  $1.78       $88,028         0.20%      0.90%   to  0.90%   41.27%    to   41.27%
------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2007                   12,704       $0.91  to  $0.91       $11,606            --      0.90%   to  0.90%   (8.81%)(9)to   (8.81%)(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2007                   4,908        $0.87  to  $0.87        $4,265         0.27%      0.90%   to  0.90%  (12.27%)(9)to  (12.27%)(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2007                   867          $1.09  to  $1.09          $942            --      0.90%   to  0.90%    8.39%(9) to    8.39%(9)
2006                   --              --  to     --            --            --      --      to     --      --     to      --
2005                   --              --  to     --            --            --      --      to     --      --     to      --
2004                   --              --  to     --            --            --      --      to     --      --     to      --
2003                   --              --  to     --            --            --      --      to     --      --     to      --
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2007                   110,580      $1.78  to  $1.78      $196,656         0.82%      0.90%   to  0.90%   15.26%    to   15.26%
2006                   103,943      $1.54  to  $1.54      $160,371         0.51%      0.90%   to  0.90%   35.93%    to   35.93%
2005                   87,137       $1.14  to  $1.14       $98,902         0.90%      0.90%   to  0.90%   20.44%    to   20.44%
2004                   60,059       $0.94  to  $0.94       $56,600         0.57%      0.90%   to  0.90%   29.10%    to   29.10%
2003                   35,694       $0.73  to  $0.73       $26,055         0.26%      0.90%   to  0.90%   48.98%    to   48.98%
------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2007                   80,677       $1.97  to  $1.97      $158,998            --      0.90%   to  0.90%    4.44%    to    4.44%
2006                   83,149       $1.89  to  $1.89      $156,905         0.22%      0.90%   to  0.90%    6.91%    to    6.91%
2005                   73,417       $1.77  to  $1.77      $129,586            --      0.90%   to  0.90%   10.26%    to   10.26%
2004                   56,162       $1.60  to  $1.60       $89,904            --      0.90%   to  0.90%   17.27%    to   17.27%
2003                   38,763       $1.37  to  $1.37       $52,913            --      0.90%   to  0.90%   42.71%    to   42.71%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2007                   4,473        $1.43  to  $1.43        $6,411         2.29%      0.90%   to  0.90%    6.63%    to    6.63%
2006                   4,011        $1.34  to  $1.34        $5,390         2.47%      0.90%   to  0.90%   11.14%    to   11.14%
2005                   2,353        $1.21  to  $1.21        $2,846         2.23%      0.90%   to  0.90%    4.05%    to    4.05%
2004                   1,345        $1.16  to  $1.16        $1,563         2.48%      0.90%   to  0.90%    8.36%    to    8.36%
2003                   441          $1.07  to  $1.07          $473         2.14%      0.90%   to  0.90%   20.22%    to   20.22%
------------------------------------------------------------------------------------------------------------------------------


 84    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2007                   1,143        $1.62  to  $1.62        $1,850         0.01%      0.90%   to  0.90%   11.65%    to   11.65%
2006                   961          $1.45  to  $1.45        $1,393         1.93%      0.90%   to  0.90%   19.73%    to   19.73%
2005                   746          $1.21  to  $1.21          $903         2.27%      0.90%   to  0.90%    8.69%    to    8.69%
2004                   463          $1.11  to  $1.11          $516         0.23%      0.90%   to  0.90%    8.65%    to    8.65%
2003                   134          $1.03  to  $1.03          $137         0.29%      0.90%   to  0.90%   30.38%    to   30.38%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2007                   2,303        $1.51  to  $1.51        $3,487         0.62%      0.90%   to  0.90%    5.67%    to    5.67%
2006                   2,414        $1.43  to  $1.43        $3,459            --      0.90%   to  0.90%   11.22%    to   11.22%
2005                   2,084        $1.29  to  $1.29        $2,685            --      0.90%   to  0.90%    6.84%    to    6.84%
2004                   1,705        $1.21  to  $1.21        $2,057            --      0.90%   to  0.90%   17.02%    to   17.02%
2003                   794          $1.03  to  $1.03          $818         0.03%      0.90%   to  0.90%   35.53%    to   35.53%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2007                   4,798        $1.67  to  $1.67        $8,030            --      0.90%   to  0.90%   12.79%    to   12.79%
2006                   3,212        $1.48  to  $1.48        $4,766            --      0.90%   to  0.90%   21.66%    to   21.66%
2005                   1,729        $1.22  to  $1.22        $2,109            --      0.90%   to  0.90%    5.29%    to    5.29%
2004                   1,029        $1.16  to  $1.16        $1,192            --      0.90%   to  0.90%   12.75%    to   12.75%
2003                   380          $1.03  to  $1.03          $391            --      0.90%   to  0.90%   41.10%    to   41.10%
------------------------------------------------------------------------------------------------------------------------------




   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.


   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.



   (4) New price level operations commenced on Dec. 8, 2003.




   (5) New price level operations commenced on July 9, 2004.




   (6) New price level operations commenced on Aug. 30, 2005.




   (7) New price level operations commenced on April 28, 2006.




   (8) New price level operations commenced on Dec. 15, 2006.




   (9) New price level operations commenced on June 11, 2007.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2007 and 2006, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modification or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2008



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2007          2006

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2007, $21,020;
  2006, $25,289)                                                          $20,792       $24,995
  Common and preferred stocks, at fair value (cost: 2007 and 2006,
  $30)                                                                         29            31
Commercial mortgage loans, at cost (less allowance for loan losses:
2007, $16; 2006, $37)                                                       2,892         2,790
Policy loans                                                                  697           650
Trading securities and other investments                                       67           241
-------------------------------------------------------------------------------------------------
    Total investments                                                      24,477        28,707

Cash and cash equivalents                                                     973           160
Reinsurance recoverables                                                    1,290         1,137
Amounts due from brokers                                                      123             7
Other accounts receivable                                                     118            90
Accrued investment income                                                     252           301
Deferred acquisition costs                                                  4,429         4,411
Deferred sales inducement costs                                               511           452
Other assets                                                                  539           320
Separate account assets                                                    58,070        49,287
-------------------------------------------------------------------------------------------------
    Total assets                                                          $90,782       $84,872
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $26,977       $29,561
Policy claims and other policyholders' funds                                   91            89
Amounts due to brokers                                                        361           132
Deferred income taxes, net                                                    133            90
Other liabilities                                                             430           443
Separate account liabilities                                               58,070        49,287
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      86,062        79,602
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,031         2,021
Retained earnings                                                           2,842         3,455
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                           (116)         (168)
  Net unrealized derivative losses                                            (40)          (41)
-------------------------------------------------------------------------------------------------
Total accumulated other comprehensive loss                                   (156)         (209)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              4,720         5,270
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $90,782       $84,872
=================================================================================================



See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

REVENUES
Premiums                                                          $  485        $  533        $  521
Net investment income                                              1,555         1,657         1,786
Policy and contract charges                                        1,217         1,045           898
Other revenue                                                        255           189           127
Net realized investment gain                                          61            51            48
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,573         3,475         3,380
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     855           705           697
Interest credited to fixed accounts                                  850           968         1,020
Amortization of deferred acquisition costs                           470           356           316
Separation costs                                                      97           131           121
Other insurance and operating expenses                               781           637           585
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    3,053         2,797         2,739
-------------------------------------------------------------------------------------------------------
Pretax income                                                        520           678           641
Income tax provision                                                  99           192           182
-------------------------------------------------------------------------------------------------------
    Net income                                                    $  421        $  486        $  459
=======================================================================================================



See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   421       $   486       $   459
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                              523           404           356
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                             (828)         (813)         (727)
  Amortization of premium, net                                         70            75            83
  Deferred income taxes                                                83           123           122
  Contractholder and policyholder charges, non-cash                  (206)         (220)         (232)
  Net realized investment gains                                       (61)          (51)          (48)
  Net realized gain on trading securities and equity method
  investments in hedge funds                                           (1)          (16)          (24)
Change in operating assets and liabilities:
  Trading securities and equity method investments in hedge
  funds, net                                                          124           297           247
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 275           274           230
  Policy claims and other policyholders' funds                          2             3            19
  Reinsurance recoverables                                           (153)         (154)         (106)
  Other accounts receivable                                           (28)          (27)          (11)
  Accrued investment income                                            49            21            23
  Other assets and liabilities, net                                   (32)         (104)          (31)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             238           298           360
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               3,020         1,897         3,124
  Maturities, sinking fund payments and calls                       1,908         2,014         2,242
  Purchases                                                          (687)       (1,433)       (5,780)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                               473           519           653
  Purchases                                                          (504)         (441)         (543)
Change in policy loans, net                                           (47)          (36)          (17)
Change in amounts due to and from brokers, net                        113            97          (128)
Change in restricted cash                                              --            --           536
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                           4,276         2,617            87
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           1,093         1,267         1,532
  Net transfers to separate accounts                                  (50)         (307)          (13)
  Surrenders and other benefits                                    (3,838)       (3,688)       (2,126)
Other                                                                  (8)           --            --
Tax adjustment of share-based incentive employee compensation
plan                                                                    2             1            --
Capital contribution from Ameriprise Financial, Inc.                   --            --           650
Cash dividend to Ameriprise Financial, Inc.                          (900)         (300)         (380)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                              (3,701)       (3,027)         (337)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  813          (112)          110
Cash and cash equivalents at beginning of year                        160           272           162
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                          $   973       $   160       $   272
=======================================================================================================

Supplemental disclosures:
  Income taxes paid (received), net                               $    (4)      $    64       $    96
  Interest paid on borrowings                                          --             1            --


See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2007
(IN MILLIONS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2004                      $ 3         $1,370        $3,190          $ 341          $4,904
Other comprehensive loss:
  Net income                                        --             --           459             --             459
  Change in unrealized holding losses on
     securities, net                                --             --            --           (461)           (461)
  Change in unrealized derivative losses,
     net                                            --             --            --            (11)            (11)
                                                                                                         ------------
Total other comprehensive loss                      --             --            --             --             (13)
Capital contribution from Ameriprise
Financial, Inc.                                     --            650            --             --             650
Cash dividend to Ameriprise Financial, Inc.         --             --          (380)            --            (380)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                      $ 3         $2,020        $3,269          $(131)         $5,161
Other comprehensive income:
  Net income                                        --             --           486             --             486
  Change in unrealized holding losses on
     securities, net                                --             --            --            (77)            (77)
  Change in unrealized derivative losses,
     net                                            --             --            --             (1)             (1)
                                                                                                         ------------
Total other comprehensive income                    --             --            --             --             408
Tax adjustment of share-based incentive
employee compensation plan                          --              1            --             --               1
Cash dividend to Ameriprise Financial, Inc.         --             --          (300)            --            (300)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                      $ 3         $2,021        $3,455          $(209)         $5,270
Change in accounting principles                     --             --          (134)            --            (134)
Other comprehensive income:
  Net income                                        --             --           421             --             421
  Change in unrealized holding losses on
     securities, net                                --             --            --             52              52
  Change in unrealized derivative losses,
     net                                            --             --            --              1               1
                                                                                                         ------------
Total other comprehensive income                    --             --            --             --             474
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (900)            --            (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                          --              8            --             --               8
Tax adjustment of share-based incentive
employee compensation plan                          --              2            --             --               2
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2007                      $ 3         $2,031        $2,842          $(156)         $4,720
=====================================================================================================================




See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express is now complete.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation, including new income statement captions which are described in Note. 2. These reclassifications were made to enhance transparency and to better align the financial statement line captions with the key drivers of the business.



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RiverSource Life did not change its revenue and expense recognition policies and the reclassifications did not result in any changes to consolidated net income or shareholder's equity. The following is a summary of the reclassifications made:

INCOME STATEMENT RECLASSIFICATIONS
- RiverSource Life reclassified the portion of 12b-1 fees identified as service fees on proprietary funds and marketing support type payments received from non-proprietary fund families for variable annuity and variable universal life products from other revenue to policy and contract charges to better align with industry standards.

- RiverSource Life reclassified premiums related to immediate annuities with life contingencies from interest credited to fixed accounts to premiums.

- RiverSource Life reclassified reinsurance premiums paid for universal life and variable universal life products from benefits, claims, losses and settlement expenses to policy and contract charges, where cost of insurance fees are reported.

- RiverSource Life reclassified benefit expenses related to immediate annuities with life contingencies from interest credited to fixed accounts to benefits, claims, losses and settlement expenses.

- RiverSource Life reclassified mortality and expense risk fees to policy and contract charges.

- RiverSource Life reclassified additional investment-related expenses from other insurance and operating expenses to net investment income.

The following tables show the impact of the new captions and the reclassifications made to RiverSource Life's previously reported Consolidated Statements of Income.

(IN MILLIONS)                                               DECEMBER 31, 2006           DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
                                                         REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  394        $  533        $  370        $  521
Net investment income                                      1,661         1,657         1,789         1,786
Policy and contract charges                                  637         1,045           577           898
Other revenue                                                636           189           489           127
Net realized investment gain                                  51            51            48            48
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           3,379         3,475         3,273         3,380
=============================================================================================================

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             521           705           496           697
Interest credited to fixed accounts                        1,052           968         1,111         1,020
Amortization of deferred acquisition costs                   356           356           316           316
Separation costs                                             131           131           121           121
Other insurance and operating expenses                       641           637           588           585
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              2,701         2,797         2,632         2,739
=============================================================================================================

Pretax income                                                678           678           641           641
Income tax provision                                         192           192           182           182
-------------------------------------------------------------------------------------------------------------
NET INCOME                                                $  486        $  486        $  459        $  459
=============================================================================================================



STATEMENT OF CASH FLOWS RECLASSIFICATIONS
RiverSource Life has reclassified certain prior year balances in the Consolidated Statements of Cash Flows.

- RiverSource Life previously classified transfers to and from the fixed account option within its variable annuity product as an operating activity in its Consolidated Statements of Cash Flows. RiverSource Life has reclassified these transfers as a financing activity in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments".

- RiverSource Life previously classified the net change in annuity policy loans as an operating activity and the net change in universal life policy loans as a financing activity. RiverSource Life has reclassified the net change in policy loans as an investing activity in accordance with the AICPA Audit and Accounting Guide: Life and Health Insurance Entities.



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The effect of these reclassifications on prior year net cash flows related to operating, investing and financing activities is summarized below.

(IN MILLIONS)                                                           YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                           2006          2005
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, previous presentation          $   116        $ 437
Reclassification for annuity transfers                                        184          (68)
Reclassification for policy loans                                               4            3
Other reclassifications                                                        (6)         (12)
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, adjusted for these
reclassifications                                                         $   298        $ 360
=================================================================================================

Net cash provided by investing activities, previous presentation          $ 2,654        $ 104
Reclassification for policy loans                                             (36)         (17)
Other reclassifications                                                        (1)          --
-------------------------------------------------------------------------------------------------
Net cash provided by investing activities, adjusted for these
reclassifications                                                         $ 2,617        $  87
=================================================================================================

Net cash used in financing activities, previous presentation              $(2,882)       $(431)
Reclassification for annuity transfers                                       (184)          68
Reclassification for policy loans                                              32           14
Other reclassifications                                                         7           12
-------------------------------------------------------------------------------------------------
Net cash used in financing activities, adjusted for these
reclassifications                                                         $(3,027)       $(337)
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all VIEs for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2005. There were no consolidated VIEs as of December 31, 2007 and 2006.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt



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securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally obtained from third party pricing sources.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments in hedge funds and syndicated loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment and approximates fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life, DI and long term care ("LTC") insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance is used in order to limit losses, reduce exposure to large risks and provide additional capacity for future growth. To manage exposure to losses from reinsurer insolvencies, the financial condition of reinsurers is evaluated prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and ceded on a coinsurance basis the remaining 50% of the risk to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's LTC liabilities was $1.0 billion at December 31, 2007, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 is reinsured on a coinsurance basis.

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policy forms introduced in October 2007 in most states and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk on DI contracts sold on other policy forms. RiverSource Life also retains all risk of accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are



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significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market observable inputs to the extent available. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for changes in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (1) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (2) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

For derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings, generally as a component of net investment income.

For derivative financial instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The changes in fair value of the equity indexed annuity embedded derivatives are reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.



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FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2007, depending on year of issue, with an average rate of approximately 5.8%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on



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established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2007, with an average rate of 4.9%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2007, with an average rate of 4.2%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2007, depending on policy form, issue year and policy duration. Anticipated interest rates for DI were 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC vary by plan and were 5.4% at December 31, 2007 grading up to 6.8% or 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, policy and contract charges and other revenue.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans and policy loans; mark-to-market adjustment on trading securities and certain derivatives, including derivatives hedging variable annuity living benefits; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Other Revenue
Other revenue includes marketing support and administrative fees which are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Benefits, Claims, Losses and Settlement Expenses
Benefits, claims, losses and settlement expenses consist of amounts paid and changes in liabilities held for anticipated future benefit payments under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders along with costs to process and pay such amounts. Amounts are net of benefit payments recovered or



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expected to be recovered under reinsurance contracts. Benefits, claims, losses and settlement expenses also include amortization of DSIC.

Interest Credited to Fixed Accounts
Interest credited to fixed accounts represents amounts earned by contractholders and policyholders on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs associated with the sale of annuity and insurance products are deferred as DAC and amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation. The separation from American Express was completed in 2007.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)"). SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements -- an amendment of ARB No. 51" ("SFAS 160"). SFAS 160 establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the Consolidated Balance Sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the Consolidated Statements of Income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life is currently evaluating the impact of SFAS 160 on its consolidated financial condition and results of operations.

In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1"). SOP 07-1 provided clarification on the definition of an investment company. In February 2008, the FASB decided to indefinitely defer the effective date of SOP 07-1. In May 2007, the FASB issued FASB Staff Position ("FSP") FASB Interpretation No. ("FIN") 46(R)-7, "Application of FIN 46(R) to Investment Companies" ("FSP 46(R)-7"). FSP 46(R)-7 is dependent upon clarification of the definition of an investment company as provided in SOP 07-1 and is effective upon the adoption of that SOP. With the deferral of SOP 07-1, RiverSource Life will defer the adoption of both SOP 07-1 and FSP 46(R)-7.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities -- Including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 gives entities the option to measure certain financial instruments and other items at fair value that are not currently permitted to be measured at fair value. The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes presentation and disclosure requirements. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. RiverSource Life did not adopt SFAS 159 for any of its existing eligible assets or liabilities and has no current plans to adopt SFAS 159 for any new financial instruments.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in



RiverSource Life Insurance Company

--------------------------------------------------------------------------------


SFAS 157 which will require retrospective application of SFAS 157. Any retrospective application will be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life adopted SFAS 157 effective January 1, 2008. As a result of adopting SFAS 157, RiverSource Life will record a cumulative effect after-DAC, DSIC and tax reduction to retained earnings of approximately $35 million related to adjusting the fair value of structured derivatives RiverSource Life uses to hedge its exposure to GMWB provisions. RiverSource Life initially recorded these derivatives in accordance with Emerging Issues Task Force Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities." SFAS 157 requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). On January 18, 2008, the FASB published for comment Proposed FSP FAS 157-c "Measuring Liabilities under FASB Statement No. 157" ("FSP 157-c"). FSP 157-c states that in the absence of a quoted price for the identical liability in an active market, a reporting entity may measure the fair value of its liability at the amount it would receive as proceeds if it were to issue that liability at the measurement date. FSP 157-c shall be applied on a prospective basis effective on the later of (a) the beginning of the period that includes the issuance date of the FSP or (b) the beginning of the period in which an entity initially applies SFAS 157. RiverSource Life is evaluating the impact that this proposed FSP will have on the valuation of its embedded derivatives. Any change to the valuation of RiverSource Life's embedded derivatives as a result of adopting SFAS 157 and FSP 157-c will be recorded in earnings as of the date of adoption. In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life will defer the adoption of SFAS 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million. The adoption of SOP 05-1, among other things, resulted in an increase to DAC and DSIC amortization in 2007.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2007 (IN MILLIONS)                            COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,870        $112          $(307)       $12,675
Mortgage and other asset-backed securities                  7,637          33            (84)         7,586
U.S. government and agencies obligations                      249           7             (1)           255
State and municipal obligations                               165           3             (6)           162
Foreign government bonds and obligations                       97          15             --            112
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     21,020         170           (398)        20,792
Common and preferred stocks                                    30          --             (1)            29
-------------------------------------------------------------------------------------------------------------
Total                                                     $21,050        $170          $(399)       $20,821
=============================================================================================================




 (a) Includes unconsolidated collateralized debt obligations.

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $15,312        $158          $(330)       $15,140
Mortgage and other asset-backed securities                  9,398          27           (175)         9,250
U.S. government and agencies obligations                      295          13             (5)           303
State and municipal obligations                               165           4             (4)           165
Foreign government bonds and obligations                      117          18             --            135
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289         220           (514)        24,995
Common and preferred stocks                                    30           1             --             31
-------------------------------------------------------------------------------------------------------------
Total                                                     $25,319        $221          $(514)       $25,026
=============================================================================================================



 (a) Includes unconsolidated collateralized debt obligations.

At December 31, 2007 and 2006, fixed maturity securities comprised approximately 85% and 87%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.3 billion and $1.2 billion of securities at December 31, 2007 and 2006, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2007                         DECEMBER 31, 2006
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATING (IN MILLIONS, EXCEPT               AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,854       $ 7,815          38%        $ 9,638       $ 9,497          38%
AA                                           2,046         2,029          10           2,229         2,197           9
A                                            3,973         3,938          19           4,893         4,832          19
BBB                                          5,586         5,514          26           6,831         6,782          27
Below investment grade                       1,561         1,496           7           1,698         1,687           7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $21,020       $20,792         100%        $25,289       $24,995         100%
==========================================================================================================================



At December 31, 2007 and 2006, approximately 45% and 47%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,477         $(45)        $ 7,083        $(262)       $ 8,560        $(307)
Mortgage and other asset-backed
securities                                    888          (15)          4,219          (69)         5,107          (84)
U.S. government and agencies
obligations                                    --           --             154           (1)           154           (1)
State and municipal obligations                47           (4)             63           (2)           110           (6)
Foreign government bonds and
obligations                                    --           --               2           --              2           --
Common and preferred stock                     29           (1)             --           --             29           (1)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,441         $(65)        $11,521        $(334)       $13,962        $(399)
==========================================================================================================================



The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,362         $(19)        $ 9,514        $(311)       $10,876        $(330)
Mortgage and other asset-backed
securities                                    862           (5)          6,616         (170)         7,478         (175)
U.S. government and agencies
obligations                                     5           --             214           (5)           219           (5)
State and municipal obligations                 3           --              81           (4)            84           (4)
Foreign government bonds and
obligations                                    --           --               3           --              3           --
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,232         $(24)        $16,428        $(490)       $18,660        $(514)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2007:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE
----------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE TO    NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED
AMORTIZED COST           SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES
----------------------------------------------------------------------------------------------------------
95% -- 100%                  164         $2,015         $(25)          486         $10,169        $(180)
90% -- 95%                    31            305          (22)           48             811          (57)
80% -- 90%                     4            121          (18)           32             461          (66)
less than 80%                  1             --           --            10              80          (31)
----------------------------------------------------------------------------------------------------------
  Total                      200         $2,441         $(65)          576         $11,521        $(334)
==========================================================================================================

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)                     TOTAL
----------------------------------------------------------------
                                                        GROSS
RATIO OF FAIR VALUE TO    NUMBER OF       FAIR       UNREALIZED
AMORTIZED COST           SECURITIES       VALUE        LOSSES
----------------------------------------------------------------
95% -- 100%                  650         $12,184        $(205)
90% -- 95%                    79           1,116          (79)
80% -- 90%                    36             582          (84)
less than 80%                 11              80          (31)
----------------------------------------------------------------
  Total                      776         $13,962        $(399)
================================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates and credit spreads across asset classes. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. The securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the consumer products, financial and home building industries. The total gross unrealized loss related to the home building industry was $28 million. The securities with a fair value to cost of less than 80% primarily relate to the financial and home building industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $14 million. The securities related to this issuer have a fair value to amortized cost ratio of 88% and have been in an unrealized loss position for more than 12 months. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2007.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's total mortgage and asset backed exposure at December 31, 2007 was $7.6 billion which included $4.1 billion of residential mortgage backed securities and $2.7 billion of commercial mortgage backed securities. At December 31, 2007, residential mortgage backed securities included $3.5 billion of agency-backed securities, $0.4 billion of Alt-A securities, and $0.2 billion of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. While overall delinquencies in the market continue to deteriorate, most of these positions are performing in-line or better than their vintage. With regard to asset backed securities, RiverSource Life's exposure at December 31, 2007 was $0.8 billion, which included $115 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $38, $63 and $261,
respectively                                                       $ 70          $(116)        $(485)
Reclassification of realized gains, net of tax of $16, $17
and $17, respectively                                               (28)           (33)          (32)
DAC, net of tax of $5, $15 and $28, respectively                     (7)            29            53
DSIC, net of tax of nil, $2 and $5, respectively                     (1)             3             8
Fixed annuity liabilities, net of tax of $11, $22 and $3,
respectively                                                         18             40            (5)
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $ 52          $ (77)        $(461)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2007 were as follows:

                                                                         AMORTIZED       FAIR
(IN MILLIONS)                                                              COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $ 1,272       $ 1,277
Due after one year through five years                                       5,567         5,537
Due after five years through 10 years                                       5,339         5,186
Due after 10 years                                                          1,203         1,204
-------------------------------------------------------------------------------------------------
                                                                           13,381        13,204
Mortgage and other asset-backed securities                                  7,637         7,586
Structured investments                                                          2             2
Common and preferred stocks                                                    30            29
-------------------------------------------------------------------------------------------------
Total                                                                     $21,050       $20,821
=================================================================================================



The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Sales                                                             $3,020        $ 1,897       $ 3,124
Maturities, sinking fund payments and calls                        1,908          2,014         2,242
Purchases                                                           (687)        (1,433)       (5,780)


Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                    $ 64          $ 60          $108
Gross realized losses from sales                                    (20)          (10)          (39)
Other-than-temporary impairments                                     (4)           --           (19)



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The $4 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007. The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2007 and 2006, bonds carried at $7 million and $18 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans and syndicated loans at December 31:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,908        $2,827
Less: allowance for loan losses                                              (16)          (37)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,892        $2,790
=================================================================================================

Syndicated loans                                                          $   62        $  112
Less: allowance for loan losses                                               (4)           (4)
-------------------------------------------------------------------------------------------------
Net syndicated loans                                                      $   58        $  108
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2007 and 2006, RiverSource Life had not recorded any investment in impaired commercial mortgage loans. RiverSource Life did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2007, 2006 and 2005.

The balances of and changes in the allowance for loan losses were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                               $ 37           $41           $45
Provision for loan losses                                           (21)           --            --
Foreclosures, write-offs and loan sales                              --            (4)           (4)
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                             $ 16           $37           $41
=======================================================================================================



In 2007, RiverSource Life recorded a $21 million decrease to the allowance for loan losses on commercial mortgage loans.

Concentrations of credit risk of commercial mortgage loans by region at December 31 were:

(IN MILLIONS)                                                     2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                   SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Atlantic                                                  $  922         $ 22         $  859          $40
North Central                                                687           33            739           22
Pacific                                                      461           21            397           15
Mountain                                                     343            9            298           13
South Central                                                298            8            337            2
New England                                                  197            8            197            2
-------------------------------------------------------------------------------------------------------------
                                                           2,908          101          2,827           94
Less: allowance for loan losses                              (16)          --            (37)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,892         $101         $2,790          $94
=============================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type at December 31 were:

(IN MILLIONS)                                                     2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                 SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Office buildings                                          $  874         $ 12         $  962          $ 4
Shopping centers and retail                                  860           66            718           71
Apartments                                                   419            8            470            2
Industrial buildings                                         510            9            458           12
Hotels and motels                                             78           --             89            4
Medical buildings                                             42           --             45           --
Mixed use                                                     52            1             44           --
Other                                                         73            5             41            1
-------------------------------------------------------------------------------------------------------------
                                                           2,908          101          2,827           94
Less: allowance for loan losses                              (16)          --            (37)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,892         $101         $2,790          $94
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2007 and 2006 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,187        $1,409        $1,461
Income on commercial mortgage loans                                  173           181           197
Trading securities and other investments                             213            86           156
-------------------------------------------------------------------------------------------------------
                                                                   1,573         1,676         1,814
Less: investment expenses                                             18            19            28
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,555        $1,657        $1,786
=======================================================================================================



Net realized investment gains for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $40           $50           $50
Commercial mortgage loans                                            --             1            (2)
Reduction in the allowance for loan losses                           21            --            --
-------------------------------------------------------------------------------------------------------
  Total                                                             $61           $51           $48
=======================================================================================================



5.  VARIABLE INTEREST ENTITIES

During the year ended December 31, 2005, RiverSource Life consolidated two secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. The SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. There is no remaining exposure to these SLTs as a result of their liquidations.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,411        $4,036        $3,638
Impact of SOP 05-1 at adoption                                      (204)           --            --
Capitalization of acquisition costs                                  704           687           633
Amortization, excluding impact of annual third quarter
changes in DAC-related assumptions                                  (454)         (394)         (383)
Amortization, impact of annual third quarter changes in DAC-
related assumptions                                                  (16)           38            67
Impact of changes in net unrealized securities losses (gains)        (12)           44            81
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,429        $4,411        $4,036
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $452          $370          $303
Impact of SOP 05-1 at adoption                                      (11)           --            --
Capitalization of sales inducements                                 124           126            94
Amortization                                                        (53)          (48)          (40)
Impact of changes in net unrealized securities losses (gains)        (1)            4            13
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $511          $452          $370
=======================================================================================================



7.  LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2007 and 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2007 and 2006.

8.  VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. RiverSource Life has established additional liabilities for the variable annuity death benefits, GMIB provisions and for life contingent benefits associated with GMWB provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the client can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the policyholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                                   2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF PREMIUM:
                                                              Total contract value                         $25,804       $17,418
                                                              Contract value in separate accounts          $23,892       $15,859
                                                              Net amount at risk(2)                        $    26       $    13
                                                              Weighted average attained age                     60            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR RESET:
                                                              Total contract value                         $20,231       $23,544
                                                              Contract value in separate accounts          $17,617       $20,058
                                                              Net amount at risk(2)                        $   167       $   227
                                                              Weighted average attained age                     60            61
------------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                                   2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR RATCHET:
                                                              Total contract value                         $ 7,908       $ 6,729
                                                              Contract value in separate accounts          $ 7,143       $ 5,902
                                                              Net amount at risk(2)                        $    81       $    26
                                                              Weighted average attained age                     61            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR RATCHET:
                                                              Total contract value                         $ 1,211       $   907
                                                              Contract value in separate accounts          $ 1,163       $   870
                                                              Net amount at risk(2)                        $     1       $    --
                                                              Weighted average attained age                     58            57
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                                              Total contract value                         $   693       $   586
                                                              Contract value in separate accounts          $   639       $   530
                                                              Net amount at risk(2)                        $    12       $    11
                                                              Weighted average attained age                     65            64
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                                              Total contract value                         $   950       $   811
                                                              Contract value in separate accounts          $   873       $   730
                                                              Net amount at risk(2)                        $    80       $    62
                                                              Weighted average attained age                     62            62
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                                              Total contract value                         $   927       $   928
                                                              Contract value in separate accounts          $   859       $   853
                                                              Net amount at risk(2)                        $    18       $    14
                                                              Weighted average attained age                     62            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:
                                                              Total contract value                         $ 5,104       $ 4,791
                                                              Contract value in separate accounts          $ 4,980       $ 4,761
                                                              Benefit amount in excess of account
                                                              value                                        $    22       $    --
                                                              Weighted average attained age                     62            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                                              Total contract value                         $ 7,958       $ 2,396
                                                              Contract value in separate accounts          $ 7,685       $ 2,349
                                                              Benefit amount in excess of account
                                                              value                                        $    33       $    --
                                                              Weighted average attained age                     62            63
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMAB:
                                                              Total contract value                         $ 2,260       $ 1,350
                                                              Contract value in separate accounts          $ 2,205       $ 1,340
                                                              Benefit amount in excess of account
                                                              value                                        $     3       $    --
                                                              Weighted average attained age                     55            55
------------------------------------------------------------------------------------------------------------------------------------


 (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.
 (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

 For the year ended December 31, 2007, additional liabilities (assets) and incurred claims were:

(IN MILLIONS)                                           GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1                      $26           $ 5          $(12)          $(5)
Reported claims                                               3             2            --            --
Liability balance at December 31                             24             3           136            33
Incurred claims (sum of reported and change in
liability (assets))                                           1            --           148            38


 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                           GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                              $16           $ 4          $  9           $ 1
Reported claims                                               8            --            --            --
Liability (asset) balance at December 31                     26             5           (12)           (5)
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                                18             1           (21)           (6)
------------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in benefits, claims, losses and settlement expenses.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $14,382       $16,841
Equity indexed annuities accumulated host values                              253           267
Equity indexed annuities embedded derivative                                   53            50
Variable annuities fixed sub-accounts                                       5,419         5,975
GMWB variable annuity guarantees                                              136           (12)
GMAB variable annuity guarantees                                               33            (5)
Other variable annuity guarantees                                              27            31
-------------------------------------------------------------------------------------------------
  Total annuities                                                          20,303        23,147
Variable universal life ("VUL")/universal life ("UL") insurance             2,568         2,562
Other life, DI and LTC insurance                                            4,106         3,852
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             26,977        29,561
Policy claims and other policyholders' funds                                   91            89
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $27,068       $29,650
=================================================================================================



Separate account liabilities as of December 31 consisted of the following:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $51,764       $43,515
VUL insurance variable sub-accounts                                         6,244         5,709
Other insurance variable sub-accounts                                          62            63
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $58,070       $49,287
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives were intended to be cash flow hedges of interest credited on forecasted sales rather than a hedge of inforce risk. These derivatives consisted of interest rate swaptions with a notional value of $0.8 billion and $1.2 billion at December 31, 2007 and 2006, respectively. Effective January 1, 2007, RiverSource Life removed the cash flow hedged designation from its swaptions because they were no longer considered highly effective. The fair value of these swaptions was $1 million and $2 million at December 31, 2007 and 2006, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to fixed accounts. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         NOTIONAL        FAIR        NOTIONAL        FAIR
(IN MILLIONS)                                             AMOUNT         VALUE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
Purchased options and futures                              $237           $43          $271           $40
Written options and futures                                 (58)           (1)          (67)           (1)



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The changes in fair values of these embedded derivatives are reflected in benefits, claims, losses and settlement expenses. The negative fair values for GMWB and GMAB at December 31, 2006 reflected that under conditions and expectations at that time, RiverSource Life believed the applicable fees charged for the rider would more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $7.2 billion at December 31, 2006 to $13.1 billion at December 31, 2007. The total value of variable annuity contracts with GMAB riders increased from $1.4 billion at December 31, 2006 to $2.3 billion at December 31, 2007. As a means of economically hedging its obligations under GMWB and GMAB provisions, RiverSource Life purchases equity put and call options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         NOTIONAL        FAIR        NOTIONAL        FAIR
(IN MILLIONS)                                             AMOUNT         VALUE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
Purchased options and futures                             $6,318         $338         $1,410         $171
Interest rate swaps                                          202            2            359           (1)
Sold equity futures                                         (202)          --           (111)          --


Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                           $15          $ 66          $ 56
  State                                                               1             3             4
-------------------------------------------------------------------------------------------------------
Total current income tax                                             16            69            60
Deferred federal income tax                                          83           123           122
-------------------------------------------------------------------------------------------------------
Income tax provision                                                $99          $192          $182
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                   2007          2006          2005
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (10.3)        (6.5)         (9.4)
  State taxes, net of federal benefit                                0.1          0.3           0.4
  Foreign tax credit, net of addback                                (2.1)        (0.7)         (0.5)
  Taxes applicable to prior years                                   (3.7)         0.1           2.8
  Other, net                                                          --          0.1           0.1
-------------------------------------------------------------------------------------------------------
Income tax provision effective rate                                 19.0%        28.3%         28.4%
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's effective tax rate was 19.0% and 28.3% for the years ended December 31, 2007 and 2006, respectively. The decrease in the effective tax rate primarily reflects lower pretax income as well as higher levels of tax advantaged items, including dividends received deduction and foreign tax credits, relative to pretax income for the year ended December 31, 2007 as well as a $7 million tax benefit related to the finalization of the prior year tax return.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31 are reflected in the following table:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,212        $1,146
  Investment related                                                          29            75
  Net unrealized losses on Available-for Sale securities and
     derivatives                                                              87           115
  Tax credit carryforwards                                                    19            --
  Other                                                                       44            45
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,391         1,381

Deferred income tax liabilities:
  DAC                                                                      1,253         1,253
  DSIC                                                                       179           158
  Other                                                                       92            60
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,524         1,471
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                       $  133        $   90
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Additionally, RiverSource Life has $11.9 million in Alternative Minimum Tax
(AMT) and $6.9 million foreign tax credit carryforwards included in the deferred tax assets as of December 31, 2007. The AMT carryforward has no expiration and the foreign tax credit carryforward expires on December 31, 2026. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2007 and 2006.

Effective January 1, 2007, RiverSource Life adopted the provisions of FIN 48. The amount RiverSource Life recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN MILLIONS)                                                                      2007
-------------------------------------------------------------------------------------------
Balance at January 1                                                               $ 73
Additions based on tax positions related to the current year                         34
Additions for tax positions of prior years                                           16
Reductions for tax positions of prior years                                         (26)
-------------------------------------------------------------------------------------------
Balance at December 31                                                             $ 97
===========================================================================================



If recognized, approximately $27 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of January 1, 2007 and December 31, 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $11 million in interest and penalties for the year ended December 31, 2007. RiverSource Life had $10 million and ($1) million for the payment of interest and penalties accrued at January 1, 2007 and December 31, 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of RiverSource Life, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $35 million to $40 million in the next 12 months.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall



RiverSource Life Insurance Company

--------------------------------------------------------------------------------


examination of the American Express Company consolidated return, commenced an examination of the RiverSource Life's income tax returns for 1997 through 2002 in the third quarter of 2005. In the first quarter of 2007, the IRS expanded the period of the exam to include 2003 through 2004. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2005.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies and has added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only. For the twelve months ended December 31, 2007, RiverSource Life recorded a benefit of approximately $46 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                            $28          $(41)         $(248)
Net unrealized derivative gains (losses)                             --            (1)            (6)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                  $28          $(42)         $(254)
=======================================================================================================



11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $0.8 billion and $1.2 billion as of December 31, 2007 and 2006, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain from operations                                $  523        $  469        $  327
Statutory net income                                                 555           514           339
Statutory capital and surplus                                      2,820         3,258         2,942
-------------------------------------------------------------------------------------------------------



12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contractholders through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2007 and 2006, RiverSource Life received $97 million and $76 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2007, 2006 and 2005.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2007, $2 million in 2006 and $1 million in 2005.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2007, 2006 and 2005 were $3 million, $3 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2007, 2006 and 2005 were $2 million, $1 million and $1 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $909 million, $755 million and $725 million for 2007, 2006 and 2005, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

During 2007, RiverSource Life Insurance Company paid $900 million of cash dividends to Ameriprise Financial, a portion of which is considered extraordinary. During 2006, RiverSource Life Insurance Company paid $300 million of dividends to Ameriprise Financial, a portion of which is considered extraordinary. Prior to the payment of the extraordinary cash dividends, RiverSource Life Insurance Company made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends did not require prior notification and response from the Minnesota Department of Commerce. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life Insurance Company paid dividends to Ameriprise Financial of $380 million. During 2007, 2006 and 2005, RiverSource Life of NY paid cash dividends of $83 million, $25 million and $23 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other liabilities at December 31, 2007 and 2006 are nil and $1 million, respectively, payable to Ameriprise Financial for federal income taxes.

13.  REINSURANCE

At December 31, 2007, 2006 and 2005, traditional life and universal life insurance inforce aggregated $187.3 billion, $174.1 billion and $160.1 billion, respectively, of which $117.4 billion, $102.4 billion and $86.3 billion were reinsured at the respective year ends. Life insurance inforce is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums for the years ended December 31 is as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 621         $ 645         $ 643
Reinsurance assumed                                                    2             3             2
Reinsurance ceded                                                   (138)         (115)         (124)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 485         $ 533         $ 521
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $57 million, $55 million and $52 million of reinsurance ceded for the years ended December 31, 2007, 2006 and 2005, respectively.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Reinsurance recovered from reinsurers amounted to $126 million, $115 million and $106 million for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2007 and 2006, the total net fair values, excluding accruals, of derivative assets were $385 million and $212 million, respectively, and derivative liabilities were $9 million and $7 million, respectively. The net notional amount of derivatives as of December 31, 2007 was $7.3 billion, consisting of $7.6 billion purchased and $0.3 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate derivative products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales.

The following is a summary of net unrealized gains (losses) related to cash flow hedging activity, net of tax for the years ended December 31 as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding gains (losses), net of tax of $1, $2 and $5,
respectively                                                        $--           $(4)         $(10)
Reclassification of realized losses (gains), net of tax of
$1, $1 and $1, respectively                                           1             3            (1)
-------------------------------------------------------------------------------------------------------
Net change in unrealized derivative gains (losses)                  $ 1           $(1)         $(11)
=======================================================================================================



At December 31, 2007, RiverSource Life expects to reclassify approximately $4 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months as a result of the amortization of deferred expense related to interest rate swaptions that will be recorded in net investment income.

If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. Effective January 1, 2007, RiverSource Life removed the cash flow hedge designation from its swaptions because the swaptions were no longer highly effective. Accordingly, all changes in the fair value of the swaptions are recorded directly to earnings. The removal of the cash flow designation did not cause any amounts in accumulated other comprehensive income (loss) to be reclassified into earnings because the forecasted transactions being hedged are still likely to occur. There were no cash flow hedges for which hedge accounting was terminated for these reasons during 2006 or 2005. No hedge relationships were discontinued during the years ended December 31, 2007, 2006 and 2005 due to forecasted transactions no longer expected to occur according to the original hedge strategy.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 11 years and relates to forecasted fixed annuity sales. For the years ended December 31, 2007, 2006 and 2005, there were $2 million, $4 million and $2 million, respectively, in losses on derivative transactions or portions thereof that were ineffective as hedges excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                            PURCHASED      WRITTEN      PURCHASED      WRITTEN
-------------------------------------------------------------------------------------------------------------
Equity indexed annuities                                   $ 43           $(1)         $ 40           $(1)
GMWB and GMAB                                               340            --           170            --
-------------------------------------------------------------------------------------------------------------
Total                                                      $383           $(1)         $210           $(1)
=============================================================================================================



Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the Consolidated Balance Sheets related to these contracts.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to the GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2007, the remaining payments RiverSource Life is scheduled to make for these options total $313 million through December 31, 2022.

RiverSource Life earns fees from the management of equity securities in variable annuities and variable insurance. The amount of fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of RiverSource Life's fee revenues to the general performance of equity markets, RiverSource Life from time to time enters into various combinations of financial instruments such as equity market put and collar options that mitigate the negative effect on fees that would result from a decline in the equity markets.

Embedded Derivatives
The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and non-life contingent GMWB provisions which are also considered embedded derivatives. The fair value of the embedded derivatives for annuity related products are included in future policy benefits. The changes in fair value of the equity indexed annuity embedded derivatives are reflected in interest credited to fixed accounts. The changes in fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses. At December 31, 2007 and 2006, the total fair value of these instruments, excluding the host contract and a liability for life contingent GMWB benefits of $2 million and nil, respectively, was a net liability of $220 million and $33 million, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2007 and 2006, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments at December 31:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
values                                                    $80,946       $80,946       $75,336       $75,336
Commercial mortgage loans, net                              2,892         2,868         2,790         2,875
Other investments                                              58            59           108           112

FINANCIAL LIABILITIES
Net liabilities for which carrying values approximate
fair values                                               $   177       $   177       $   (10)      $   (10)
Fixed account reserves                                     18,622        18,077        21,626        20,981
Separate account liabilities                               51,764        49,388        43,516        41,623
-------------------------------------------------------------------------------------------------------------



FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values were based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status were estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value was estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2007 and 2006. If the fair value of the fixed annuities were realized, the write-off of DAC and DSIC would be $308 million and $422 million as of December 31, 2007 and 2006, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $6.3 billion and $5.8 billion as of December 31, 2007 and 2006, respectively, were estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of the DAC and DSIC associated with separate account liabilities of $2.5 billion and $2.3 billion as of December 31, 2007 and 2006, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2007 and 2006, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2007, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6333 F (5/08)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(7) unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 19 on Form N-6 (33-62457)and is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001 and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999 between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(7) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit

27(h)(15) to Post-Effective Amendment No. 28 333-69777 and is incorporated by reference.

(h)(13) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69888 and is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculation of Illustrations for Succession Select is filed electronically herewith.

(m)(2) Calculation of Illustrations for Variable Second-To-Die Life Insurance is filed electronically herewith.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for Variable Second-To-Die Life Insurance is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007 filed electronically as Exhibit (r)(1) with Post-Effective Amendment No. 31 to Registration Statement No. 33-69777 is incorporated by references.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company

Name                  Principal Business Address*          Position and Offices With Depositor
-------------------   ----------------------------------   ------------------------------------------
Gumer C. Alvero                                            Director and Executive
                                                           Vice President - Annuities

Timothy V. Bechtold                                        Director and President

Kent M. Bergene                                            Vice President - Affiliated Investments

Walter S. Berman                                           Vice President and Treasurer

Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President-Fund Relations

Charles R. Caswell                                         Reinsurance Officer

Jim Hamalainen                                             Vice President - Investments

Michelle M. Keeley                                         Vice President - Investments

Timothy J. Masek                                           Vice President - Investments

Brian J. McGrane                                           Director, Executive Vice President and
                                                           Chief Financial Officer

Thomas W. Murphy                                           Vice President - Investments

Kevin E. Palmer                                            Director, Vice President and Chief Actuary

Bridget M. Sperl                                           Director, Executive Vice President -
                                                           Client Service

David K. Stewart                                           Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.



Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                               Jurisdiction of
Name of Subsidiary                             Incorporation
--------------------------------------------   ---------------
Advisory Capital Strategies Group Inc.         Minnesota
AEXP Affordable Housing LLC                    Delaware
American Enterprise Investment Services Inc.   Minnesota
American Express Property Casualty Insurance
   Agency of Kentucky, Inc.                    Kentucky
American Express Property Casualty Insurance
   Agency of Maryland, Inc.                    Maryland
American Express Property Casualty Insurance
   Agency of Mississippi, Inc.                 Mississippi
American Express Property Casualty Insurance
   Agency of Pennsylvania, Inc.                Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.  Wisconsin
Ameriprise Bank, FSB                           USA
Ameriprise Capitive Insurance Company          Vermont
Ameriprise Capital Trust I                     Delaware
Ameriprise Capital Trust II                    Delaware
Ameriprise Capital Trust III                   Delaware
Ameriprise Capital Trust IV                    Delaware
Ameriprise Certificate Company                 Delaware
Ameriprise Financial Services,Inc.             Delaware
Ameriprise India Private Ltd.                  India
Ameriprise Insurance Company                   Wisconsin
Ameriprise Trust Company                       Minnesota
Boston Equity General Partner LLC              Delaware
IDS Capital Holdings Inc.                      Minnesota
IDS Futures Corporation                        Minnesota
IDS Management Corporation                     Minnesota
IDS Property Casualty Insurance Company        Wisconsin
IDS REO 1, LLC                                 Minnesota
IDS REO 2, LLC                                 Minnesota
Investors Syndicate Development Corporation    Nevada
Kenwood Capital Management LLC (47.7% owned)   Delaware
Realty Assets, Inc.                            Nebraska
RiverSource CDO Seed Investments, LLC          Minnesota
RiverSource Distributors,Inc.                  Delaware
RiverSource Investments,LLC                    Minnesota
RiverSource Life Insurance Company             Minnesota
RiverSource Life Insurance Co. of New York     New York
RiverSource Service Corporation                Minnesota
RiverSource Tax Advantaged Investments, Inc.   Delaware
Securities America Advisors,Inc.               Nebraska
Securities America Financial Corporation       Nebraska
Securities America, Inc.                       Nebraska
Threadneedle Asset Management Holdings Ltd.    England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and
Principal Business Address*   Positions and Offices with Underwriter
---------------------------   ----------------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice President-Asset
                              Management, Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and
                              Chief Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                        NET UNDERWRITING   COMPENSATION
NAME OF                   DISCOUNTS AND         ON         BROKERAGE        OTHER
PRINCIPAL UNDERWRITER      COMMISSIONS      REDEMPTION    COMMISSIONS   COMPENSATION
---------------------   ----------------   ------------   -----------   ------------
RiverSource
   Distributors, Inc.     $322,665,705         None           None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement Pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2008.

                                        RiverSource Variable Life Separate
                                        Account
                                        (Registrant)

                                        By: RiverSource Life Insurance Company
                                            (Depositor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2008.



/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice
-------------------------------------   President and Chief Financial
Brian J. McGrane                        Officer(Principal Financial Officer)



/s/ Kevin E. Palmer*                    Director, Vice President and
-------------------------------------   Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated Aug. 30, 2007 filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 333-69777, by:


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Assistant General Counsel
and Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 23
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A. Prospectus for:

RiverSource Succession Select (SM) Variable Life Insurance and RiverSource(R) Variable Second-To-Die Life Insurance

Part B.

Combined Statement of Additional Information for RiverSource Variable Life Separate Account

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculation of Illustrations for Succession Select.

(m)(2) Calculation of Illustrations for Variable Second-To-Die.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select.

(n)(2) Consent of Independent Registered Public Accounting Firm for Variable Second-To-Die.